As filed with the Securities and Exchange Commission on April 9, 1999 Registration No. 333-01713

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 5 TO
                                 FORM S-6

    FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY*
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Address of Depositor's Principal Executive Office)

                                (949) 640-3743
              (Depositor's Telephone Number, including Area Code)


                                Diane N. Ledger
                               Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                               Jeffrey S. Puretz
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                          Washington, D.C. 20006-2401

It is proposed that this filing will become effective on May 1, 1999 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing Fee: None

Pacific Select   Separate Account of Pacific Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back Cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  Pacific Select Estate Preserver basics; The death benefit

    (b)  Cumulative or distributive securities.........  Pacific Select Estate Preserver basics; The death benefit

    (c)  Withdrawal or redemption......................  Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc.....................  Withdrawals, surrenders and loans

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

                                                         Policy

    (e)  Periodic payment plan.........................  N/A

    (f)  Voting rights.................................  Voting Rights

    (g)  Notice to security holders....................  Reports we'll send you

    (h)  Consents required.............................  Voting rights

    (i)  Other provisions..............................  N/A

11. Type of securities comprising units................  Pacific Select Estate
                                                         Preserver Basics

12. Certain information regarding periodic
    payment plan certificates..........................  N/A

13. (a)  Load, fees, expenses, etc.....................  Deductions from your premiums;
                                                         Surrendering your policy

    (b)  Certain information regarding periodic
         payment plan certificates.....................  N/A

    (c)  Certain percentages...........................  Deductions from your premiums

    (d)  Difference in price...........................  N/A

    (e)  Certain other fees, etc.......................  Deductions from your premiums;
                                                         Surrendering your policy

    (f)  Certain other profits or benefits.............  The death benefit; Your policy's accumulated value

    (g)  Ratio of annual charges to income.............  N/A

14. Issuance of trust's securities.....................  Pacific Select Estate Preserver Basics

15. Receipt and handling of payments from
    purchasers.........................................  How premiums work

16. Acquisition and disposition of underlying
    securities.........................................  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption...........................  Withdrawals, surrenders and loans

18. (a)  Receipt, custody and disposition
         of income.....................................  Your policy's accumulated value
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
    (b)  Reinvestment of distributions.................  N/A

    (c)  Reserves or special funds.....................  N/A

    (d)  Schedule of distributions.....................  N/A

19. Records, accounts and reports......................  Statements and Reports


20. Certain miscellaneous provisions of trust agreement

    (a)  Amendment.....................................  N/A

    (b)  Termination...................................  N/A

    (c) and (d) Trustee, removal and successor.........  N/A

    (e) and (f) Depositors, removal and successor......  N/A

21. Loans to security holders..........................  Withdrawals, Surrenders and Loan

22. Limitations on liability...........................  N/A

23. Bonding arrangements...............................  N/A

24. Other material provisions of trust agreement.......  N/A

III. Organizations, Personnel and Affiliated Persons of Depositor

25. Organization of depositor..........................  About Pacific Life


26. Fees received by depositor.........................  See Items 13(a) and 13(e)

27. Business of depositor..............................  About Pacific Life


28. Certain information as to officials and affiliated
    persons of depositor...............................  About Pacific Life

29. Voting securities of depositor.....................  N/A

30. Persons controlling depositor......................  N/A

31. Payments by depositor for certain services


     rendered to trust.................................  N/A

32.  Payments by depositor for certain other services
     rendered to trust.................................  N/A

33.  Remuneration of employees of depositor for
     certain services rendered to trust................  N/A

34.  Remuneration of other persons for certain
     services rendered to trust........................  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states......  N/A

36.  Suspension of sales of trust's securities.........  N/A

37.  Revocation of authority to distribute.............  N/A

38.  (a)  Method of distribution.......................  How policies are distributed

     (b)  Underwriting agreements......................  How policies are distributed

     (c)  Selling agreements...........................  How policies are distributed

39.  (a)  Organization of principal underwriters.......  How policies are distributed

     (b)  N.A.S.D. membership of principal
          underwriters.................................  How policies are distributed

40.  Certain fees received by principal underwriters...  How policies are distributed

41.  (a)  Business of each principal underwriter.......  How policies are distributed

     (b)  Branch offices of each principal
          underwriter..................................  N/A

     (c)  Salesmen of each principal underwriter.......  N/A

42.  Ownership of trust's securities by certain persons  N/A

43.  Certain brokerage commissions received by
     principal underwriters............................  N/A

44.  (a)  Method of valuation..........................  Your Policy's Accumulated Value

                                                         Value

     (b)  Schedule as to offering price................  How premiums work

     (c)  Variation in offering price to certain
          persons......................................  Monthly Deductions

45.  Suspension of redemption rights...................  Timing of payments, forms, and requests

46.  (a)  Redemption Valuation.........................  Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price..............  Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities..  Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee............  N/A

49.  Fees and expenses of trustees.....................  N/A

50.  Trustee's lien....................................  N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities........  The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect
          to selection or elimination of underlying
          securities...................................  How our accounts work

     (b)  Transactions involving elimination of
          underlying securities........................  How our accounts work

     (c)  Policy regarding substitution or
          elimination of underlying securities.........  How our accounts work

     (d)  Fundamental policy not otherwise
          covered......................................  N/A

53.  Tax status of trust...............................  Variable life insurance and your taxes

VIII. Financial and Statistical Information

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
54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial statements


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
PACIFIC SELECT ESTATE PRESERVER               PROSPECTUS MAY 1, 1999
                                              Pacific Select Estate Preserver is a last survivor flexible premium variable life insurance policy issued by Pacific Life Insurance Company.

This policy is not available in all states.   This prospectus provides information that you should know before buying a
This prospectus is not an offer in any        policy. It's accompanied by a current prospectus for the Pacific Select Fund, a
state or jurisdiction where we're not         fund that provides the underlying portfolios for the variable investment
legally permitted to offer the policy.        options offered under the policy. Please read these prospectuses carefully and keep them for future reference.
The policy is described in detail in this
prospectus. The Pacific Select Fund is        Here's a list of all of the investment options available under your policy:
described in its prospectus and in its
Statement of Additional Information (SAI).    VARIABLE INVESTMENT OPTIONS
No one has the right to describe the policy   Money Market               Large-Cap Value
or the Pacific Select Fund any differently    High Yield Bond            Mid-Cap Value
than they have been described in these        Managed Bond               Equity
documents.                                    Government Securities      Bond and Income
                                              Growth                     Equity Index
You should be aware that the Securities and   Aggressive Equity          Small-Cap Index
Exchange Commission (SEC) has not reviewed    Growth LT                  REIT
the policy for its investment merit, and      Equity Income              International
does not guarantee that the information in    Multi-Strategy             Emerging Markets
this prospectus is accurate or complete.
It's a criminal offense to say otherwise.     FIXED OPTIONS
                                              Fixed Account
                                              Fixed LT Account
                                              The Fixed LT Account is not available in every state.

     YOUR GUIDE TO THIS PROSPECTUS

An overview of Pacific Select Estate Preserver                       4
----------------------------------------------------------------------
Pacific Select Estate Preserver basics                              12

Owners, people insured by the policy, and beneficiaries             13

Policy date, monthly payment date, policy anniversary date          14

Statements and reports we'll send you                               15

Your right to cancel                                                15

Timing of payments, forms and requests                              16

Telephone transactions                                              17
----------------------------------------------------------------------
The death benefit                                                   18

Choosing your death benefit option                                  18

The guideline minimum death benefit                                 19

When we pay the death benefit                                       19

Comparing the death benefit options                                 20

Changing your death benefit option                                  20

Decreasing the face amount                                          21

Optional riders                                                     21
----------------------------------------------------------------------
How premiums work                                                   22

Your first premium payment                                          22

Planned periodic premium payments                                   22

Deductions from your premiums                                       23

Allocating your premiums                                            23

Limits on the premium payments you can make                         24
----------------------------------------------------------------------
Your policy's accumulated value                                     25

Calculating your policy's accumulated value                         25

Monthly deductions                                                  25

Lapsing and reinstatement                                           27
----------------------------------------------------------------------
Your investment options                                             29

Variable investment options                                         29

Fixed options                                                       33

Transferring among investment options                               33

Transfer programs                                                   34
----------------------------------------------------------------------
Withdrawals, surrenders and loans                                   36

Making withdrawals                                                  36

Taking out a loan                                                   37

Ways to use your policy's loan and withdrawal features              38

Surrendering your policy                                            39
----------------------------------------------------------------------
General information about your policy                               41
----------------------------------------------------------------------
Variable life insurance and your taxes                              43
----------------------------------------------------------------------
About Pacific Life                                                  47
----------------------------------------------------------------------
Illustrations                                                      100
----------------------------------------------------------------------
Appendices                                                         112

Appendix A: Joint equal age                                        112

Appendix B: Rates per $1,000 of initial face amount                114

Appendix C: Death benefit percentages                              115

Appendix D: Death benefit factor table                             116
----------------------------------------------------------------------
Where to go for more information                            back cover

2
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
                                                   Terms used in this prospectus
                                                   We've tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We've identified some of these below and the pages where you'll find an explanation of what they mean.

                                                   If you have any questions, please ask your registered representative or call us at 1-800-800-7681.

                                                   Accumulated value                  25      Joint owners                       13
                                                   Accumulation units                 31      Lapse                              27
                                                   Age                                13      Loan account                       37
                                                   Allocation                         23      Modified endowment contract        45
In this prospectus, you and your mean the          Assignment                         42      Monthly payment date               14
policy holder or owner. Pacific Life, we,          Beneficiary                        14      Net amount at risk                 24
us and our refer to Pacific Life Insurance         Business day                       16      Net cash surrender value           39
Company. The fund refers to Pacific Select         Cash surrender value               39      Net premium                        22
Fund. Policy means a Pacific Select Estate         Contingent beneficiary             14      Outstanding loan amount            37
Preserver variable life insurance policy,          Cost of insurance rate             25      Planned periodic premium           22
unless we state otherwise.                         Death benefit                      18      Policy anniversary                 14
                                                   Death benefit factor               19      Policy date                        14
                                                   Death benefit percentage           19      Policy year                        14
                                                   Face amount                        18      Portfolio                          29
                                                   Fixed account                      33      Proper form                        16
                                                   Fixed LT account                   33      Reinstatement                      28
                                                   Fixed options                      33      Riders                             21
                                                   General account                    48      Sales surrender target             40
                                                   Guideline minimum death benefit    19      Separate account                   48
                                                   Guideline premium limit            24      Seven-pay limit                    45
                                                   Illustration                       15      Tax code                           43
                                                   In force                           12      Unit value                         31
                                                   Income benefit                     41      Variable account                   29
                                                   Joint equal age                    27      Variable investment option         29

                                                                                                                                  3
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
AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                                              This overview tells you some key things you should know about your policy. It's designed as a summary only - please read the entire prospectus and your policy for more detailed information.

                                              Some states have different rules about how life insurance policies are described or administered. The terms in your policy, or in any endorsement or rider, prevail over what's in this prospectus.

                                              --------------------------------------------------------------------------------

Pacific Select Estate Preserver basics        Pacific Select Estate Preserver is a last survivor flexible premium variable life insurance policy.
Last survivor life insurance may be
appropriate for two spouses who want to       . Last survivor means the policy insures the lives of two people and provides a
provide a death benefit for their children.     death benefit that's payable after both people have died.

This may not be the right kind of policy for  . Flexible premium means you can vary the amount and frequency of your premium
someone who wants to provide a death benefit    payments.
for his or her spouse. In that case, a
policy that insures a single life may be      . Variable means the policy's value depends on the performance of the investment
more appropriate.                               options you choose.

Please discuss your insurance needs and       . Life insurance means the policy provides a death benefit to the beneficiary
financial objectives with your registered       you choose.
representative.
                                              In addition to providing a death benefit that is generally free of federal
You'll find more about the basics of Pacific  income tax, any growth in your policy's accumulated value is tax-deferred. You
Select Estate Preserver starting on page 12.  can choose from 18 variable investment options, each of which invests in a corresponding portfolio of the Pacific Select Fund, and from two fixed options, both of which provide a guaranteed minimum rate of interest.

                                              Pacific Select Estate Preserver is designed for long-term financial planning.
                                              Please take some time to read the information in this prospectus before you decide if this life insurance policy meets your insurance needs and financial objectives.

                                              Your right to cancel
                                              During the free look period, you have the right to cancel your policy and return it to us or your registered representative for a refund. The amount of your refund may be more or less than the premium payments you've made, depending on the state where you signed your application. If you signed your application in a state that requires us to refund premium payments, we'll hold the net premiums in the Money Market investment option until the free look transfer date.
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4
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
                                                --------------------------------------------------------------------------------

The death benefit                               You can choose one of four death benefit options depending on what is more important to you: a larger death benefit or building the accumulated value of
Your policy provides a death benefit for        your policy.
your beneficiary after both of the people
insured by the policy have died, as long        You can change your death benefit option and reduce your policy's face amount
as your policy is in force.                     (with certain restrictions) while your policy is in force.

You'll find more about the death benefit        Optional riders
starting on page 18.                            There are six optional riders that provide extra benefits, some at additional cost. Not all riders are available in every state, and some riders may only be added when you apply for your policy.

                                                --------------------------------------------------------------------------------

How premiums work                               Your first premium must be equal to at least 25% of the sum of your premium load and your policy's monthly charges for the first year. Your planned
Your policy gives you the flexibility to        periodic premium must be for at least $50.
choose the amount and frequency of your
premium payments, within certain limits.        Deductions from your premiums
                                                We deduct a premium load from each premium payment you make. The premium load
You'll find more about how premiums work        is made up of a sales load, a state and local tax charge, and a federal tax
starting on page 22.                            charge.

                                                Limits on the premium payments you can make
                                                Federal tax law puts limits on the premium payments you can make in relation to your policy's death benefit. We may refuse all or part of a premium payment you make, or remove all or part of a premium from your policy and return it to you under certain circumstances.

                                                -------------------------------------------------------------------------------

Your policy's accumulated value                 Accumulated value is the value of your policy on any business day. It is not guaranteed - it depends on the performance of the investment options you've
Accumulated value is used as the basis          chosen, the premium payments you've made, policy charges, and how much you've
for determining policy benefits and             borrowed or withdrawn from the policy.
charges. If there is not enough
accumulated value to cover policy               Monthly deductions
charges, your policy could lapse.               We deduct a monthly charge from your policy's accumulated value on each monthly payment date. The charge is made up of cost of insurance, an administrative
You'll find more about accumulated value        charge, and a mortality and expense risk charge. If you add any riders, we'll
starting on page 25.                            add any charges for them to your monthly charge.

                                                Lapsing and reinstatement
                                                If there is not enough accumulated value to cover the monthly charge on the day we make the deduction, your policy may lapse - which means you'll no longer have any insurance coverage. If your policy is in danger of lapsing, we'll give you a grace period of 61 days to pay the required premium. If your policy lapses at the end of the grace period, you have five years from the day it lapses to apply for a reinstatement.

                                                                                                                                5
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
AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                                                --------------------------------------------------------------------------------

Your investment options                         You can choose from 18 variable investment options, each of which invests in a corresponding portfolio of the Pacific Select Fund. We're the investment
The investment options you choose will          adviser for the Pacific Select Fund. We oversee the management of all the
affect your policy's accumulated value,         fund's portfolios and manage two of the portfolios directly. We've retained other
and may affect the death benefit.               portfolio managers to manage the other portfolios. The value of each portfolio will fluctuate with the value of the investments it holds, and returns are not
Please review the investment options            guaranteed.
carefully and ask your registered
representative to help you choose the           You can also choose from two fixed options, the Fixed account and the Fixed LT
right ones for your goals and risk              account, both of which provide a guaranteed minimum annual interest rate of 4%.
tolerance.                                      We may offer a higher interest rate. If we do, we'll guarantee that rate for one year.
The Fixed LT account will be available
June 1, 1999, but may not be available          We allocate your premium payments and accumulated value to the investment
in every state. Please contact your             options you choose. Your policy's accumulated value will fluctuate depending on
registered representative or us to find         the investment options you've chosen. You bear the investment risk of any
out if the Fixed LT account is available        variable investment options you choose.
in the state where you signed your
application.                                    In some states we'll hold your premium payments in the Money Market investment option until the free look transfer date. Please turn to Your right to cancel
You'll find more about the investment           for details.
options starting on page 29.
                                                Transferring among investment options
                                                You can transfer among the investment options during the life of your policy without paying any current income tax. There is currently no charge for transfers.

                                                You can make as many transfers as you like between variable investment options.
                                                You can also make automatic transfers from one variable investment option to another using our dollar cost averaging or portfolio rebalancing program. These programs are not available for the fixed options.

                                                You can only make one transfer from each fixed option in any 12-month period.
                                                For the Fixed account, each transfer may be no more than $5,000 or 25% of the accumulated value in the Fixed account, whichever is greater. For the Fixed LT account, each transfer may be no more than $5,000 or 10% of the accumulated value in the Fixed LT account. You can only transfer to the fixed options in the policy month right before each policy anniversary.

You'll find out more about our automatic        You can also make automatic transfers from the Fixed account to other
transfer programs starting on page 36.          investment options during the first policy year using our first year transfer program.

                                                --------------------------------------------------------------------------------

Withdrawals, surrenders and loans               You can take out all or part of your policy's accumulated value while your policy is in force by making withdrawals or surrendering your policy. You can
Making a withdrawal, taking out a loan or       take out a loan from us using your policy as security. You can also use your
surrendering your policy can change your        policy's loan and withdrawal features to supplement your income, for example,
policy's tax status, generate taxable           during retirement.
income, or make your policy more
susceptible to lapsing. Be sure to plan         Making withdrawals
carefully before using these policy             You can withdraw part of your policy's net cash surrender value starting on
benefits.                                       your policy's first anniversary. This reduces your policy's accumulated value and could affect the face amount and death benefit.
You'll find more about withdrawals,
surrenders and loans starting on page 36.

6
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
                                                --------------------------------------------------------------------------------

                                                Taking out a loan
                                                You can take out a loan from us using your policy's accumulated value as security. You pay interest on the amount you borrow at an annual rate of 4.5%
                                                during the first 10 policy years and 4.25% thereafter. The accumulated value used to secure your loan is set aside in a loan account, where it earns interest at an annual rate of 4%.

                                                The amount in the loan account is not available to help pay for any policy charges. Taking out a loan affects the accumulated value of your policy because the amount set aside in the loan account misses out on the potential earnings available through the investment options.

                                                Surrendering your policy
                                                You can surrender or cash in your policy for its net cash surrender value while either of the two people insured by the policy is still living. If you surrender your policy during the first 10 policy years, we'll apply a surrender charge.

                                                --------------------------------------------------------------------------------

Variable life insurance and your taxes          Your beneficiary generally will not have to pay federal income tax on death benefit proceeds. You'll also generally not be taxed on any or all of your
There are tax issues to consider when you       policy's accumulated value unless you receive a cash distribution by making a
own a life insurance policy. These are          withdrawal or surrendering your policy.
described in detail starting on page 43.
                                                If your policy is a modified endowment contract, all distributions you receive during the life of the policy may be subject to tax and a 10% penalty.

                                                --------------------------------------------------------------------------------

About Pacific Life                              Pacific Life is a life insurance company based in California. We issue the policies. Pacific Mutual Distributors, Inc., our subsidiary, is the distributor
When you buy a life insurance policy,           of the policies.
you're relying on the insurance company
that issues it to be able to meet its           How our accounts work
financial obligations to you.                   We put your premium payments in our general and separate accounts. We own the assets in our accounts and make the allocations to the investment options
You'll find more about Pacific Life, and our    you've chosen.
strength as a company, starting on page 47.
                                                Amounts allocated to the fixed options are held in our general account. Our general account includes all of our assets, except for those held in our separate accounts. Our ability to meet our obligations under the policy is backed by our strength as an insurance company.

                                                Amounts allocated to the variable investment options are held in our separate account. The assets in this account are kept separate from the assets in our general account and our other separate accounts, and are protected from our general creditors.

                                                                                                                               7
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
AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                                              This section of the overview explains the fees and expenses associated with your Pacific Select Estate Preserver Policy.

                                              --------------------------------------------------------------------------------
Understanding policy expenses and cash flow
                                                         ------------
The chart to the right illustrates how cash              Your premium
normally flows through a Pacific Select                  You make a
Estate Preserver policy.                                 premium       ---------------------------------.
                                                         payment                                        .
The dark shaded boxes show the fees and                  -------------                                  v
expenses you pay directly or indirectly                                                           --------------
under your policy. These are explained in                                                         We deduct
the pages that follow.                                                                            a premium load
                                                         --------------                           --------------
In some states we'll hold your net premium               Net premium                                     .
payments in the Money Market investment                  We allocate                                     .
option until the free look transfer date.                the net                                         .
Please turn to Your right to cancel for                  premium to    -----------------------------------
details.                                                 the investment
                                                         options you
                                                         choose
                                                         --------------
                                                               .
                                                               .
                                                               .
                                                     -----------------------
                                                     .                     .
                                                     .                     .
                                                     v                     v
                                               -------------          ------------       -------------      ------------------
                                               Fixed Options          Variable           Pacific Select      The fund
                                               We hold                investment         Fund                deducts
                                               amounts                options            The variable        advisory
                                               you                    We hold     <--->  investment     ---> fees and
                                               allocate               amounts            options invest      other fund
                                               to these               you allocate       in the fund's       expenses
                                               options in             to these           portfolios          from the
                                               our general            options in                             portfolios
                                               account     ---------  our separate
                                                                      account
                                                -------------   .      ------------       -------------      -----------------
                                                                .                                            -----------------
                                                                .                                            We deduct:
                                                                 ----------.                                 . cost of
                                                                           .                                   insurance
                                                                           .                                 . administrative
                                                                           .            We make monthly        charge
                                                                           .            deductions           . mortality
                                                                           .    -------------------------->    and expenses
                                                                           .    .                              risk charge
                                                                           .    .                            . rider charges
                                                                           .    .                            -----------------
                                                                           v    .
                                                     -----------     ---------------                         -----------------
                                                     Loan             Accumulated        If you make         We deduct a
                                                     account     <--> value         -----a withdrawal----->  withdrawal
                                                     accumulated      The total                              charge
                                                     value set        value of                               ----------------
                                                     aside to         your policy
                                                     secure a
                                                     policy loan
                                                     -----------      -------------
                                                                                .
                                                                                .
                                                                                . If you surrender your
                                                                                . policy during the first    -------------------
                                                                                . 10 policy years            We deduct
                                                                                ---------------------------->a surrender
                                                                                                             charge
                                                                                                             ------------------
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
                                                --------------------------------------------------------------------------------

Deductions from your premiums                   We deduct a premium load from each premium payment you make. The load is made up of three charges:
The premium load is explained in more
detail on page 23.                              Sales load - 5% of each premium payment during the first 10 policy years and reduced to 3% after the 10th policy year.

                                                State and local tax charge - 2.35% of each premium payment.

                                                Federal tax charge - 1.50% of each premium payment.

                                                --------------------------------------------------------------------------------

Deductions from your policy's                   We deduct a monthly charge from your policy's accumulated value in the
accumulated value                               investment options on each monthly payment date. This charge is made up of three charges:
The monthly charge is explained in
more detail starting on page 25.                Cost of insurance - We calculate this charge by multiplying the current cost of insurance rate by a discounted net amount at risk at the beginning of each policy month. When the younger of the two people insured by the policy reaches
An example                                      age 100, the cost of insurance charge is zero -- in other words, you no longer pay any cost of insurance charge.
For a policy with:
 . a joint equal age of 50                       Administrative charge - We deduct a charge of $16 a month during the first five
 . a face amount of $100,000                     policy years, and $6 a month thereafter. When the younger of the two people
 . accumulated value of $60,000 after            insured by the policy reaches age 100, the administrative charge is zero -- in
  deducting any outstanding loan amount.        other words, you no longer pay any administrative charge.

The monthly charge for the face amount          Mortality and expense risk charge - The mortality and expense risk charge
component of the mortality and expense          varies depending on your policy's face amount, joint equal age on the policy
risk charge is $10.20                           date and accumulated value. It's made up of two components:
(($100,000 / 1,000) X 0.102).
                                                . The face amount component, which we deduct every month during the first 10
The monthly charge for the accumulated            policy years at a rate that is based on the joint equal age and each $1,000
value component is $15                            of the initial face amount of your policy.
($60,000 X 0.025%). The charge in policy
year 21 (and thereafter) would be $5            . The accumulated value component, which we deduct every month during the
($60,000 X 0.008333%) if the policy's             first 20 policy years at an annual rate of 0.30% (0.025% monthly) of your
accumulated value was $60,000.                    policy's accumulated value in the investment options. During policy years 21 and thereafter, we reduce the annual rate to 0.10% (0.008333% monthly) of the
Joint equal age is explained in Appendix A.       accumulated value.
The rates for the face amount component are
shown in Appendix B.                            Riders - If you add any riders to your policy, we add any charges for them to your monthly charge.

                                                                                                                              9
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
AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                                                --------------------------------------------------------------------------------

Withdrawal and surrender charges                You can withdraw part of your policy's net cash surrender value at any time starting on your policy's first anniversary. There is a $25 charge for each
Withdrawal and surrender charges are            withdrawal you make. We deduct this charge proportionately from all of your
explained in more detail on pages 36 and        investment options.
40.
                                                If you surrender or cash in your policy, or decrease its face amount, during
An example                                      the first 10 years of owning the policy, we'll deduct a surrender charge. The surrender charge is made up of two components:
For a policy that is surrendered at the
end of the first policy year, with:             . The underwriting surrender charge, which is assessed at a rate that is based
 . a joint equal age of 50                         on the joint equal age and each $1,000 of the initial face amount of your
 . an initial face amount of $100,000.             policy. The amount of the charge does not change during the first policy year.
                                                  Starting on the first policy anniversary, we reduce the charge by 0.9259% a
The underwriting surrender charge is $520.        month until it reaches zero at the end of 10 policy years.

The sales surrender target is $905. The         . The sales surrender charge, which, during the first policy year, equals the
maximum sales surrender charge is $226.25.        smaller of the following amounts:

The underwriting surrender charge and           . 25% of the premium payments you've made, or
sales surrender target rates appear in
Appendix B.                                     . 25% of the sales surrender target, which is based on the joint equal age of the people insured by the policy for each $1,000 of a policy's initial face amount.

                                                The sales surrender charge increases until the premiums you pay reach the sales surrender target. In the 13th month you own your policy, we reduce the sales surrender charge so that it is 99.0741% of the charge as calculated above.
                                                After that, we reduce it by 0.9259% a month until it reaches zero at the end of
                                                10 policy years.

                                                --------------------------------------------------------------------------------

Fees and expenses paid by the                   The Pacific Select Fund pays advisory fees and other expenses. These are
Pacific Select Fund                             deducted from the assets of the fund's portfolios and may vary from year to year. They are not fixed and are not part of the terms of your policy. If you
You'll find more about the Pacific Select       choose a variable investment option, these fees and expenses affect you
Fund starting on page 29, and in the fund's     indirectly because they reduce portfolio returns.
prospectus, which accompanies this
prospectus.                                     Advisory fee
                                                Pacific Life is the investment adviser to the fund. The fund pays an advisory fee to us for these services. The table below shows the advisory fee as a annual percentage of each portfolio's average daily net assets.

10
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
                                                   --------------------------------------------------------------------------------

                                                   Other expenses
                                                   The table also shows expenses the fund paid in 1998 as an annual percentage of each portfolio's average daily net assets. To help limit fund expenses, we've agreed to waive all or part of our investment advisory fees or otherwise reimburse each portfolio for expenses (not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed
                                                   0.25% of its average daily net assets. We do this voluntarily, but do not guarantee that we'll continue to do so after December 31, 2000. No reimbursement was necessary for 1998.

                                                   --------------------------------------------------------------------------------
                                                   Portfolio                       Advisory fee    Other expenses    Total expenses
                                                   --------------------------------------------------------------------------------
                                                   Money Market/1/                     0.37%            0.06%             0.43%
                                                   High Yield Bond/1/                  0.60%            0.06%             0.66%
                                                   Managed Bond                        0.60%            0.06%             0.66%
                                                   Government Securities               0.60%            0.06%             0.66%
                                                   Growth                              0.65%            0.05%             0.70%
                                                   Aggressive Equity                   0.80%            0.09%             0.89%
                                                   Growth LT                           0.75%            0.05%             0.80%
                                                   Equity Income/1/                    0.65%            0.05%             0.70%
                                                   Multi-Strategy/1/                   0.65%            0.06%             0.71%
                                                   Large-Cap Value/2/                  0.85%            0.06%             0.91%
                                                   Mid-Cap Value/2/                    0.85%            0.06%             0.91%
                                                   Equity                              0.65%            0.06%             0.71%
                                                   Bond and Income                     0.60%            0.10%             0.70%
                                                   Equity Index                        0.16%            0.05%             0.21%
                                                   Small-Cap Index/2/                  0.50%            0.06%             0.56%
                                                   REIT/2/                             1.10%            0.06%             1.16%
                                                   International                       0.85%            0.15%             1.00%
                                                   Emerging Markets                    1.10%            0.36%             1.46%
                                                   --------------------------------------------------------------------------------

                                                   /1/ Total net expenses for these portfolios in 1998, after deduction of an offset for custodian credits, was: 0.42% for Money Market Portfolio, 0.65% for High
                                                   Yield Bond Portfolio, 0.69% for Equity Income Portfolio, and 0.70% for Multi-
                                                   Strategy Portfolio.

                                                   /2/ Expenses are estimated. There were no actual advisory fees or other expenses for these portfolios in 1998 because the portfolios started on January 4, 1999.

                                                                                                                                  11
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
PACIFIC SELECT ESTATE PRESERVER BASICS

                                                When you buy a Pacific Select Estate Preserver life insurance policy, you're entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your policy, applications to change or reinstate the policy, any amendments, riders or endorsements to your policy, and specification pages.

Policy amendments and endorsements are a        When we approve your signed application, we'll issue your policy. If your
part of your policy and confirm changes         application does not meet our underwriting requirements, we can reject it or
you or we make to the policy.                   ask you for more information. Once we receive your first premium payment, the policy has been delivered to you and any delivery requirements have been met,
Specification pages summarize information       we'll consider your policy to be in force. That's when our obligations under
specific to your policy at the time the         the policy begin.
policy is issued.
                                                Your policy will be in force until one of the following happens:
Riders provide extra benefits, some at          . both people insured by the policy die
additional cost. Not all riders are             . the grace period expires and your policy lapses, or
available in every state and some riders        . you surrender your policy.
may only be added when you apply for
your policy.                                    If your policy is not in force when both people insured by the policy die, we are not obligated to pay the death benefit proceeds to your beneficiary.
Last survivor life insurance may be
appropriate for two spouses who want to         Pacific Select Estate Preserver is a last survivor flexible premium variable
provide a death benefit for their children.     life insurance policy that insures the lives of two people and pays death benefit proceeds after both people have died.
This may not be the right kind of policy
for someone who wants to provide a death        Under a flexible premium life insurance policy, you have the flexibility to
benefit for his or her spouse. In that          choose the amount and frequency of your premium payments. You must, however,
case, a policy that insures a single life       pay enough premiums to cover the ongoing cost of policy benefits.
may be more appropriate.
                                                A premium load is deducted from each premium payment you make. The resulting
Please discuss your insurance needs and         net premium is allocated to the investment options you choose, and becomes part
financial objectives with your registered       of your policy's accumulated value.
representative.
                                                Charges are deducted from the accumulated value each month to help cover the
In some states we'll hold your net premium      cost of the policy's death benefit and other expenses. If there is not enough
payments in the Money Market investment         accumulated value to cover the monthly charge on the day we make the deduction,
option until the free look transfer date.       your policy may lapse after a grace period - which means you'll no longer have
Please turn to Your right to cancel for         any insurance coverage.
details.
                                                Investment earnings will increase your policy's accumulated value, while investment losses will decrease it. The premium payments you'll be required to make to keep your policy in force will be influenced by the investment results of the investment options you've chosen.
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
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                                                   --------------------------------------------------------------------------------

Owners, people insured by the                      Owners
policy, and beneficiaries                          The owner is the person named on the application who makes the decisions about the policy and its benefits while it's in force. You can own a policy by
Please consult your financial advisor or a         yourself or with someone else. Two or more owners are called joint owners. You
lawyer about designating ownership                 need the signatures of all owners for all policy transactions.
interests.
                                                   If one of the joint owners dies, the surviving owners will hold all rights under the policy. If the last joint owner dies, his or her estate will own the policy unless you've given us other instructions.
If you would like to change the owner of
your policy, please contact us or your             A policy can also be owned by an institution, trust, corporation or group or
registered representative for a change of          sponsored arrangement. These owners often buy more than one policy, which may
owner form. We can process the change              qualify them for reduced charges or lower premium payments.
only if we receive your instructions in
writing.                                           We may reduce or waive the sales load or surrender charges on policies sold to our directors or employees, to any of our affiliates, or to trustees, employees or affiliates of the fund.

                                                   You can change the owner of your policy by completing a change of owner form.
                                                   Once we've received and recorded your request, the change will be effective as of the day you signed the change of owner form.

                                                   People insured by the policy
                                                   This policy insures the lives of two people who are between the ages of 20 and
                                                   85 at the time you apply for your policy, and who have given us satisfactory evidence of insurability. Your policy refers to these people as the insureds.
                                                   The policy pays death benefit proceeds after both of these people have died.

Risk classes are usually based on age,             Each person to be insured by the policy is assigned an underwriting or
gender, health and whether or not the              insurance risk class which we use to calculate cost of insurance and other
person to be insured by the policy                 charges. We normally use the medical or paramedical underwriting method to
smokes. Most insurance companies use               assign underwriting or insurance risk classes, which may require a medical
similar risk classification criteria.              examination. We may, however, use other forms of underwriting if we think it's appropriate.
When we refer to age throughout this
prospectus, we're using the word as we've          When we use a person's age in policy calculations, we generally use his or her
defined it here, unless we tell you                age as of the nearest policy date, and we add one year to this age on each
otherwise.                                         policy anniversary date. For example, when we talk about someone "reaching age
                                                   100", we're referring to the policy anniversary date closest to that person's
                                                   100th birthday, not to the day when he or she actually turns 100.

                                                                                                                               13
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
PACIFIC SELECT ESTATE PRESERVER BASICS
                                              Beneficiaries
                                              The beneficiary is the person, people, entity or entities you name to receive the death benefit proceeds. Here are some things you need to know about naming beneficiaries:

                                              . You can name one or more primary beneficiaries who each receive an equal share of the death benefit proceeds unless you tell us otherwise. If one beneficiary dies, his or her share will pass to the surviving primary beneficiaries in proportion to the share of the proceeds they're entitled to receive, unless you
If you would like to change the beneficiary     tell us otherwise.
of your policy, please contact us or your
registered representative for a change of     . You can also name a contingent beneficiary for each primary beneficiary you
beneficiary form. We can process the change     name. The contingent beneficiary will receive the death benefit proceeds if the
only if we receive your instructions in         primary beneficiary dies.
writing.
                                              . You can choose to make your beneficiary permanent (sometimes called irrevocable). You cannot change a permanent beneficiary's rights under the policy without his or her permission.

                                              . If none of your beneficiaries is still living when the death benefit proceeds are payable, you as the policy owner will receive the proceeds. If you're no longer living, the proceeds will go to your estate.

                                              . You can change your beneficiary at any time while either person insured by the policy is still living, and while the policy is in force. The change will be effective as of the day you signed the change of beneficiary form.

                                              ------------------------------------------------------------------------------------

Policy date, monthly payment date, policy     Your policy date
anniversary date                              This is usually the day we approve your policy application. It's also the beginning of your first policy year. Your policy's monthly, quarterly, semi-
In Massachusetts, the policy date is known    annual and annual anniversary dates are based on your policy date.
as the issue date.
                                              The policy date is set so that it never falls on the 29th, 30th or 31st of any month. We'll apply your first premium payment as of your policy date or as of the day we receive your premium, whichever is later.

In Ohio, your policy can be backdated only    Backdating your policy
three months.
                                              You can have your policy backdated up to six months, as long as we approve it.
                                              Backdating in some cases may lower your cost of insurance rates since these rates are based on the ages of the people insured by the policy. Your first premium payment must cover the premium load and monthly charges for the period between the backdated policy date and the day your policy is issued.

                                              Your monthly payment date
                                              This is the day we deduct the monthly charges from your policy's accumulated value. The first monthly payment date is your policy date, and it's the same day each month thereafter. Monthly charges are explained in the section called
                                              Your policy's accumulated value.

                                              Your policy anniversary date
                                              This is the same day as your policy date every year after we issue your policy.
                                              A policy year starts on your policy date and each anniversary date, and ends on the day before the next anniversary date.

14
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

                                                   --------------------------------------------------------------------------------

Statements and reports                             We send the following statements and reports to policy owners:
we'll send you
                                                   . a confirmation for many financial transactions, usually including premium payments and transfers, loans, loan repayments, withdrawals and surrenders.
We can create customized hypothetical                Monthly deductions and scheduled transactions made under the dollar cost
illustrations of benefits under your policy          averaging and portfolio rebalancing programs are reported on your quarterly
based on different assumptions. You'll find          policy statement.
sample illustrations starting on page 100.
                                                   . a quarterly policy statement. The statement will tell you the accumulated
We'll send you one policy illustration free          value of your policy by investment option, cash surrender value, the amount of
of charge each policy year if you ask for            the death benefit, the policy's face amount, and any outstanding loan amount.
one. We reserve the right to charge $25              It will also include a summary of all transactions that have taken place since
for additional illustrations.                        the last quarterly statement, as well as any other information required by law.

                                                   . supplemental schedules of benefits and planned periodic premiums. We'll send these to you if you change your policy's face amount or change any of the policy's other benefits.

                                                   . financial statements, at least annually or as required by law, of the separate account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund.

                                                   --------------------------------------------------------------------------------

Your right to cancel                               During the free look period, you have the right to cancel your policy and return it to us or your registered representative for a refund.
There are special rules for the free look
period in certain states. Here are some            The amount of your refund may be more or less than the premium payments you've
examples:                                          made, depending on the state where you signed your application. We'll always
 . In California the free look period ends          deduct any outstanding loan amount from the amount we refund to you.
  30 days after you receive your policy if
  you're 60 years old or over or if you're         You'll find a complete description of the free look period that applies to your
  replacing another life insurance policy.         policy on the policy's cover sheet, or on a notice that accompanied your
 . In Colorado the free look period ends            policy. Generally, the free look period ends on the latest of the following:
  after 15 days.
 . In North Dakota the free look period             . 10 days after you receive your policy (20 days for many states if you are
  ends after 20 days.                                replacing another life insurance policy)
 . Pennsylvania requires that you exercise          . 10 days after we mail or deliver this prospectus which includes a notice of
  your right to cancel your policy within            your right of withdrawal
  10 days after you receive it, regardless         . 45 days after you complete and sign your policy application.
  of the date you signed your application.
                                                   In most states, your refund will be based on the accumulated value of your
Please call us or your registered                  policy. In these states, we'll allocate your net premiums to the investment
representative if you have questions about         options you've chosen. If you exercise your right to cancel, your refund will
your right to cancel your policy.                  be:

                                                   . any charges or taxes we've deducted from your premiums
                                                   . the net premiums allocated to the fixed options
                                                   . the accumulated value allocated to the variable investment options
                                                   . any monthly charges and fees we've deducted from your policy's accumulated value in the variable investment options.
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
PACIFIC SELECT ESTATE PRESERVER BASICS

                                                In some states we're required to refund the premium payments you've made. If you sign your application in one of these states, we'll hold the net premiums in the Money Market investment option until the free look transfer date. On that day, we'll transfer the accumulated value in the Money Market investment option to the investment options you've chosen.

                                                The free look transfer date is the latest of the following:

                                                . 15 days after we issue your policy
                                                . 45 days after you complete and sign your policy application
                                                . the day we receive your minimum initial premium
                                                . when we consider your policy to be in force.

                                                --------------------------------------------------------------------------------

Timing of payments, forms and requests          Effective date
                                                The effective date of payments, forms and requests you send us is usually
A business day, called a valuation date in      determined by the day and time we receive the item in proper form at the
your policy, is any day that the New York       mailing address that appears on the back cover of this prospectus.
Stock Exchange and our life insurance
client services offices are open. It            Planned periodic premium payments, loan requests, transfer requests, loan
usually ends at 4:00 p.m. Eastern time.         payments or withdrawal or surrender requests that we receive in proper form before 4:00 p.m. Eastern time on a business day will normally be effective as
The New York Stock Exchange is usually          of the end of that day, unless the transaction is scheduled to occur on another
closed on weekends and on the following         business day. If we receive your payment or request on or after 4:00 p.m.
days:                                           Eastern time on a business day, your payment or request will be effective as of
 . New Year's Day, Martin Luther King, Jr.       the end of the next business day. If a scheduled transaction falls on a day
  Day, President's Day, Good Friday,            that is not a business day, we'll process it as of the end of the next business
  Memorial Day, July Fourth, Labor Day,         day.
  Thanksgiving Day and Christmas Day.
                                                Other forms, notices and requests are normally effective as of the next
Our client services offices are also            business day after we receive them in proper form, unless the transaction is
usually closed on the following days:           scheduled to occur on another business day. Change of owner and beneficiary
 . the Monday before New Year's Day, July        forms are effective as of the day you sign the change form, once we receive
  Fourth, or Christmas Day, if any of these     them in proper form.
  holidays falls on a Tuesday
 . the Tuesday before Christmas Day if that
  holiday falls on a Wednesday
 . the Friday after New Year's Day, July
  Fourth or Christmas Day, if any of these
  holidays falls on a Thursday
 . the Friday after Thanksgiving.
                                                Proper form
Call us or contact your registered              We'll process your requests once we receive all letters, forms or other
representative if you have any questions        necessary documents, completed to our satisfaction. Proper form may require,
about the proper form required for a            among other things, a signature guarantee or some other proof of authenticity.
request.                                        We do not generally require a signature guarantee, but we may ask for one if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and us.


16
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
                                                When we make payments and transfers
                                                We'll normally send the proceeds of transfers, withdrawals, loans, surrenders,
To request payment of death benefit             exchanges and death benefit payments within seven days after the effective date
proceeds, send us proof of death and            of the request. We may delay payments and transfers, or the calculation of
payment instructions.                           payments and transfers based on the value in the variable investment options under unusual circumstances, for example, if:

                                                . the New York Stock Exchange closes on a day other than a regular holiday or weekend
                                                . trading on the New York Stock Exchange is restricted
                                                . an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a variable account's assets, or
                                                . the SEC permits a delay for the protection of policy owners.

                                                We may delay transfers and payments from the fixed options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We'll pay interest at an annual rate of at least 4% on any withdrawals or surrender proceeds from the fixed options that we delay for 30 days or more.

                                                We pay interest at an annual rate of at least 4% on death benefit proceeds, calculated from the day the last surviving person insured by the policy dies to the day we pay the proceeds.

                                                --------------------------------------------------------------------------------

Telephone transactions                          You can make loans or transfers by telephone any time after the free look period as long as we have your signed authorization form on file.

                                                Here are some things you need to know about telephone transactions:

                                                . You must complete a telephone authorization form.
                                                . If your policy is jointly owned, all joint owners must sign the telephone authorization. We'll take instructions from any owner.
                                                . We may use any reasonable method to confirm that your telephone instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone.

                                                We'll send you a written confirmation of each telephone transaction.

                                                Sometimes, you may not be able to make loans or transfers by telephone, for example, if our telephone lines are busy because of unusual market activity or a significant economic or market change, or our telephone lines are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next business day or when service has resumed.

                                                When you send us your telephone authorization form, you agree that:

                                                . we can accept and act upon instructions you give us over the telephone
                                                . neither we, any of our affiliates, the Pacific Select Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone that we believe to be genuine, as long as we have followed our own procedures
                                                . you bear the risk of any loss that arises from your right to make loans or transfers over the telephone.
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                                                                              17
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
THE DEATH BENEFIT
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                                              We'll pay death benefit proceeds to your beneficiary after the last surviving person insured by the policy dies while the policy is still in force. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

Your policy's initial amount of insurance     This policy offers four death benefit options, Options A, B, C and D. The
coverage is its initial face amount. We       option you choose will generally depend on which is more important to you: a
determine the face amount based on            larger death benefit or building the accumulated value of your policy.
instructions provided in your application.
                                              Here are some things you need to know about the death benefit:
The minimum face amount when a policy is
issued is usually $100,000, but we may        . You choose your death benefit option on your policy application.
reduce this in some circumstances.
                                              . If you do not choose a death benefit option, we'll assume you've chosen
You'll find your policy's face amount, which    Option A.
includes any increases or decreases, in the
specification pages in your policy.           . The death benefit will always be the greater of the death benefit under the option you choose or the guideline minimum death benefit.

                                              . The death benefit will never be lower than the face amount of your policy if you've chosen Option A, B or D. Of course, the death benefit proceeds will always be reduced by any outstanding loan amount.

                                              . We'll pay the death benefit proceeds to your beneficiary when we receive proof of the deaths of both of the people insured by the policy.

                                              ------------------------------------------------------------------------------------

Choosing your death benefit option            You can choose one of the following four options for the death benefit on your application. The graphs below helps you compare the options using several hypothetical examples.

                                              Option A -  the face amount of             Option B - the face amount of your policy
                                              your policy.                               plus its accumulated value.

                                                   [GRAPH APPEARS HERE]                            [GRAPH APPEARS HERE]

                                                                                         The death benefit changes as your policy's
                                                                                         accumulated value changes. The better your
                                                                                         investment options perform, the larger the
                                                                                         death benefit will be.

                                              Option C - the face amount of your         Option D - the face amount of your policy
                                              policy plus the total premiums             multiplied by a death benefit factor.
                                              you've paid minus any withdrawals
                                              or distributions made.

                                                   [GRAPH APPEARS HERE]                            [GRAPH APPEARS HERE]

                                              The more premiums you pay and the          The death benefit gradually increases over
                                              less you withdraw, the larger the          time no matter how your investment options
                                              death benefit will be.                     perform, as long as there is enough
                                                                                         accumulated value to keep your policy in
                                                                                         force.
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18
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                                              ------------------------------------------------------------------------------------

                                              How we calculate the death benefit for Option D

                                              If you choose Option D, we'll calculate the death benefit by multiplying the face amount by a death benefit factor. The death benefit factor is a number from 1.0 to 2.0. A factor of 1.0 means the death benefit equals the face amount. A factor of 2.0 means the death benefit is two times the face amount.

                                              The factor changes on each policy anniversary and is based on the joint equal age of the people insured by the policy and the number of completed policy years. Joint equal age is a calculation that blends the ages and insurance risks of the two people insured by the policy. Generally, the death benefit factor will reach the maximum of 2.0 when joint equal age plus the number of completed policy years is between 85 and 90. You'll find more information about how we calculate joint equal age in Appendix A.

                                              You'll find more information about the death benefit factor in Appendix D and in your policy.

                                              ------------------------------------------------------------------------------------

The guideline minimum death benefit           The guideline minimum death benefit is the minimum death benefit needed for your policy to qualify as life insurance under Section 7702 of the Internal
If your policy's death benefit is equal to    Revenue Code. If the amount of the death benefit under the option you choose is
the guideline minimum death benefit, and      less than the guideline minimum death benefit, we'll adjust your death benefit
the net amount at risk is more than three     to equal the guideline minimum death benefit.
times the death benefit on the policy date,
we may reduce the death benefit by making     We calculate the guideline minimum death benefit by multiplying the accumulated
withdrawals from your policy.                 value of your policy by a death benefit percentage. This percentage is based on the age of the younger person insured by the policy, and will increase over
We will not charge you our usual $25          time. You'll find a table of guideline minimum death benefit percentages in
withdrawal fee, but the withdrawals may be    Appendix C.
taxable. Please turn to Withdrawals,
surrenders and loans for information about
making withdrawals.

                                              ------------------------------------------------------------------------------------

When we pay the death benefit                 We calculate the amount of the death benefit proceeds as of the end of the day the last surviving person insured by the policy dies. If that person dies on a
Your beneficiary can choose to receive the    day that is not a business day, we calculate the proceeds as of the next
death benefit proceeds in a lump sum or use   business day.
it to buy an income benefit. Please see the
discussion about income benefits in General   Your policy's beneficiary must send us proof that both people insured by the
information about your policy.                policy died while the policy was in force, along with payment instructions. If both people insured by the policy die at the same time, or if it's not clear
It is important that we have a current        who died first, we'll assume the younger of the two died first.
address for your beneficiary so that we can
pay death benefit proceeds promptly. If we    Death benefit proceeds equal the total of the death benefits provided by your
cannot pay the proceeds to your beneficiary   policy and any riders you've added, minus any outstanding loan amount, minus
within five years of the death of the last    any overdue charges.
surviving person insured by the policy,
we'll be required to pay them to the state.   We'll pay interest at an annual rate of at least 4% on the death benefit proceeds, calculated from the day the last surviving person insured by the policy dies to the day we pay the proceeds. In some states we may pay a higher rate of interest if required by law.
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                                                                              19
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
THE DEATH BENEFIT

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                                              -------------------------------------------------------------------------------------

Comparing the death benefit options           The tables below compare the death benefits provided by the policy's four death benefit options. The examples are intended only to show differences in death benefits and net amounts at risk. Accumulated value assumptions may not be realistic.

                                              These examples show that each death benefit option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your policy's accumulated value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the discounted net amount at risk. As the net amount at risk increases, your cost of insurance increases. Accumulated value also varies depending on the performance of the investment options in your policy.

                                              -------------------------------------------------------------------------------------
Example A assumes the following:              Example A                        The death benefit is the larger
                                                                               of these two amounts
 . the people insured by the policy are                                         -------------------------------
  male and female non-smokers, each age 45    Death                            Death benefit   Guideline       Net amount at risk
  at the time the policy was issued           benefit   How it's               under           minimum         used for cost of
 . face amount is $1,000,000                   option    calculated             the option      death benefit   insurance charge
 . accumulated value at year 20 is $600,000    -------------------------------------------------------------------------------------
 . total premiums paid into the policy at      Option A  Face amount            $  1,000,000    $   720,000     $396,736.94
  year 20 is $300,000                         Option B  Face amount plus
 . the death benefit percentage for the                  accumulated value      $  1,600,000    $   720,000     $994,779.11
  guideline minimum death benefit is 120%     Option C  Face amount plus
 . the death benefit factor for Option D at              premiums less          $  1,300,000    $   720,000     $695,758.03
  year 20 is 108.4%                                     distributions
 . the guideline minimum death benefit is      Option D  Face amount times
  $720,000 (accumulated value times a death             death benefit factor   $  1,084,000    $   720,000     $480,462.85
  benefit percentage factor of 120%)          -------------------------------------------------------------------------------------

                                              -------------------------------------------------------------------------------------
Example B uses the same assumptions           Example B                        The death benefit is the larger
as Example A, but has an accumulated value                                     of these two amounts
of $1,400,000. Because accumulated value                                       -------------------------------
has increased, the guideline minimum death    Death                            Death benefit   Guideline       Net amount at risk
benefit is now $1,600,000 ($1,400,000         benefit   How it's               under           minimum         used for cost of
times a death benefit factor of 120%).        option    calculated             the option      death benefit   insurance charge
                                              -------------------------------------------------------------------------------------
                                              Option A  Face amount            $  1,000,000    $  1,680,000    $274,518.06
                                              Option B  Face amount plus
                                                        accumulated value      $  2,400,000    $  1,680,000    $992,168.66
                                              Option C  Face amount plus
                                                        premiums less          $  1,300,000    $  1,680,000    $274,518.06
                                                        distributions
                                              Option D  Face amount times
                                                        death benefit factor   $  1,084,000    $  1,680,000    $274,518.06
                                              -------------------------------------------------------------------------------------

                                              -------------------------------------------------------------------------------------

Changing your death benefit option            You can change your death benefit option after your fifth policy year. Here's how it works:
We will not change your death benefit
option if it means your policy will be        . You can change the death benefit once in any policy year.
treated as a modified endowment contract,     . You must send us your request in writing.
unless you've told us in writing that         . You can only change to Option A or Option B.
this would be acceptable to you. Modified     . The change will become effective on the first monthly payment date after we
endowment contracts are discussed in            receive your request. If we receive your request on a monthly payment date,
Variable life insurance and your taxes.         we'll process it that day.
                                              . The face amount of your policy will change by the amount needed to make the
Net amount at risk is the difference            death benefit under the new option equal the death benefit under the old
between the death benefit that would be         option just before the change. We will not let you change the death benefit
payable if both people insured by the           if doing so means the face amount of your policy will become less than
policy died, and the accumulated value of       $100,000. We may waive this minimum amount under certain circumstances.
your policy.                                  . Changing the death benefit option can also affect the monthly cost of insurance charge since this charge varies with the net amount at risk.
                                              . The new death benefit option will be used in all future calculations.

20
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                                                --------------------------------------------------------------------------------

Decreasing the face amount                      You can decrease your policy's face amount starting on the first policy anniversary as long as we approve it. Here's how it works:
Decreasing the face amount may affect your
policy's tax status. To ensure your policy      . You can decrease the face amount as long as at least one of the people
continues to qualify as life insurance, we        insured by the policy is still living.
might be required to return part of your        . You can only decrease the face amount once in any policy year.
premium payments to you, or make                . You must send us your request in writing while your policy is in force.
distributions from the accumulated value,       . The decrease will become effective on the first monthly payment date after we
which may be taxable.                             receive your request. If we receive your request on a monthly payment date, we'll process it that day.
We will not decrease the face amount if it      . Decreasing the face amount can affect the monthly cost of insurance charge
means your policy will be treated as a            since this charge varies with the net amount at risk.
modified endowment contract, unless you've      . We can refuse your request to make the face amount less than $100,000. We can
told us in writing that this would be             waive this minimum amount in certain situations, such as group or sponsored
acceptable to you.                                arrangements.

For more information, please see Variable       If you decrease your face amount in the first 10 years of the policy, we'll
life insurance and your taxes.                  deduct a surrender charge from your policy's accumulated value. Please turn to
                                                Withdrawals, surrenders and loans for information about how we calculate surrender charges.

                                                --------------------------------------------------------------------------------

Optional riders                                 There are six optional riders that provide extra benefits, some at additional cost. Not all riders are available in every state, and some riders may only be
We offer other variable life insurance          added when you apply for your policy.
policies which provide insurance protection
on the lives of two people or on the life       . Guaranteed minimum death benefit rider
of one person. The loads and charges on           Guarantees payment of a specified amount of insurance when the last surviving
these policies may be different. Combining        person insured by the policy dies, regardless of investment performance, as
a policy and a rider, however, may be more        long as there is enough accumulated value to keep your policy in force.
economical than adding another policy. It
may also be more economical to provide an       . Last survivor added protection benefit
amount of insurance coverage through a            Provides level or varying term insurance on the two people insured by the
policy alone.                                     policy.

Ask your registered representative for more     . Individual annual renewable term rider
information about the riders available with       Provides level or varying term insurance on either or both people insured by
the policy, or about other kinds of life          the policy.
insurance policies offered by Pacific Life.
                                                . Enhanced policy split option rider
There may be tax consequences if you              Available only to married couples, it splits the policy into two individual
exercise your rights under the Accelerated        policies without evidence of insurability under certain circumstances.
living benefits rider or either of the two
Policy split option riders. Please see          . Policy split option rider
Variable life insurance and your taxes for        Splits the policy into two individual policies with evidence of insurability.
more information.
                                                . Accelerated living benefits rider
Samples of the provisions for the extra           Gives the policy owner access to a portion of the policy's death benefit if
optional benefits are available from us           the last surviving person insured by the policy has been diagnosed with a
upon written request.                             terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states).

                                                We guarantee the amounts of the extra benefits when we issue your rider. Certain restrictions may apply and are described in the rider or benefit. We'll add any rider charges to the monthly charge we deduct from your policy's accumulated value.
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                                                                              21
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HOW PREMIUMS WORK

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                                                   Your policy gives you the flexibility to choose the amount and frequency of your premium payments.

The amount, frequency, and period of               We usually set the amount of your first premium payment. You can schedule the
time over which you make premium                   amount and frequency of remaining premium payments within certain limits. Each
payments may affect whether your policy            premium payment must be at least $50.
will be classified as a modified
endowment contract, or no longer                   We deduct a premium load from each premium payment, and then allocate your net
qualifies as life insurance for tax purposes.      premium to the investment options you've chosen. Depending on the performance
See Variable life insurance and your taxes         of your investment options, and on how many withdrawals, loans or other policy
for more information.                              features you've taken advantage of, you may need to make additional premium payments to keep your policy in force.

                                                   --------------------------------------------------------------------------------

Your first premium payment                         We usually require you to make a minimum initial premium payment that's equal to at least 25% of the sum of your premium load and your policy's monthly charges for the first year.

                                                   The amount of the monthly charge and premium load are calculated based on your policy's face amount and the age, smoking status, gender (unless unisex cost of insurance rates apply), and risk classes of the people insured by your policy.

                                                   We describe premium load later in this section. You'll find an explanation of the monthly charge in Your policy's accumulated value.

                                                   If we do not receive the minimum initial premium payment within 20 days after we issue your policy, we can cancel the policy and refund any partial premium payment you've made. We may waive the 20 day requirement in some cases.


                                                   --------------------------------------------------------------------------------

Planned periodic premium payments                  You can schedule the amount and frequency of your premium payments. We refer to scheduled premium payments as your planned periodic premium. Here's how it
Even if you pay all your premiums when             works:
they're scheduled, your policy could lapse
if the accumulated value, less any                 . On your application, you choose a fixed amount of at least $50 for each
outstanding loan amount, is not enough to            premium payment.
pay your monthly charges. Turn to Your
policy's accumulated value for more                . You indicate whether you want to make premium payments annually, semi-
information.                                         annually, or quarterly. You can also choose monthly payments using our monthly Uni-check plan, which is described below.

                                                   . We send you a notice to remind you of your scheduled premium payment (except for monthly Uni-check payments, which are paid automatically). While you do not have to make the premium payments you've scheduled, not making a premium payment may have an impact on any financial objectives you may have set for your policy's accumulated value and death benefit, and could cause your policy to lapse.

                                                   . We'll treat any payment you make during the life of your policy as a premium, not as a loan repayment, unless you tell us otherwise.

22
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
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                                                Monthly Uni-check plan
                                                Once you've made your first premium payment, you can make monthly premium payments using our Uni-check plan. Here's how it works:

                                                . you authorize us to withdraw a specified amount from your checking account each month

                                                . you can choose any day between the 4th and 28th of the month

                                                . if you do not specify a day for us to make the withdrawal, we'll withdraw the premium payment on your policy's monthly anniversary. If your policy's monthly anniversary falls on the 1st, 2nd or 3rd of the month, we'll withdraw the payment on the 4th of each month.

                                                --------------------------------------------------------------------------------

Deductions from your premiums                   We deduct a premium load from each premium payment you make. The load is made up of three charges:
Your net premium is your premium
payment less the premium load.                  Sales load
                                                During the first 10 years of your policy, we deduct a 5% sales load from each premium payment you make. The sales load is reduced to 3% after the 10th policy year.

                                                This charge helps pay for the cost of distributing our policies and is guaranteed not to increase. If our sales and distribution expenses are more than the sales load, we can recover these expenses from other charges, such as the mortality and expense risk charge and the surrender charge, and from any mortality gains.

                                                State and local tax charge
                                                We deduct 2.35% from each premium payment to pay state and local premium and other taxes. The actual taxes we pay vary from state to state, and in some instances, among municipalities. This rate approximates the average rate we pay for all states. We do not expect to profit from this charge, and do not expect to change the rate unless the rate we pay increases.

                                                Federal tax charge
                                                We deduct 1.50% from each premium payment to pay federal taxes. We reserve the right to change this rate to respond to changes in law.

                                                --------------------------------------------------------------------------------

Allocating your premiums                        We generally allocate your net premiums to the investment options you've chosen on your application on the day we receive them.
There are special restrictions when
allocating premiums to the Fixed LT             When we allocate your first premium depends on the state where you signed your
account.                                        policy application. If you signed your application in a state that requires us to return the premiums you've paid, we'll hold your net premiums in the Money
Please turn to Your investment options for      Market investment option until the free look transfer date, and then transfer
more information about the investment           them to the investment options you've chosen.
options.
                                                If you signed your application in a state that requires refunds to be based on accumulated value, we allocate net premiums to the investment options you've chosen on the day we receive them.

                                                                                                                              23
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HOW PREMIUMS WORK




                                                   --------------------------------------------------------------------------------
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Limits on the premium payments you                 Federal tax law puts limits on the amount of premium payments you can make in
can make                                           relation to your policy's death benefit. These limits apply in the following situations:
Before you buy a policy, you can ask us
or your registered representative for              . If accepting the premium means your policy will no longer qualify as life
a personalized illustration that will show           insurance for federal income tax purposes.
you the guideline single premium and
guideline level annual premiums.                   The total amount you can pay in premiums and still have your policy qualify as life insurance is your policy's guideline premium limit. The sum of the premiums paid, less any withdrawals, at any time cannot exceed the guideline premium limit, which is the greater of:

                                                   . the guideline single premium or
                                                   . the sum of the guideline level annual premiums.

                                                   Your policy's guideline single premium and guideline level annual premiums appear on your policy's specification pages.

                                                   We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your policy's guideline premium limit. If we find that you've exceeded your guideline premium limit, we may remove all or part of a premium you've paid from your policy as of the day we applied it, and return it to you.
                                                   We'll adjust the death benefit retroactively to that date to reflect the reduction in premium payments.

You'll find a detailed discussion of               . If applying the premium in that policy year means your policy will become a
modified endowment contracts in Variable             modified endowment contract.
life insurance and your taxes.
                                                   A life insurance policy will become a modified endowment contract if the sum of premium payments made during the first seven contract years, less a portion of withdrawals, exceeds the seven-pay limit defined in Section 7702A of the
                                                   Internal Revenue Code.

                                                   Unless you've told us in writing that you want your policy to become a modified endowment contract, we'll remove all or part of the premium payment from your policy as of the day we applied it and return it to you. We'll also adjust the death benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 20 days before your policy anniversary, we'll hold it and apply it to your policy on the anniversary date.

                                                   In both of these situations, if we remove an excess premium from your policy, we'll return the premium amount to you no later than 60 days after the end of that policy year. We may adjust the amount for interest or for changes in accumulated value that relate to the amount of the excess premium payment we're returning to you.

                                                   If we do not return the premium amount to you within that time, we'll increase your policy's death benefit retroactively, to the day we applied the premium, and prospectively, so that it's always the amount necessary to ensure your policy qualifies as life insurance, or to prevent it from becoming a modified endowment contract. If we increase your death benefit, we'll adjust cost of insurance or rider charges retroactively and prospectively to reflect the increase.

Net amount at risk is the difference               . If applying the premium payment to your policy will increase the net amount
between the death benefit that would be              at risk. This will happen if your policy's death benefit is equal to the
payable if both people insured by the                guideline minimum death benefit or would be equal to it once we applied your
policy died and the accumulated value of             premium payment.
your policy.
                                                   We may choose to accept your premium payment in this situation, but before we do so, we may require satisfactory evidence of the insurability of the two people insured by the policy.

                                                   We will not accept premium payments after the youngest person insured by the policy reaches age 100.


24

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
YOUR POLICY'S ACCUMULATED VALUE

Accumulated value is used as the basis for    Accumulated value is the value of your policy on any business day.
determining policy benefits and charges.
                                              We use it to calculate how much money is available to you for loans and withdrawals, and how much you'll receive if you surrender your policy. It also affects the amount of the death benefit if you choose a death benefit option that's calculated using accumulated value.

                                              The accumulated value of your policy is not guaranteed - it depends on the performance of the investment options you've chosen, the premium payments you've made, policy charges and how much you've borrowed or withdrawn from the policy.

                                              --------------------------------------------------------------------------------

Calculating your policy's accumulated value   Your policy's accumulated value is the total amount allocated to the variable investment options and the fixed options, plus the amount in the loan account.

                                              We determine the value allocated to the variable investment options on any business day by multiplying the number of accumulation units for each variable investment option credited to your policy on that day, by the variable investment option's unit value at the end of that day. The process we use to calculate unit values for the variable investment options is described in Your investment options.

                                              --------------------------------------------------------------------------------

Monthly deductions                            We deduct a monthly charge from your policy's accumulated value in the investment options each monthly payment date.
If there is not enough accumulated value to
pay the monthly charge, your policy could     Unless you tell us otherwise, we deduct the monthly charge from the investment
lapse. The performance of the investment      options that make up your policy's accumulated value, in proportion to the
options you choose, not making planned        accumulated value you have in each option. This charge is made up of three
premium payments, or taking out a loan all    charges:
affect the accumulated value of your policy.
                                              Cost of insurance
You'll find a discussion about when your      This charge covers the cost of providing you with life insurance protection.
policy might lapse, and what you can do to
reinstate it, later in this section.          There are maximum or guaranteed cost of insurance rates associated with your policy. When the younger of the two people insured by your policy reaches age
                                              100, the guaranteed cost of insurance rate is zero - in other words, you no longer pay any cost of insurance.

                                              The guaranteed rates include the insurance risks associated with insuring two people. They are calculated using 1980 Commissioners Standard Ordinary
                                              Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the ages, gender and risk classes of the people insured by the policy unless unisex rates are required.

                                              Our current cost of insurance rates are based on the ages, risk classes and genders (unless unisex rates are required) of the two people insured by the policy. These rates generally increase as the ages of the two people increase, and they vary with the number of years the policy has been in force. Our current rates are lower than the guaranteed rates and they will not exceed the guaranteed rates in the future.
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                                                                              25
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
YOUR POLICY'S ACCUMULATED VALUE

                                              --------------------------------------------------------------------------------

                                              How we calculate cost of insurance

                                              We calculate cost of insurance by multiplying the current cost of insurance rate by a discounted net amount at risk at the beginning of each policy month.

                                              Net amount at risk for the cost of insurance calculation is the difference between a discounted death benefit that would be payable if both people insured by the policy died, and the accumulated value of your policy. We calculate it in two steps:

                                              . Step 1: we divide the death benefit that would be payable at the beginning of the policy month by 1.00327374.

                                              . Step 2: we subtract your policy's accumulated value at the beginning of the policy month from the amount we calculated in step 1.

                                              Administrative charge
                                              We deduct a charge of $16 a month during the first five policy years to help cover the costs of administering and maintaining our policies. After five policy years, we reduce this charge to $6 a month. We guarantee that this charge will not increase. When the younger of the two people insured by the policy reaches age 100, the administrative charge is zero - in other words, you no longer pay any administrative charge.

                                              If you buy additional Pacific Select Estate Preserver policies that insure the same two people, we will not deduct the administrative charge from the additional policies. Instead, we'll deduct $200 from each policy's first premium payment to help cover our processing costs.

                                              Mortality and expense risk charge
                                              Mortality risk is the chance that the people insured by policies we've issued do not live as long as expected. This means the cost of insurance charges specified in the policies may not be enough to pay out actual claims.

                                              Expense risk is the chance that our actual administrative and operating expenses are more than the fees and expenses deducted under the policies and the separate account.

                                              The mortality and expense risk charge helps compensate us for these risks.
                                              It has two components, which are described in the box on the following page.
                                              We guarantee this charge will not increase.

                                              Charges for optional riders
                                              If you add any riders to your policy, we add any charges for them to your monthly charge.

                                              Proceeds from charges
                                              We may use any profit derived from any charges under the policy for any lawful purpose, including our sales and distribution expenses.
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26
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
                                              --------------------------------------------------------------------------------

An example                                    How we calculate the mortality and expense risk charge

For a policy with:                            The mortality and expense risk charge has two components: a face amount
 . a joint equal age of 50                     component and an accumulated value component.
 . a face amount of $100,000
 . accumulated value of $60,000 after          . Face amount component We deduct a face amount component every month during
  deducting any outstanding loan amount.        the first 10 policy years, at a rate that is based on the joint equal age on the policy date and each $1,000 of the initial face amount of your policy.
The monthly charge for the face amount          The rates for the face amount component are shown in Appendix B. Joint equal
component is $10.20                             age is a calculation that combines the ages and insurance risks of the two
(($100,000 / 1,000) X 0.102).                   people insured by the policy, and is explained in Appendix A.

The monthly charge for the accumulated        . Accumulated value component We deduct an accumulated value component every
value component is $15                          month during the first 20 policy years at an annual rate of 0.30% (0.025%
($60,000 X 0.025%). The charge in policy        monthly) of your policy's accumulated value in the investment options. During
year 21 (and thereafter) would be $5            policy years 21 and thereafter, we reduce the annual rate to 0.10% (0.008333%
($60,000 X .008333%) if the policy's            monthly) of the accumulated value. For the purposes of this charge, the
accumulated value was $60,000.                  amount of accumulated value is calculated on the monthly payment date after we deduct the cost of insurance and charges for any optional riders.

                                              --------------------------------------------------------------------------------

Lapsing and reinstatement                     Your policy will lapse if there is not enough accumulated value, after subtracting any outstanding loan amount, to cover the monthly charge on the day we make the deduction. Your policy's accumulated value is affected by the following:

                                              . loans or withdrawals you make from your policy
                                              . not making planned premium payments
                                              . the performance of your investment options
                                              . charges under the policy.

                                              There is no guarantee that your policy will not lapse even if you pay your planned periodic premium.

                                              If there is not enough accumulated value to pay the total monthly charge, we deduct the amount that's available and send you, and anyone you've assigned your policy to, a notice telling you the minimum amount you have to pay to keep your policy in force. This minimum amount is equal to three times the monthly charge that was due on the monthly payment date when there was not enough accumulated value to pay the charge.

                                              We'll give you a grace period of 61 days from when we send the notice to pay the required premium. Your policy will remain in force during the grace period.

                                              If you do not make the minimum payment
                                              If we do not receive your payment within the grace period, your policy will lapse with no value. This means we'll end your life insurance coverage.

                                                                                                                           27
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
YOUR POLICY'S ACCUMULATED VALUE
                                              If you make the minimum payment

                                              If we receive your payment within the grace period, we'll allocate your net premium to the investment options you've chosen and deduct the monthly charge from your investment options in proportion to the accumulated value you have in each option.

Remember to tell us if a payment is a         If your policy is in danger of lapsing and you have an outstanding loan amount,
premium payment or a loan repayment.          you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your policy's face amount under tax laws.
                                              In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your policy from lapsing, you'll have to repay a portion of your outstanding loan amount.

                                              How to avoid future lapsing
                                              To stop your policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a loan, you may want to repay a portion if it.

                                              Paying death benefit proceeds during the grace period
                                              If the last surviving person insured by the policy dies during the grace period, we'll pay death benefit proceeds to your beneficiary. We'll reduce the payment by any unpaid monthly charges and any outstanding loan amount.

                                              Reinstating a lapsed policy
                                              If your policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We'll reinstate it if you send us the following:

                                              . a written application

                                              . evidence satisfactory to us that the two people insured by the policy are still insurable

                                              . a premium payment sufficient to keep your policy in force for three months after the day your policy is reinstated

                                              . payment of all unpaid monthly charges that were due in the grace period.

                                              We'll reinstate your policy as of the first monthly payment date on or after the day we approve the reinstatement. Once we reinstate your policy, its accumulated value will be the same as it was on the day your policy lapsed.
                                              We'll allocate it according to your most recent premium allocation instructions.

                                              Reinstating a lapsed policy with an outstanding loan amount
                                              If you had an outstanding loan amount when your policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your policy. There are special rules that apply to reinstating a policy with an outstanding loan amount:

                                              . If we reinstate your policy on the first monthly payment date that immediately follows the lapse, we'll also reinstate the loan amount that was outstanding the day your policy lapsed.

                                              . If we reinstate your policy on any monthly payment date other than the monthly payment date that immediately follows the lapse, we'll deduct the outstanding loan amount from your policy's accumulated value. This means you will no longer have an outstanding loan amount when your policy is reinstated.
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28
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
YOUR INVESTMENT OPTIONS

                                                This section tells you about the investment options available under your policy and how they work.

You can change your premium allocation          We put your premium payments in our general and separate accounts. We own the
instructions by writing, sending a fax, or,     assets in our accounts and allocate your premiums, less any charges, to the
if we have your completed telephone             investment options you've chosen. Amounts allocated to the fixed options are
authorization form on file, by calling us       held in our general account. Amounts allocated to the variable investment
at 1-800-800-7681. Or you can ask your          options are held in our separate account.
registered representative to contact us.
                                                You choose your initial investment options on your application. If you choose
You'll find information about when we           more than one investment option, you must tell us the dollar amount or
allocate net premiums to your investment        percentage you want to allocate to each option. You can change your premium
options in How premiums work.                   allocation instructions at any time.

                                                The investment options you choose, and how they perform, will affect your policy's accumulated value and may affect the death benefit. Please review the investment options carefully and ask your registered representative to help you choose the right ones for your goals and tolerance for risk. Make sure you understand any costs you may pay directly and indirectly on your investment options because they will affect the value of your policy.

                                                --------------------------------------------------------------------------------

Variable investment options                     You can choose from 18 variable investment options. Each variable investment option is set up as a variable account under our separate account and invests
Variable investment options are also known      in a corresponding portfolio of the Pacific Select Fund. Each portfolio invests
as variable accounts. These variable            in different securities and has its own investment goals, strategies and risks.
accounts are divisions of our separate          The value of each portfolio will fluctuate with the value of the investments it
account. We bear the direct operating           holds, and returns are not guaranteed. Your policy's accumulated value will
expenses of our separate account. For more      fluctuate depending on the investment options you've chosen. You bear the
information about how these accounts work,      investment risk of any variable investment options you choose.
see About Pacific Life.
                                                The following chart is a summary of the Pacific Select Fund portfolios. You'll
We're the investment adviser for the Pacific    find detailed descriptions of the portfolios in the Pacific Select Fund
Select Fund. We oversee the management of       prospectus that accompanies this prospectus. There's no guarantee that a
all the fund's portfolios, and manage two of    portfolio will achieve its investment objective. You should read the fund
the portfolios directly. We've retained         prospectus carefully before investing.
other portfolio managers to manage the other
portfolios.
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                                                                              29
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YOUR INVESTMENT OPTIONS

PORTFOLIO                THE PORTFOLIO'S                 THE PORTFOLIO'S                    PORTFOLIO
                         INVESTMENT GOAL                 MAIN INVESTMENTS                   MANAGER
Money Market             Current income consistent       Highest quality money market       Pacific Life
                         with preservation of            instruments believed to have
                         capital.                        limited credit risk.

High Yield Bond          High level of current           Fixed income securities with       Pacific Life
                         income.                         lower and medium-quality credit
                                                         ratings and intermediate to
                                                         long terms to maturity.

Managed Bond             Maximize total return           Medium and high-quality fixed      Pacific Investment
                         consistent with prudent         income securities with varying     Management Company
                         investment management.          terms to maturity.

Government Securities    Maximize total return           Fixed income securities that       Pacific Investment
                         consistent with prudent         are issued or guaranteed by the    Management Company
                         investment management.          U.S. government, its agencies
                                                         or government-sponsored
                                                         enterprises.

Growth                   Growth of capital.              Equity securities of smaller       Capital Guardian
                                                         and medium-sized companies.        Trust Company

Aggressive Equity        Capital appreciation.           Equity securities of small         Alliance Capital
                                                         emerging-growth companies and      Management L.P.
                                                         medium-sized companies.

Growth LT                Long-term growth of capital     Equity securities of a large       Janus Capital
                         consistent with the             number of companies of any         Corporation
                         preservation of capital.        size.

Equity Income            Long-term growth of capital     Equity securities of large and     J.P. Morgan
                         and income.                     medium-sized dividend-paying       Investment Management
                                                         U.S. companies.                    Inc.

Multi-Strategy           High total return.              A mix of equity and fixed          J.P. Morgan
                                                         income securities.                 Investment Management
                                                                                            Inc.

Large-Cap Value          Long-term growth of             Equity securities of large U.S.    Salomon Brothers
                         capital. Current income is      companies.                         Asset Management Inc
                         of secondary importance.

Mid-Cap Value            Capital appreciation.           Equity securities of medium-       Lazard Asset
                                                         sized U.S. companies believed      Management
                                                         to be undervalued.

Equity                   Capital appreciation.           Equity securities of large U.S.    Goldman Sachs Asset
                         Current income is of            growth-oriented companies.         Management
                         secondary importance.

Bond and Income          Total return and income         A wide range of fixed income       Goldman Sachs Asset
                         consistent with prudent         securities with varying terms      Management
                         investment management.          to maturity, with an emphasis
                                                         on long-term bonds.

Equity Index             Investment results that         Equity securities of companies     Bankers Trust Company
                         correspond to the total         that are included in the
                         return of common stocks         Standard & Poor's 500 Composite
                         publicly traded in the U.S.     Stock Price Index.

Small-Cap Index          Investment results that         Equity securities of companies     Bankers Trust Company
                         correspond to the total         that are included in the
                         return of an index of small     Russell 2000 Small Stock Index.
                         capitalization companies.

REIT                     Current income and long-        Equity securities of real          Morgan Stanley Asset
                         term capital appreciation.      estate investment trusts.          Management

International            Long-term capital               Equity securities of companies     Morgan Stanley Asset
                         appreciation.                   of any size located in             Management
                                                         developed countries outside of
                                                         the U.S.

Emerging Markets         Long-term growth of             Equity securities of companies     Blairlogie Capital
                         capital.                        that are located in countries      Management
                                                         generally regarded as "emerging
                                                         market" countries.


30
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
An example                                      Calculating unit values
                                                When you choose a variable investment option, we credit your policy with
You ask us to allocate $6,000 to the            accumulation units. The number of units we credit equals the amount we've
Government Securities investment option on      allocated divided by the unit value of the variable account. Similarly, the
a business day. At the end of that day, the     number of accumulation units in your policy will be reduced when you make a
unit value of the variable account is $15.      transfer, withdrawal or loan from a variable investment option, and when your
We'll credit your policy with 400 units         monthly charges are deducted.
($6,000 divided by $15).
                                                The value of an accumulation unit is the basis for all financial transactions
The value of an accumulation unit is not        relating to the variable investment options. We calculate the unit value for
the same as the value of a share in the         each variable account once every business day, usually at or about 4:00 p.m.
underlying portfolio.                           Eastern time.

For information about timing of                 Generally, for any transaction, we'll use the next unit value calculated after
transactions, see Pacific Select Estate         we receive your written request. If we receive your written request before 4:00
Preserver basics.                               p.m. Eastern time, we'll use the unit value calculated as of the end of that business day. If we receive your request on or after 4:00 p.m. Eastern time, we'll use the unit value calculated as of the end of the next business day.

                                                If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day. For your monthly charge, we'll use the unit value calculated on your monthly payment date. If your monthly payment date does not fall on a business day, we'll use the unit value calculated as of the end of the next business day.

                                                The unit value calculation is based on the following:

                                                . the investment performance of the underlying portfolio
                                                . any dividends or distributions paid by the underlying portfolio
                                                . any charges for any taxes that are, or may become, associated with the operation of the variable account.

                                                The unit value of a variable account will change with the value of its corresponding Pacific Select Fund portfolio. Changes in the unit value of a variable account will not change the number of accumulation units credited to your policy.

                                                A look at performance
                                                Performance information may appear in advertisements, sales literature, or reports to policy owners or prospective buyers.

                                                Information about the performance of any variable account of the separate account reflects only the performance of a hypothetical policy. The calculations are based on allocating the hypothetical policy's accumulated value to the variable account during a particular time period.

                                                Performance information is no guarantee of how a variable account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the fund in which the variable account invests, and the market conditions during the period of time that's shown.

                                                We may show performance information in any way that's allowed under the law that applies to it. This may include presenting a change in accumulated value due to the performance of one or more variable accounts, or as a change in a policy owner's death benefit.

                                                                                                                              31
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
YOUR INVESTMENT OPTIONS

                                                We may show performance as a change in accumulated value over time or in terms of the average annual compounded rate of return on accumulated value. This would be based on allocating premium payments for a hypothetical policy to a particular variable account over certain periods of time, including one year, or from the day the variable account started operating. If a portfolio has existed for longer than its corresponding variable account, we may also show the hypothetical returns that the variable account would have achieved had it invested in the portfolio from the day the portfolio started operating.

                                                Performance may reflect the deduction of all policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different accumulated values.

                                                Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the policy is surrendered and do not reflect any deduction of the surrender charge.

                                                In our advertisements, sales literature and reports to policy owners, we may compare performance information for a variable account to:

                                                . other variable life separate accounts, mutual funds, or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria
                                                . the Consumer Price Index, to assess the real rate of return from buying a policy by taking inflation into consideration.

                                                Reports and promotional literature may also contain our rating or a rating of our claims-paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.


You'll find more about Pacific Select Fund      Fees and expenses paid by the Pacific Select Fund
fees and expenses in An overview of             The Pacific Select Fund pays advisory fees and other expenses. These are
Pacific Select Estate Preserver.                deducted from the assets of the fund's portfolios and may vary from year to year. They are not fixed and are not part of the terms of your policy. If you choose a variable investment option, these fees and expenses affect you indirectly because they reduce portfolio returns. The fund is governed by its own Board of Trustees.

32
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
                                                   --------------------------------------------------------------------------------

Fixed options                                      You can also choose from two fixed options: the Fixed account and the Fixed LT account. The fixed options provide a guaranteed minimum annual rate of
The fixed options are not securities, so           interest. The amounts allocated to the fixed options are held in our general
they do not fall under any securities act.         account.
For this reason, the SEC has not reviewed
the disclosure in this prospectus about            Here are some things you need to know about the fixed options:
these options. However, other federal
securities laws may apply to the accuracy          . Accumulated value allocated to the fixed options earn interest on a daily
and completeness of the disclosure about             basis, using a 365-day year. Our minimum annual interest rate is 4%.
these options. For more information                . We may offer a higher annual interest rate on the fixed options. If we do,
about the general account, see About                 we'll guarantee the higher rate for one year.
Pacific Life.                                      . There are no investment risks or direct charges.
                                                   . There are limitations on when and how much you can transfer from the fixed
The Fixed LT account will be available               options. These limitations are described below in Transferring among
June 1, 1999, but may not be available               investment options.
in every state. Please contact your                . We may limit the total amount you allocate to the Fixed LT account for all
registered representative or us to find              Pacific Life policies you own to $1,000,000 in any 12-month period, and
out if the Fixed LT account is available             transfer any amount over $1,000,000 to your other investment options
in the state where you signed your                   according to your most recent instructions. We may increase the $1,000,000
application.                                         limit at any time at our sole discretion. You should contact us to find out if a higher limit is in effect.

                                                   --------------------------------------------------------------------------------

Transferring among                                 You can transfer among your investment options any time during the life of your
investment options                                 policy without triggering any current income tax. You can make transfers by writing to us, by making a telephone transfer, or by signing up for one of our
If your state requires us to refund your           automatic transfer programs. You'll find more information about making
premiums when you exercise your right              telephone transfers in Pacific Select Estate Preserver basics.
to cancel, you can make transfers and use
transfer programs only after the free look         Transfers will normally be effective as of the end of the business day we
transfer date. For more information,               receive your written or telephone request.
please see Pacific Select Estate Preserver
basics.                                            Here are some things you need to know about making transfers:

If you live in Connecticut, Georgia,               . If you're making transfers between variable investment options, there is no
Maryland, North Carolina, North Dakota,              minimum amount required and you can make as many transfers as you like.
or Pennsylvania, you can make a transfer           . You can make transfers from the variable investment options to the fixed
to the fixed options any time during the             options only in the policy month right before each policy anniversary.
first 18 months of your policy.                    . You can only make one transfer from each fixed option in any 12-month period, except if you've signed up for the first year transfer program.
You'll find more about the first year              . You can only transfer up to the greater of $5,000 or 25% of your policy's
transfer program later in this section.              accumulated value in the Fixed account in any 12-month period.
                                                   . You can only transfer up to the greater of $5,000 or 10% of your policy's accumulated value in the Fixed LT account in any 12-month period.
                                                   . Currently, there is no charge for making a transfer but we may charge you in the future.
                                                   . There is no minimum required value for the investment option you're transferring to or from.
                                                   . You cannot make a transfer if your policy is in the grace period and is in danger of lapsing.
                                                   . We can restrict or suspend transfers.
                                                   . We may choose to impose limits on transfer amounts, the value of the investment options you're transferring to or from, or the number and frequency of transfers you can make.

                                                                                                                                 33
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
YOUR INVESTMENT OPTIONS

                                              -------------------------------------------------------------------------------

Transfer programs                             We offer three programs that allow you to make automatic transfers of accumulated value from one investment option to another. Under the dollar cost averaging and porfolio rebalancing programs, you can transfer among the variable investment options. Under the first year transfer program, you can make transfers from the Fixed account to the Fixed LT account and the variable investment options.

Since the value of accumulation units can     Dollar cost averaging program
change, more units are credited for a         Our dollar cost averaging program allows you to make scheduled transfers of $50
scheduled transfer when unit values are       or more between variable investment options. It does not allow you to make
lower, and fewer units when unit values       transfers to or from either of the fixed options. Here's how the program works:
are higher. This allows you to average the
cost of investments over time. Investing      . You need to complete a request form to enroll in the program.
this way does not guarantee profits or        . You must have at least $5,000 in a variable investment option to start the
prevent losses.                                 program.
                                              . We'll automatically transfer accumulated value from one variable investment option to one or more of the other variable investment options you've selected.
                                              . We'll process transfers as of the end of the business day on your policy's monthly, quarterly, semi-annual or annual anniversary, depending on the interval you've chosen. We will not make the first transfer until after the free look transfer date in states that require us to return your premiums if you exercise your right to cancel your policy.
                                              . We will not charge you for the dollar cost averaging program or for transfers made under this program, even if we decide to charge you in the future for transfers outside of the program, except if we have to by law.
                                              . We have the right to discontinue, modify or suspend the program at any time.

                                              We'll keep making transfers at the intervals you've chosen until one of the following happens:
                                              . the total amount you've asked us to transfer has been transferred
                                              . there is no more accumulated value in the investment option you're transferring from
                                              . your policy enters the grace period and is in danger of lapsing
                                              . you tell us in writing to cancel the program
                                              . we discontinue the program.

Because the portfolio rebalancing program     Portfolio rebalancing program
matches your original percentage              As the value of the underlying portfolios changes, the value of the allocations
allocations, we may transfer money from an    to the variable investment options will also change. The portfolio rebalancing
investment option with relatively higher      program automatically transfers your policy's accumulated value among the
returns to one with relatively lower          variable investment options according to your original percentage allocations.
returns.
                                              Here's how the program works:

                                              . You enroll in the program by sending us a written signed request or a completed automatic rebalancing form.
                                              . Your first rebalancing will take place on the monthly payment date you choose. You choose whether we should make transfers quarterly, semi-annually or annually, based on your policy date.
                                              . If you cancel this program, you must wait 30 days to begin it again.
                                              . You cannot use this program if you're already using the dollar cost averaging program.
                                              . We do not currently charge for the portfolio rebalancing program or for transfers made under this program.
                                              . We can discontinue, modify or suspend the program at any time.
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

This program allows you to average the          First year transfer program
cost of investments over your first policy      Our first year transfer program allows you to make monthly transfers during the
year. Investing this way does not guarantee     first policy year from the Fixed account to the variable investment options or
profits or prevent losses.                      the Fixed LT account. It does not allow you to transfer among variable investment options.

                                                Here's how the program works:

                                                . You enroll in the program when you apply for your policy.
                                                . You choose a regular amount to be transferred every month for 12 months.
                                                . We make the first transfer on the day we allocate your first net premium to the investment options you've chosen. Each transfer will be made on the same day every month.
                                                . If you sign up for this program, we'll waive the usual transfer limit for the
                                                  Fixed account during the first policy year.
                                                . If we make the last transfer during the second policy year, we will not count it toward the usual one transfer per year limit for the Fixed account.
                                                . If the accumulated value in the Fixed account is less than the amount to be transferred, we'll transfer the balance and then cancel the program.
                                                . If there is accumulated value remaining in the Fixed account at the end of the program, our usual rules for the Fixed account will apply.
                                                . We do not currently charge for the first year transfer program or for transfers made under this program.
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
WITHDRAWALS, SURRENDERS AND LOANS

Making a withdrawal, taking out a loan or       You can take out all or part of your policy's accumulated value while your
surrendering your policy can change your        policy is in force by making withdrawals or surrendering your policy. You can
policy's tax status, generate taxable           take out a loan from us using your policy as security. You can also use your
income, or make your policy more                policy's loan and withdrawal features to supplement your income, for example,
susceptible to lapsing. Be sure to plan         during retirement.
carefully before using these policy
benefits.

If you withdraw a larger amount than
you've paid into your policy, your
withdrawal may be considered taxable
income.

For more information, see Variable life
insurance and your taxes.

                                                --------------------------------------------------------------------------------

Making withdrawals                              You can withdraw part of your policy's net cash surrender value starting on your policy's first anniversary. Here's how it works:
You can choose to receive your withdrawal
in a lump sum or use it to buy an income        . You must send us a written request that's signed by all joint owners.
benefit. Please see the discussion about        . Each withdrawal must be at least $500, and the net cash surrender value of
income benefits in General information            your policy after the withdrawal must be at least $500.
about your policy.                              . If your policy has an outstanding loan amount, the maximum withdrawal you can take is the amount, if any, by which the cash surrender value just before the
We will not accept your request to make a         withdrawal, exceeds the outstanding loan amount divided by 90%.
withdrawal if it will cause your policy to      . We'll charge you $25 for each withdrawal you make.
become a modified endowment contract,           . If you do not tell us which investment options to take the withdrawal from,
unless you've told us in writing that you         we'll deduct the withdrawal and the withdrawal charge from all of your
want your policy to become a modified             investment options in proportion to the accumulated value you have in each
endowment contract.                               option.
                                                . The accumulated value, cash surrender value and net cash surrender value of your policy will be reduced by the amount of each withdrawal.
                                                . If the last surviving person insured under the policy dies after you've sent a withdrawal request to us, but before we've made the withdrawal, we'll deduct the amount of the withdrawal from any death benefit proceeds owing.

                                                How withdrawals affect your policy's death benefit
                                                Making a withdrawal will affect your policy's death benefit in the following ways:

                                                . if your policy's death benefit does not equal the guideline minimum death benefit, the death benefit will decrease by the amount of your withdrawal.
                                                . if your policy's death benefit equals the guideline minimum death benefit, the death benefit may decrease by more than the amount of your withdrawal.

                                                How withdrawals affect your policy's face amount
                                                If you've chosen death benefit Option B or Option C, making a withdrawal does not reduce your policy's face amount.

                                                If you've chosen death benefit Option A or Option D, a withdrawal may reduce your face amount. You can make one withdrawal during each of the first 15 policy years of $10,000 or 10% of your policy's cash surrender value, whichever is less, without reducing your policy's face amount. If you withdraw a larger amount, or make additional withdrawals, the face amount will be reduced by the amount if any, by which the face amount exceeds the death benefit immediately before the withdrawal, minus the amount of the withdrawal.
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Taking out a loan                               You can borrow money from us any time while your policy is in force either by sending us a request in writing, or over the telephone. You'll find more
The amount in the loan account, plus any        information about requesting a loan by telephone in Pacific Select Estate
interest you owe, is referred to throughout     Preserver basics.
this prospectus as your outstanding loan
amount.                                         When you borrow money from us, we use your policy's accumulated value as security. You pay interest on the amount you borrow. The accumulated value set
Taking out a loan will affect the growth of     aside to secure your loan also earns interest. Here's how it works:
your policy's accumulated value, and may
affect the death benefit.                       . To secure the loan, we transfer an amount equal to the amount you're borrowing from your accumulated value in the investment options to the loan account.
                                                  We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.
                                                . Interest owing on the amount you've borrowed accrues daily at an annual rate of 4.5% during the first 10 years of the loan. Starting in the 11th year of the loan, interest accrues at an annual rate of 4.25%.
                                                . Interest that has accrued during the policy year is due on your policy anniversary. If you do not pay the interest when it's due, we'll add it to the amount of your loan and begin accruing interest on it from the day it was due. We'll also transfer an amount equal to the interest that was due, from your policy's accumulated value to the loan account. We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.
                                                . The amount in the loan account earns interest daily at an annual rate of
                                                  4.0%. On your policy anniversary, we transfer the interest that's been credited to the loan account proportionately to your investment options according to your most recent allocation instructions.

                                                How much you can borrow
                                                The minimum amount you can borrow is $500, unless there are other restrictions in your state. You can borrow up to the larger of the following amounts:
An example
                                                . 100% of the accumulated value in the fixed options, plus 90% of the
For a policy in policy year 13 with:              accumulated value in the variable investment options, less any surrender
 . accumulated value of $100,000                   charges that would apply if you surrendered your policy on the day you took
 . an outstanding loan amount of $50,000           out the loan.

The maximum amount you can borrow is            . the result of a x (b / c) - d, where:
$49,760.19
($100,000 X (1.04 / 1.0425) - $50,000)            a = the accumulated value of your policy less any surrender charges that would have applied if you surrendered your policy on the day you took out the
If you live in Connecticut, the minimum               loan, and less 12 times the most recent monthly charge
amount you can borrow is $200. If you live        b = 1.04
in Oregon, the minimum amount is $250.            c = 1.045 during the first 10 policy years, and 1.0425 during policy year 11 and thereafter
                                                  d = any outstanding loan amount.

                                                Paying off your loan
                                                You can pay off all or part of the loan any time while your policy is in force.
                                                Unless you tell us otherwise, we'll transfer any loan payments you make proportionately to your investment options according to your most recent allocation instructions.

                                                While you have an outstanding loan, we'll treat any money you send us as a premium payment unless you tell us in writing that it's a loan repayment.

                                                                                                                              37
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
WITHDRAWALS, SURRENDERS AND LOANS

                                                   What happens if you do not pay off your loan
                                                   If you do not pay off your loan, we'll deduct the amount in the loan account,
Your outstanding loan amount could                 including any interest you owe, from one of the following:
result in taxable income if you surrender
your policy, if your policy lapses, or if          . the death benefit proceeds before we pay them to your beneficiary
your policy is a modified endowment                . the cash surrender value if you surrender your policy
contract. You should talk to your tax              . the amount we refund if you exercise your right to cancel.
advisor before taking out a loan under
your policy. For more information, please          Taking out a loan, whether or not you repay it, will have a permanent effect on
turn to Taking out a loan in Variable life         the value of your policy. For example, while your policy's accumulated value is
insurance and your taxes.                          held in the loan account, it will miss out on the potential earnings available through the variable investment options. The amount of interest you earn on the loan account may be less than the amount of interest you would have earned from the fixed options. These could lower your policy's accumulated value, which could reduce the amount of the death benefit.

                                                   When a loan is outstanding, the amount in the loan account is not available to help pay for any policy charges. If, after deducting your outstanding loan amount, there is not enough accumulated value in your policy to cover the policy charges, your policy could lapse. You may need to make additional premium payments or loan repayments to prevent your policy from lapsing.

                                                   --------------------------------------------------------------------------------

Ways to use your policy's loan and                 You can use your policy's loan and withdrawal features to supplement your
withdrawal features                                income, for example, during retirement.

If you're interested in using your life            Using your policy to supplement your income does not change your rights or our
insurance policy to supplement your                obligations under the policy. The terms for loans and withdrawals described in
retirement income, please contact us for           this prospectus remain the same.
more information.
                                                   Here are some things you should consider when setting up an income stream:
We can provide you with illustrations that
give you examples of how this could                . the rate of return you expect to earn on your investment options
affect the accumulated value, net cash             . how long you would like to receive regular income
surrender value and death benefit of your          . the amount of accumulated value you want to maintain in your policy.
policy based on different hypothetical
gross rates of return. We will not use a           Understanding the risks
higher rate than 12%, and will always              Setting up an income stream may not be suitable for all policy owners. It's
compare it with a rate of 0% based on              important to understand the risks that are involved in using your policy's loan
guaranteed insurance costs. You'll find            and withdrawal features.
sample illustrations and the assumptions
they're based on starting on page 100.             You must always leave enough accumulated value in your policy to help ensure your policy will continue to qualify as life insurance and will not lapse. Your
The hypothetical rates of return are not           policy will lapse if there is not enough accumulated value, after subtracting
illustrative of past or future results.            any outstanding loan amount, to cover the monthly charge on the day we make the
Policy values and benefits would be                deduction and the grace period expires. If your policy lapses, we'll end your
different if:                                      life insurance coverage.

 . the gross annual rates of return are             There are also charges associated with reinstating a lapsed policy.
  different from the hypothetical rates
 . premiums were not paid as illustrated            You should consult with your financial adviser and carefully consider how much
 . loan interest was paid when due.                 you can withdraw and borrow from your policy each year to set up your income stream.

                                                   Remember that the performance of your investment options also affects your policy's accumulated value. Poor performance can increase the danger of your policy lapsing. And as the cost of insurance generally increases with the ages of the persons insured by the policy, this can also reduce the accumulated value.
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38
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
You can also ask for accompanying charts           In addition, you should carefully review the policy statements we send you.
and graphs that compare results from               Your statements will allow you to monitor your policy's accumulated value, less
various retirement strategies.                     your outstanding loan amount, to ensure your policy can continue to support the income stream you have chosen.
You can ask your registered
representative for illustrations showing           If your policy lapses, or you surrender your policy after you have taken out a
how policy charges may affect existing             loan, you could face significant income tax liability in the year of the lapse
accumulated value and how future                   or surrender. Any outstanding loan amount will automatically be repaid when
withdrawals and loans may affect the               your policy lapses or you surrender your policy. You could be taxed to the extent
accumulated value and death benefit.               that the net surrender value plus the outstanding loan amount repaid exceeds the costs basis of your policy.

                                                   Interest on a loan is due to us on each policy anniversary. If we do not
Tax issues are described in detail in              receive the interest when due, it is added to the outstanding loan amount and
Variable insurance and your taxes.                 begins accruing interest from the day it was due. This has a compounding effect and can add to your income tax liability.

                                                   If both persons insured by the policy die, we'll deduct any outstanding loan amount from the death benefit. This means the death benefit proceeds will be less than the death benefit and may be less than the face amount.

                                                   --------------------------------------------------------------------------------

Surrendering your policy                           You can surrender or cash in your policy at any time while either of the two people insured by the policy is still living. Your policy's cash surrender
You can choose to receive your money in            value is its accumulated value less any surrender charge that applies. The net
a lump sum or use it to buy an income              cash surrender value equals your policy's cash surrender value after deducting
benefit. Please see the discussion about           any outstanding loan amount.
income benefits in General information
about your policy.                                 Here are some things you need to know about surrendering your policy:

                                                   . You must send us your policy and a written request.
                                                   . We'll send you the policy's net cash surrender value. If you surrender your policy during the first 10 policy years, we'll deduct a surrender charge that helps cover our costs for underwriting, issuing and distributing our policies. The box on the next page describes how we calculate the surrender charge. There's no surrender charge after 10 policy years.
                                                   . We guarantee the surrender charge rates will not increase. We can reduce or waive the surrender charge on policies sold to our directors or employees, to any of our affiliates or to any trustees or employees or affiliates of the
                                                     Pacific Select Fund.

                                                                                                                                 39
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
WITHDRAWALS, SURRENDERS AND LOANS

                                                --------------------------------------------------------------------------------

Joint equal age is a calculation that           How we calculate the surrender charge
combines the ages and insurance risks of
the two people insured by the policy, and       The surrender charge is assessed against your policy's accumulated value. It
is explained in Appendix A.                     has two parts: an underwriting surrender charge and a sales surrender charge.
                                                Both charges are based on the joint equal age on the policy date of the two
The underwriting surrender charge and           people insured by the policy, and on the initial face amount of your policy.
sales surrender target rate appear in
Appendix B.                                     The underwriting surrender charge is designed to help cover our administrative expenses for underwriting and issuing a policy, including the costs of processing applications, conducting medical examinations, determining the
An example                                      insurability and underwriting classes of the people insured, and establishing policy records.
For a policy with:
                                                The amount of the charge does not change during the first policy year. Starting
 . a joint equal age of 50                       on the first policy anniversary, the charge decreases by 0.9259% each month
 . an initial face amount of $100,000.           until it reaches zero at the end of the 10th policy year.

Here's the surrender charge at the end of       The sales surrender charge helps pay for our costs of distributing policies.
the first policy year:                          During the first policy year, this charge is equal to the smaller of the following amounts:
 . Underwriting surrender charge: $520
  (5.20 X $100,000 / 1,000)                     . 25% of the premium payments you've made, or
 . Maximum sales surrender charge: $226.25       . 25% of the sales surrender target, which is based on the joint equal age of
  (25% X 9.05 x $100,000 / 1,000).                the people insured by the policy for each $1,000 of the policy's initial face amount.
At the end of the third policy year, the
surrender charge is reduced to:                 The sales surrender charge increases until the premiums you pay reach the sales surrender target. In the 13th month you own your policy, we reduce the sales
 . Underwriting surrender charge: $404.45        surrender charge so that it is 99.0741% of the charge as calculated above.
  ($520 - ($520 X 0.9259% X 24 months))         After that, we reduce it by 0.9259% a month until it reaches zero at the end of
 . Maximum sales surrender charge:               10 policy years.
  $175.97 ($226.25 -
  ($225.25 X 0.9259% X 24 months)).             We will not increase the charge if your policy's face amount increases. If you decrease the face amount of your policy, we'll charge you a surrender charge that's calculated based on the amount of the decrease.

                                                --------------------------------------------------------------------------------

                                                Calculating the surrender charge on a decrease in face amount

                                                Here's how we calculate the surrender charge on a decrease in face amount:

                                                . Step 1: we divide the amount of the decrease by your policy's face amount immediately before the decrease
                                                . Step 2: we multiply the amount we calculated in step 1 by the total surrender charge that would apply if you surrendered your policy.

                                                We deduct the amount we calculated in step 2 from your investment options in proportion to the accumulated value you have in each option.

                                                We calculate any surrender charge after a decrease in face amount by dividing the new face amount by the old face amount, and multiplying the result by the surrender charge that would have applied before the decrease.
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
GENERAL INFORMATION ABOUT YOUR POLICY

                                                This section tells you some additional things you should know about your policy.

                                                --------------------------------------------------------------------------------

Income benefit                                  If you surrender or make a withdrawal from your policy, you can use the money to buy an income benefit that provides a monthly income. Your policy's beneficiary can use death benefit proceeds to buy an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

                                                The following is one income benefit available under the Pacific Select Estate
                                                Preserver policy:

                                                . The income benefit is based on the life of the person receiving the income.
                                                  If the policy owner is buying the income benefit, monthly income will be based on the owner's life. If the policy's beneficiary buys the income benefit, monthly income will be based on the beneficiary's life.
                                                . We'll pay a monthly income for at least 10 years regardless of whether the person receiving the income is still alive.
                                                . After 10 years, we'll only pay the monthly income for as long as the person receiving it is still alive.
                                                . The minimum monthly income benefit calculated must be at least $100.
                                                . For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your policy.

                                                --------------------------------------------------------------------------------

Paying the death benefit in the                 If either person insured by the policy, whether sane or insane, commits suicide
case of suicide                                 within two years of the policy date, death benefit proceeds will be the total of all premiums you've paid, less any outstanding loan amount, any withdrawals you've made, and any cash dividends we've paid.

                                                --------------------------------------------------------------------------------

Replacement of life insurance or                The term replacement has a special meaning in the life insurance industry.
annuities                                       Before you make a decision to buy, we want you to understand what impact a replacement may have on your existing insurance policy.

                                                A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

                                                . lapsed, forfeited, surrendered or partially surrendered, assigned to the replacing insurer, or otherwise terminated
                                                . converted to reduced paid-up insurance, continued as extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values
                                                . amended to effect either a reduction in benefits or in the term for which coverage would otherwise remain in force or for which benefits would be paid
                                                . reissued with any reduction in cash value, or
                                                . pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

                                                There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.
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
GENERAL INFORMATION ABOUT YOUR POLICY

                                                --------------------------------------------------------------------------------

Errors on your application                      If the age or gender of either person insured by your policy is stated
                                                incorrectly on your application, we'll adjust the face amount to reflect the
If unisex cost of insurance rates apply to      correct age or gender. Here's how we'll do it:
your policy, we will not adjust the face
amount if we discover that gender has been      . Using the monthly cost of insurance rate for the policy year in which we
stated incorrectly on your application.           discover the mistake, we'll multiply the face amount by the rate based on the incorrect age or gender. We'll then divide the result by the monthly cost of insurance rate that's based on the correct age or gender.
                                                . We'll calculate accumulated value using cost of insurance, rider and benefit charges based on the correct age and gender, for all policy months following the month we discover the mistake.
                                                . We will not recalculate accumulated value for the policy months up to and including the month in which we discover the mistake.
                                                . We will not recalculate mortality and expense risk charges or surrender charges.

                                                --------------------------------------------------------------------------------

Contesting the validity                         We have the right to contest the validity of your policy for two years from the
of your policy                                  policy date. Once your policy has been in force for two years from the policy date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity.

                                                We also have the right to contest the validity of a policy that you reinstate for two years from the day that it was reinstated. Once your reinstated policy has been in force for two years from the reinstatement date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity. During this period, we may contest your policy only if there is a material misrepresentation on your application for reinstatement.

                                                Regardless of the above, we can contest the validity of your policy for failure to pay premiums at any time. The policy will terminate upon successful contest with respect to either person insured by the policy.

                                                --------------------------------------------------------------------------------

Assigning your policy as collateral             You can assign your policy as collateral to secure a loan, mortgage, or other kind of debt. Here's how it works:
Assigning a policy that's a modified
endowment contract may generate taxable         . An assignment does not change the ownership of the policy.
income and a 10% penalty tax.                   . After the policy has been assigned, your rights and the rights of your beneficiary will be subject to the assignment. The entire policy, including any income benefit, rider, benefit and endorsement, will also be subject to the assignment.
                                                . We're not responsible for the validity of any assignment.
                                                . We must receive and record a copy of the original assignment in a form that's acceptable to us before we'll consider it binding.
                                                . Unless otherwise provided, the person or organization you assign your policy to may exercise the rights under the policy, except the right to change the policy owner or the beneficiary or the right to choose a monthly income benefit.

                                                --------------------------------------------------------------------------------

Dividends                                       We do not expect to pay any dividends. If we do pay dividends, we'll pay them annually in cash.
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
VARIABLE LIFE INSURANCE AND YOUR TAXES

                                              This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal
                                              Revenue Service (IRS). It's based on the Internal Revenue Code of 1986, as amended, (the tax code) and does not cover any state or local tax laws.

                                              This is not a complete discussion of all federal income tax questions that may arise under the policy. There are special rules that we do not include here that may apply in certain situations.

The tax consequences of owning a policy or    We do not know whether the current treatment of life insurance policies under
receiving proceeds from it may vary by        current federal income tax or estate or gift tax laws will continue. We also do
jurisdiction and according to the             not know whether the current interpretations of the laws by the IRS or the
circumstances of each owner or beneficiary.   courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies, other tax consequences described in this
Speak to a qualified tax adviser for          discussion or tax consequences that relate directly or indirectly to life
complete information about federal, state     insurance policies.
and local taxes that may apply to you.
                                              We do not make any guarantees about the tax status of your policy, and you should not consider the discussion that follows to be tax advice.

                                              --------------------------------------------------------------------------------

Tax treatment of life insurance policies      Definition of life insurance

In order to qualify as a life insurance       We believe that the policy qualifies as life insurance. That means it will
contract for federal income tax purposes,     receive the same tax advantages as a conventional fixed life insurance policy.
the policy must meet the statutory            The two main tax advantages are:
definition of life insurance.
                                              . In general, your policy's beneficiary will not be subject to federal income
Death benefits may be excluded from income      tax when he or she receives the death benefit proceeds. This is true regardless
under Section 101(a) of the tax code.           of whether the beneficiary is an individual, corporation, or other entity.
                                              . You'll generally not be taxed on any or all of your policy's accumulated value unless you receive a cash distribution by making a withdrawal, surrendering your policy, or in some instances, taking a loan from your policy.

                                              The tax laws defining life insurance, however, do not cover all policy features. Your policy may have features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to address many issues concerning the treatment of substandard risk policies, policies with term insurance on the people insured by the policy or certain tax requirements relating to joint survivorship life insurance policies. We can make changes to your policy if we believe the changes are needed to ensure that your policy continues to qualify as a life insurance contract.

                                              Tax regulations deal with allowable charges for mortality costs and other expenses that are used in calculating whether a policy qualifies as life insurance. For life insurance policies entered into on or after October 21,
                                              1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.
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
VARIABLE LIFE INSURANCE AND YOUR TAXES

                                              While the Treasury Department has issued proposed regulations about reasonable standards for mortality charges, the standards that apply to joint survivor life insurance policies are not entirely clear. While we believe that our mortality costs and other expenses used in calculating whether the policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your policy qualifies as a life insurance contract.

Section 817(h) of the tax code describes      Diversification rules and ownership of the separate account
the diversification rules.                    Your policy will not qualify for the tax benefit of a life insurance contract unless the separate account follows certain rules requiring diversification of
For more information about diversification    investments underlying the policy. In addition, the IRS requires that the
rules, please see Managing the Pacific        policyholder does not have control over the underlying assets.
Select Fund in the attached Pacific Select
Fund prospectus.                              The Treasury Department has announced that the diversification rules "do not provide guidance concerning the circumstances in which it will treat an investor, rather than the insurance company, as the owner of the assets in a separate account." The IRS treats a variable policy owner as the owner of separate account assets if he or she has the ability to exercise investment control over them. Owners of the assets are taxed on any income or gains the assets generate. Although the Treasury Department announced it would provide further guidance on the issue, it had not done so when we wrote this prospectus.

                                              No IRS rulings deal with policies that have exactly the same ownership rights as your policy. Since you have additional flexibility in allocating premiums and policy values, it is possible the IRS would treat you as the owner of your policy's proportionate share of the assets of the separate account.

                                              We do not know what will be in future Treasury Department regulations. We cannot guarantee that the fund's portfolios will be able to operate as currently described in the prospectus, or that the fund will not have to change any portfolio's investment objective or policies. We can modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.

Policy exchanges fall under Section 1035(a)   Policy exchanges
of the tax code.
                                              If you exchange your entire policy for another one that insures the same people, it generally will be treated as a tax-free exchange and, if so, will not result in the recognition of gain or loss. If any of the people insured by the policy are changed, the exchange will be treated as a taxable exchange.

                                              Change of ownership

                                              You may have taxable income if you transfer ownership of your policy, sell your policy, or change the ownership of it in any way.

There are special rules for corporate-owned   Corporate owners
policies. You should consult your tax         There are special tax issues for corporate owners:
adviser.
                                              . using your policy to fund deferred compensation arrangements for employees has
Section 59A of the tax code deals with the      special tax consequences
environmental tax.                            . corporate ownership of a policy may affect your exposure to the alternative minimum tax and the environmental tax.
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
                                              --------------------------------------------------------------------------------

Conventional life insurance policies          The tax treatment of your policy will depend upon whether it is a type of contract known as a modified endowment contract. We describe modified endowment
Under Section 7702A of the tax code,          contracts later in this section. If your policy is not a modified endowment policies that are not classified as modified  contract, it will be treated as a conventional life insurance policy and will
endowment contracts are taxed as              have the following tax treatment:
conventional life insurance policies.
                                              Surrendering your policy
The cost basis in your policy is generally    When you surrender, or cash in, your policy, you'll generally be taxed on the
the premiums you've paid plus any taxable     difference, if any, between the cash surrender value and the cost basis in your
distributions less any withdrawals or         policy.
premiums previously recovered that were not
taxable.                                      Making a withdrawal
                                              If you make a withdrawal after your policy has been in force for 15 years, you'll only be taxed on the amount you withdraw that exceeds the cost basis in the policy.

                                              Special rules apply if you make a withdrawal within the first 15 policy years and it's accompanied by a reduction in benefits. In this case, there is a special formula under which you may be taxed on all or a portion of the withdrawal amount.

                                              Taking out a loan

                                              If you take out a loan, you will not pay tax on the loan amount unless your policy is surrendered or lapses and you have not repaid your outstanding loan amount. The interest you pay, or that's accrued, on a loan is generally nondeductible. Ask your tax adviser for more information.

                                              Loans and corporate owned-policies
                                              If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. If the taxpayer is an entity that's a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity's deductions for loan interest may be disallowed, even though this interest may relate to debt that's completely unrelated to the contract. There may be a limited exception that applies to contracts issued on 20% owners, officers, directors or employees of the entity. For more information about this exception, you should consult your tax adviser.

                                              --------------------------------------------------------------------------------

Modified endowment contracts                  A modified endowment contract is a special type of life insurance policy. If your policy is a modified endowment contract, it will have the tax treatment
Section 7702A of the tax code defines a       described below. Any distributions you receive during the life of the policy
class of life insurance policies known as     are treated differently than under conventional life insurance policies.
modified endowment contracts. Like other      Withdrawals, loans, pledges, assignments and surrendering your policy are all
life insurance policies, the death benefit    considered distributions and may be subject to tax on an income-first basis and
proceeds paid to your beneficiary generally   a 10% penalty.
are not subject to federal income tax and
your policy's accumulated value grows on a    When a policy becomes a modified endowment contract
tax-deferred basis until you receive a cash   A life insurance policy becomes a modified endowment contract if, at any time
distribution.                                 during the first seven policy years, the sum of actual premiums paid exceeds the seven-pay limit. The seven-pay limit is the cumulative total of the level
If there is a material change to your         annual premiums (or seven-pay premiums) required to pay for the policy's future
policy, like a change in the death benefit,   death and endowment benefits.
we may have to retest your policy and
restart the seven-pay premium period to       For example, if the seven-pay premiums were $1,000 a year, the maximum premiums
determine whether the change has caused the   you could pay during the first seven years to avoid modified endowment
policy to become a modified endowment         treatment would be $1,000 in the first year, $2,000 through the first two years
contract.                                     and $3,000 through the first three years, etc. Under this test, a Pacific
                                              Select Estate Preserver policy may or may not be a modified endowment contract, depending on the amount of premiums paid during the policy's first seven contract years or after a material change has been made to the policy.
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
VARIABLE LIFE INSURANCE AND YOUR TAXES

                                                Surrendering your policy
                                                If you surrender your policy, you're taxed on the amount by which the cash surrender value exceeds the cost basis in the policy.

                                                Making a withdrawal or taking out a loan
                                                If you make a withdrawal or take out a loan from a modified endowment contract, you're taxed on the amount of the withdrawal or loan that's considered income, including all previously non-taxed gains. Income is the difference between the cash surrender value and the cost basis in your policy. It's unclear whether interest paid, or accrued, on a loan is considered interest for federal income tax purposes. If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. You should consult your tax adviser.

                                                All modified endowment contracts we or our affiliates issue to you in a calendar year are treated as a single contract when we calculate whether a distribution amount is subject to tax.

                                                10% penalty tax
                                                If any amount you receive from a modified endowment contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount.

                                                A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

                                                . you're at least 59 1/2 years old
                                                . you're receiving an amount because you've become disabled
                                                . you're receiving an amount that's part of a series of substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your beneficiaries.

                                                Distributions before a policy becomes a modified endowment contract
                                                If your policy fails the seven-pay test and becomes a modified endowment contract, any amount you receive or are deemed to have received during the two years before it became a modified endowment contract may be taxable. The distribution would be treated as having been made in anticipation of the policy's failing to meet the seven-pay test under Treasury Department regulations which are yet to be prescribed.

                                                --------------------------------------------------------------------------------

Policy riders                                   Accelerated living benefits rider
                                                Amounts received under this rider should be generally excluded from taxable
Please see the discussion of optional           income under Section 101(g) of the tax code.
riders in The death benefit.
                                                Benefits under the rider will be taxed, however, if they are paid to someone
Please consult with your tax adviser if         other than a person insured by the policy, and either person insured by the
you want to exercise your rights under          policy:
either of these riders.
                                                . is a director, officer or employee of the person receiving the benefit, or
                                                . has a financial interest in a business of the person receiving the benefit.

                                                Split policy option rider
                                                This rider allows a policy to be split into two individual policies. If the split is not treated as a nontaxable exchange, it could result in the recognition of taxable income up to any gain or income in the policy at the time of the split.
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
ABOUT PACIFIC LIFE

                                                Pacific Life Insurance Company is a life insurance company based in California.
                                                Along with our subsidiaries and affiliates, our operations include life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment advisory services. At the end of 1998, we had over $89.6 billion of individual life insurance and total admitted assets of approximately $37.6 billion. In 1998, we were ranked the
                                                18th largest life insurance carrier in the U.S. in terms of admitted assets.

                                                Pacific Life, together with its affiliated enterprises, has total assets and funds under management of over $290 billion. We are authorized to conduct our life and annuity business in the District of Columbia and in all states except
                                                New York. Our principal office is at 700 Newport Center Drive, Newport Beach,
                                                California 92660.

                                                --------------------------------------------------------------------------------

How we're organized                             Pacific Life was established on January 2, 1868 under the name, Pacific Mutual
                                                Life Insurance Company of California. It was reincorporated as Pacific Mutual
                                                Life Insurance Company on July 22, 1936. On September 1, 1997, Pacific Life
                                                converted from a mutual life insurance company to a stock life insurance company. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

                                                Under their charters, Pacific Mutual Holding Company must always hold at least
                                                51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters.
                                                They also have certain rights if the mutual holding company is liquidated or dissolved.

                                                --------------------------------------------------------------------------------

How policies are distributed                    Pacific Mutual Distributors, Inc. (PMD), our subsidiary, is the distributor of our policies. PMD is located at 700 Newport Center Drive, Newport Beach,
                                                California 92660.

                                                PMD is registered as a broker-dealer with the SEC and is a member of the
                                                National Association of Securities Dealers (NASD). We pay PMD for its services as our distributor.

                                                The policies are sold by registered representatives of broker-dealers who have signed agreements with us and PMD. Registered representatives must be licensed to sell variable life insurance under the state insurance and securities regulations that apply. Broker-dealers must be registered with the SEC.

                                                How we pay broker-dealers
                                                We pay broker-dealers commission for promoting, marketing and selling our policies. Broker-dealers pay a portion of the commission to their registered representatives, under their own arrangements.
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
ABOUT PACIFIC LIFE

                                                Commissions are based on sales surrender "target" premiums we determine. The commission we pay will vary with the agreement, but the most common schedule
For more information about the sales            of commissions we pay is:
surrender target, see Withdrawals,
surrenders and loans and Appendix B.            . 90% of premiums paid up to the first sales surrender target premium
                                                . 6% of the premiums paid under sales surrender targets 2 and 3
                                                . 4% of premiums paid in excess of sales surrender target 3
                                                . 2% of premiums paid after policy year 10.

                                                We may pay broker-dealers an annual renewal commission of up to 0.20% of a policy's accumulated value less any outstanding loan amount. We calculate the renewal amount monthly and it becomes payable on each policy anniversary.

                                                We may also pay override payments, expense and marketing allowances, bonuses, wholesaler fees and training allowances.

                                                Registered representatives who meet certain sales levels can qualify for sales incentives programs we sponsor. We may also pay them non-cash compensation like expense-paid trips, expense-paid educational seminars, and merchandise. They can choose to receive their compensation on a deferred basis.

                                                --------------------------------------------------------------------------------

How our accounts work                           We own the assets in our general account and our separate account. We allocate your net premiums to these accounts according to the investment options you've chosen.

                                                General account
We can provide you with reports of our          Our general account includes all of our assets, except for those held in our
ratings as an insurance company and our         separate accounts. We guarantee you an interest rate for up to one year on any
ability to pay claims with respect to our       amount allocated to the fixed options. The rate is reset annually. The fixed
general account assets.                         options are part of our general account, which we may invest as we wish, according to any laws that apply. We'll credit the guaranteed rate even if the investments we make earn less. Our ability to pay these guarantees is backed by our strength as a company.

                                                The fixed options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the fixed options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the fixed options.

You'll find the audited financial               Separate account
statements for the Pacific Select Exec          Amounts allocated to the variable investment options are held in our separate
separate account later in this section          account. The assets in this account are kept separate from the assets in our
of the prospectus.                              general account and our other separate accounts, and are protected from our general creditors.
This section of the prospectus also
includes the audited consolidated               The separate account was established on May 12, 1988 under California law under
financial statements for Pacific Life,          the authority of our Board of Directors. It's registered with the SEC as a type
which we include to show our strength as        of investment company called a unit investment trust. The SEC does not oversee
a company and our ability to meet our           the administration or investment practices or policies of the account.
obligations under the policies.
                                                The separate account is divided into variable accounts. Each variable account invests in shares of a designated portfolio of the Pacific Select Fund. We may add variable accounts that invest in other portfolios of the fund or in other securities.
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
                                                We're the legal owner of the assets in the separate account, and pay its operating expenses. The separate account is operated only for our variable life
The separate account is not the only            insurance policies. We must keep enough money in the account to pay anticipated
investor in the Pacific Select Fund.            obligations under the insurance policies funded by the account, but we can
Investment in the fund by other separate        transfer any amount that's more than these anticipated obligations to our
accounts for variable annuity contracts         general account. Some of the money in the separate account may include charges
and variable life insurance contracts could     we collect from the account and any investment results on those charges.
cause conflicts. For more information,
please see the Statement of Additional          We cannot charge the assets in the separate account attributable to our
Information for the Pacific Select Fund.        reserves and other liabilities under the policies funded by the account with any liabilities from our other business.

                                                Similarly, the income, gains or losses, realized or unrealized, of the assets of any variable account belong to that variable account and are credited to or charged against the assets held in that variable account without regard to our other income, gains or losses.

                                                Making changes to the separate account
                                                We can add, change or remove any securities that the separate account or any variable account holds or buys, as long as we comply with the laws that apply.

                                                We can substitute shares of one Pacific Select Fund portfolio with shares of another portfolio or fund if:

                                                . any portfolio is no longer available for investment
                                                . our management believes that a portfolio is no longer appropriate in view of the purposes of the policy.

                                                We'll give you any required notice or receive any required approval from policy owners or the SEC before we substitute any shares. We'll comply with the filing or other procedures established by insurance regulators as required by law.

                                                We can add new variable accounts, which may include additional subaccounts of the separate account, to serve as investment options under the policies. These may be managed separate accounts or they may invest in a new portfolio of the fund, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

                                                We can add new variable accounts when we believe that it's warranted by marketing needs or investment conditions. We'll decide on what basis we'll make new accounts available to existing policy owners.

                                                We can also eliminate any of our variable accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any variable account.

                                                If we make any changes to variable accounts or substitution of securities, we can make appropriate changes to this policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.
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
ABOUT PACIFIC LIFE
                                              If we believe it's in the best interests of people holding voting rights under the policies and we meet any required regulatory approvals we can do the following:

                                              . operate the separate account as a management investment company, unit investment trust, or any other form permitted under securities or other laws
                                              . register or deregister the separate account under securities law
                                              . combine the separate account with one of our other separate accounts or our affiliates' separate accounts
                                              . combine one or more variable accounts
                                              . create a committee, board or other group to manage the separate account
                                              . change the classification of any variable account.

                                              Taxes we pay

                                              We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the policy. If these taxes increase significantly, we may deduct them from the separate account.

                                              We may charge the separate account for any federal, state and local taxes that apply to the separate account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

                                              --------------------------------------------------------------------------------

Voting rights                                 We're the legal owner of the shares of the Pacific Select Fund that are held by the variable accounts. We may vote on any matter at shareholder meetings of the fund. However, we are required by law to vote as you instruct on the shares relating to your allocation in a variable investment option. This is called your voting interest.

                                              Your voting interest is calculated as of a day set by the Board of Trustees of the fund called the record date. Your voting interest equals the accumulated value in a variable investment option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

                                              We'll send you documents from the fund called proxy materials. They include information about the items you'll be voting on and forms for you to give us your instructions. We'll vote shares held in the separate account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by that separate account for which we've received timely instructions.

                                              We'll vote shares of any portfolio we hold in our general account in the same proportion as the total votes for all of our separate accounts, including this separate account. We'll vote shares of any portfolio held by our non-insurance affiliates in the same proportion as the total votes for all separate accounts of ours and our insurance affiliates.

                                              If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the separate account.

                                              When required by state insurance regulatory authorities, we may disregard voting instructions that:

                                              . would change a portfolio's investment objective or subclassification
                                              . would approve or disapprove an investment advisory contract.

                                              We may disregard voting instructions on a change initiated by policy owners that would change a portfolio's investment policy, investment adviser or portfolio manager if:

                                              . our disapproval is reasonable
                                              . we determine in good faith that the change would be against state law or otherwise be inappropriate, considering the portfolio's objectives and purpose, and considering what effect the change would have on us.

                                              If we disregard any voting instructions, we'll include a summary of the action we took and our reasons for it in the next report to policy owners.

                                              --------------------------------------------------------------------------------

Preparing for the year 2000                   Pacific Life long ago recognized the challenges associated with the Year 2000 date change. This change involves the ability of computer systems to properly recognize the Year 2000. The inability to do so could result in major failures or miscalculations. We began prior to 1995 to assess and plan for the potential impact of the Year 2000. More recently, Pacific Life has been executing a company-wide plan adopted during 1998 which called for correction or replacement of remaining non-compliant systems by December 31, 1998.

                                              We have successfully executed this project plan to date. Virtually all affected systems were remediated and tested in time for use during 1998 year-end processing cycles. Although it is not possible to certify that any system will be completely free of Year 2000 problems, we have performed extensive testing to identify and deal with such potential problems. Additionally, most of the company's critical systems were subject to an independent third-party review process which used sophisticated automated tools to identify Year 2000 related bugs. The results have been very positive and we feel the company's internal systems are positioned well for the date change in the century.

                                              We plan to continue to test and re-test throughout 1999 and we will respond promptly should any problems arise at any time thereafter.

                                              We are continuing to work on contingency plans for critical business processes.
                                              When appropriate, alternative methods and procedures are being developed to work around unanticipated problems.

                                              In addition to the above, we will continue to carefully evaluate responses from vendors and significant business partners regarding the compliance of their critical business processes and products. Although ultimately Pacific Life cannot be responsible for the Year 2000 compliance efforts of these outside entities, we will take appropriate steps wherever possible to develop contingency plans to address vendors and partners deemed non-compliant.

                                              Expenses to make our systems Year 2000 compliant are currently estimated to range from $12 million to $15 million, which excludes the cost of our personnel who support Year 2000 compliance efforts. We do not anticipate any other material future costs associated with the Year 2000 compliance projects, although there can be no assurance.

                                              These Year 2000 related statements are designated as "Year 2000 Readiness
                                              Disclosure" pursuant to the Year 2000 Information Readiness Disclosure Act,
                                              enacted October 19, 1998.

                                                                                                                                 51

ABOUT PACIFIC LIFE

                                              --------------------------------------------------------------------------------

State regulation                              We're subject to the laws of the state of California governing insurance companies and to regulations issued by the Commissioner of Insurance of
                                              California. In addition, we're subject to the insurance laws and regulations of the other states and jurisdictions in which we're licensed or may become licensed to operate.

                                              An annual statement in a prescribed form must be filed with the Commissioner of
                                              Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year.
                                              Our affairs are subject to review and examination at any time by the
                                              Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

                                              --------------------------------------------------------------------------------

Legal proceedings and legal matters           The separate account is not involved in any legal proceedings that would have a material effect on policy owners.

                                              Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under California law, and the validity of the forms of the policies under California law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert Price & Rhoads.

                                              --------------------------------------------------------------------------------

Registration statement                        We've filed a registration statement with the SEC for Pacific Select Estate
                                              Preserver, under the Securities Act of 1933. The SEC's rules allow us to omit some of the information required by the registration statement from this prospectus. You can ask for it from the SEC's office in Washington, D.C. They may charge you a fee.

                                              --------------------------------------------------------------------------------

Management                                    The following is a list of our directors and certain officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                                              Unless otherwise indicated, the business address of each of these people is c/o
                                              Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach,
                                              California 92660.

  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS
  Thomas C. Sutton     Director, Chairman of the Board and Chief Executive Officer of Pacific Life;
  Director, Chairman   Director, Chairman of the Board and Chief Executive Officer of Pacific LifeCorp,
  of the Board and     August 1997 to present; Director, Chairman of the Board and Chief Executive Officer
  Chief Executive      of Pacific Mutual Holding Company, August 1997 to present; Trustee and Chairman of
  Officer              the Board and Former President of Pacific Select Fund; Director and Chairman of the
                       Board of Pacific Life & Annuity Company (formerly known as PM Group Life Insurance
                       Company); Management Board Member of PIMCO Advisors L.P., December 1997 to present;
                       Former Equity Board Member of PIMCO Advisors L.P.; Former Director of Pacific
                       Corinthian Life Insurance Company; Director of Newhall Land & Farming; The Irvine
                       Company; Edison International; and similar positions with other affiliated companies of Pacific Life.

  Glenn S. Schafer     Director (since November 1994) and President (since January 1995) of Pacific Life;
  Director and         Executive Vice President and Chief Financial Officer of Pacific Life, April 1991 to
  President            January 1995; Director and President of Pacific LifeCorp, August 1997 to present;
                       Director and President of Pacific Mutual Holding Company, August 1997 to present;
                       President (since February 1999) and Former Trustee of Pacific Select Fund;
                       Management Board Member of PIMCO Advisors L.P., December 1997 to present; Former
                       Equity Board Member of PIMCO Advisors L.P.; Former Director of Pacific Corinthian
                       Life Insurance Company; Director of Pacific Life & Annuity Company; and similar positions with other affiliated companies of Pacific Life.

  Khanh T. Tran        Director (since August 1997), Senior Vice President and Chief Financial Officer of
  Director, Senior     Pacific Life, June 1996 to present; Vice President and Treasurer of Pacific Life,
  Vice President and   November 1991 to June 1996; Senior Vice President and Chief Financial Officer of
  Chief Financial      Pacific LifeCorp, August 1997 to present; Senior Vice President and Chief Financial
  Officer              Officer of Pacific Mutual Holding Company, August 1997 to present; Chief Financial
                       Officer and Treasurer to other affiliated companies of Pacific Life.

  David R. Carmichael  Director (since August 1997), Senior Vice President and General Counsel of Pacific
  Director, Senior     Life; Senior Vice President and General Counsel of Pacific LifeCorp, August 1997 to
  Vice President and   present; Senior Vice President and General Counsel of Pacific Mutual Holding
  General Counsel      Company, August 1997 to present; Director of: Pacific Life & Annuity Company;
                       Association of California Life and Health Insurance Companies and Association of
                       Life Insurance Counsel.

  Audrey L. Milfs      Director (since August 1997), Vice President and Corporate Secretary of Pacific
  Director, Vice       Life; Vice President and Corporate Secretary of Pacific LifeCorp, August 1997 to
  President and        present; Vice President and Secretary of Pacific Mutual Holding Company, August 1997
  Corporate Secretary  to present; Secretary of Pacific Select Fund; similar positions with other affiliated companies of Pacific Life.

  Richard M. Ferry     Director of Pacific Life; Director of Pacific LifeCorp, August 1997 to present;
  Director             Director of Pacific Mutual Holding Company, August 1997 to present; Director and
                       Chairman of Korn/Ferry International; Director of: Avery Dennison Corporation;
                       Broco, Inc.; ConAm Management; Mullin Consulting, Inc.; Northwestern Restaurants,
                       Inc.; Dole Food Co.; Mrs. Fields' Original Cookies Inc.; Rainier Bells, Inc.; Mellon
                       West Coast Advisory Board; Former Director of First Business Bank. Address: 1800
                       Century Park East, Suite 900, Los Angeles, California 90067.

  Donald E. Guinn      Director of Pacific Life; Director of Pacific LifeCorp, August 1997 to present;
  Director             Director of Pacific Mutual Holding Company, August 1997 to present; Chairman
                       Emeritus and Former Director of Pacific Telesis Group; Director of: The Dial Corp;
                       BankAmerica Corporation; Former Director of Bank of America NT & SA. Address:
                       Pacific Telesis Center, 130 Kearny Street, Room 3704, San Francisco, California
                       94108-4818.

  Ignacio E. Lozano,   Director of Pacific Life; Director of Pacific LifeCorp, August 1997 to present;
  Jr.                  Director of Pacific Mutual Holding Company, August 1997 to present; Director,
  Director             Chairman and Former Editor-In-Chief of La Opinion; Former Director of: BankAmerica
                       Corporation; Bank of America NT&SA; Pacific Enterprises; Director of: The Walt
                       Disney Company; Southern California Gas Company; Lozano Communications, Inc.; Sempra
                       Energy and San Diego Gas and Electric Company. Address: 411 West Fifth Street, 12th
                       Floor, Los Angeles, California 90013.

  Charles D. Miller    Director of Pacific Life; Director of Pacific LifeCorp, August 1997 to present;
  Director             Director of Pacific Mutual Holding Company, August 1997 to present; Director,
                       Chairman and Former Chief Executive Officer of Avery Dennison Corporation; Former
                       Director of Great Western Financial Corporation; Advisory Board Member of:
                       Korn/Ferry International; Melllon Bank; Director of: Nationwide Health Properties,
                       Inc.; Edison International. Address: 150 North Orange Grove Boulevard, Pasadena,
                       California 91109.

  Donn B. Miller       Director of Pacific Life; Director of Pacific LifeCorp, August 1997 to present;
  Director             Director of Pacific Mutual Holding Company, August 1997 to present; Director,
                       President and Chief Executive Officer of Pearson-Sibert Oil Co. of Texas; Director
                       of: The Irvine Company; Automobile Club of Southern California; Former Director of
                       St. John's Hospital & Health Care Foundation. Address: 136 El Camino, Suite 216,
                       Beverly Hills, California 90212.

  Richard M.           Director of Pacific Life (since October 1997 and previously from November 1995 to
  Rosenberg            August 1997); Director of Pacific LifeCorp, August 1997 to present; Director of
  Director             Pacific Mutual Holding Company, October 1997 to present; Chairman and Chief
                       Executive Officer (Retired) of BankAmerica Corporation; Director of: BankAmerica
                       Corporation; Airborne Express Corporation; Northrop Grumman Corporation; Potlatch
                       Corporation; SBC Communications; Chronicle Publishing; Pollo Rey/Unamas; Age Wave;
                       Former Director of K-2 Incorporated. Address: 555 California Street, 11th Floor,
                       Unit 3001B, San Francisco, California 94104.

ABOUT PACIFIC LIFE

  NAME AND POSITION   PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS
  James R. Ukropina   Director of Pacific Life; Director of Pacific LifeCorp, August 1997 to present;
  Director            Director of Pacific Mutual Holding Company, August 1997 to present; Partner with the law firm of O'Melveny & Meyers LLP; Director of Lockheed Martin Corporation; Trustee
                      of Stanford University. Address: 400 South Hope Street, 16th Floor, Los Angeles,
                      California 90071-2899.

  Raymond L. Watson   Director of Pacific Life; Director of Pacific LifeCorp, August 1997 to present; Vice
  Director            Chairman and Director of The Irvine Company; Director of: The Walt Disney Company;
                      The Mitchell Energy and Development Company; The Irvine Apartment Communities;
                      Former Director of The Tejon Ranch. Address: 550 Newport Center Drive, 9th Floor,
                      Newport Beach, California 92660.

  Lynn C. Miller      Executive Vice President, Individual Insurance, of Pacific Life, January 1995 to
  Executive Vice      present; Senior Vice President, Individual Insurance, of Pacific Life, 1989 to 1995;
  President           Executive Vice President of Pacific Life & Annuity Company.

  Edward R. Byrd      Vice President and Controller of Pacific Life; Vice President and Controller of
  Vice President and  Pacific LifeCorp, August 1997 to present; Vice President and Controller of Pacific
  Controller          Mutual Holding Company, August 1997 to present; and similar positions with other affiliated companies of Pacific Life.

  Brian D. Klemens    Vice President and Treasurer of Pacific Life, December 1998 to present; Assistant
  Vice President and  Vice President, Accounting and Assistant Controller of Pacific Life, April 1994 to
  Treasurer           December 1998.

                                                --------------------------------------------------------------------------------

Financial statements                            The next several pages contain the audited financial statements for the Pacific
                                                Select Exec Separate Account as of December 31, 1998 and the two years then ended.

                                                These are followed by the audited consolidated financial statements for Pacific
                                                Life as of December 31, 1998 and 1997 and for the three years ended December 31,
                                                1998, which are included in this prospectus only so you can assess our ability to meet our obligations under the policies.

                                                --------------------------------------------------------------------------------

Independent Auditors                            The audited consolidated financial statements for Pacific Life as of December 31,
                                                1998 and 1997 and for the three years ended December 31, 1998 and the audited financial statements for Pacific Select Exec Separate Account as of December 31,
                                                1998 and for the two years ended December 31, 1998 included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

54

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company

  We have audited the accompanying statement of assets            evidence supporting the amounts and disclosures in the
and liabilities of Pacific Select Exec Separate Account           financial statements. An audit also includes assessing the
(comprised of the Money Market, High Yield Bond,                  accounting principles used and significant estimates made by
Managed Bond, Government Securities, Growth, Aggressive           management, as well as evaluating the overall financial
Equity, Growth LT, Equity Income, Multi-Strategy, Equity,         statement presentation. We believe that our audits provide a
Bond and Income, Equity Index, International, Emerging            reasonable basis for our opinion.
Markets, Variable Account I, Variable Account II, Variable
Account III, and Variable Account IV Variable Accounts) as          In our opinion, such financial statements present fairly, in
of December 31, 1998 and the related statement of                 all material respects, the financial position of each of the
operations for the year then ended and statement of changes       respective Variable Accounts constituting Pacific Select Exec
in net assets for each of the two years in the period then        Separate Account as of December 31, 1998 and the results of
ended (as to the Equity Variable Account and the Bond and         their operations for the year then ended and the changes in
Income Variable Account, for the year ended December 31,          their net assets for each of the two years in the period then
1998 and for the period from commencement of operations           ended (as to the Equity Variable Account and the Bond and
through December 31, 1997). These financial statements are        Income Variable Account, for the year ended December 31, 1998
the responsibility of the Separate Account's management. Our      and for the period from commencement of operations through
responsibility is to express an opinion on these financial        December 31, 1997), in conformity with generally accepted
statements based on our audits.                                   accounting principles.

  We conducted our audits in accordance with generally            DELOITTE & TOUCHE LLP
accepted auditing standards. Those standards require that we
plan and perform the audit to obtain reasonable assurance         Costa Mesa, California
about whether the financial statements are free of material       February 5, 1999
misstatement. An audit includes examining, on a test basis,

                                                                                                                                  55

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
(In thousands)

                                    High             Govern-
                          Money    Yield   Managed     ment             Aggressive  Growth   Equity   Multi-
                          Market    Bond     Bond   Securities  Growth    Equity      LT     Income  Strategy
                         Variable Variable Variable  Variable  Variable  Variable  Variable Variable Variable
                         Account  Account  Account   Account   Account   Account   Account  Account  Account
                         ------------------------------------------------------------------------------------
ASSETS
Investments:
 Money Market Portfolio
 (6,873 shares; cost
 $69,218)............... $69,107
 High Yield Bond
 Portfolio (4,645
 shares; cost $45,134)..          $43,370
 Managed Bond Portfolio
 (8,941 shares; cost
 $97,525)...............                   $101,864
 Government Securities
 Portfolio (1,562
 shares; cost $16,677)..                             $17,149
 Growth Portfolio (8,711
 shares; cost
 $187,167)..............                                       $199,670
 Aggressive Equity
 Portfolio (1,404
 shares; cost $16,338)..                                                 $17,766
 Growth LT Portfolio
 (8,674 shares; cost
 $152,516)..............                                                           $227,277
 Equity Income Portfolio
 (6,986 shares; cost
 $147,393)..............                                                                    $187,867
 Multi-Strategy
 Portfolio (7,736
 shares; cost
 $112,643)..............                                                                             $133,998
Receivables:
 Due from Pacific Life
 Insurance Company......               89        72      174        209      321        153       92       54
 Fund shares redeemed...     100
                         ------------------------------------------------------------------------------------
Total Assets............  69,207   43,459   101,936   17,323    199,879   18,087    227,430  187,959  134,052
                         ------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......     100
 Fund shares purchased..               89        72      174        209      321        153       92       54
                         ------------------------------------------------------------------------------------
Total Liabilities.......     100       89        72      174        209      321        153       92       54
                         ------------------------------------------------------------------------------------
NET ASSETS.............. $69,107  $43,370  $101,864  $17,149   $199,670  $17,766   $227,277 $187,867 $133,998
                         ====================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1998
(In thousands)

                                  Bond and  Equity   Inter-  Emerging
                          Equity   Income   Index   national Markets  Variable Variable Variable Variable
                         Variable Variable Variable Variable Variable Account  Account  Account  Account
                         Account  Account  Account  Account  Account     I        II      III       IV
                         --------------------------------------------------------------------------------
ASSETS
Investments:
 Equity Portfolio (617
 shares; cost $16,061).. $18,066
 Bond and Income
 Portfolio (397 shares;
 cost $5,250)...........           $5,282
 Equity Index Portfolio
 (9,370 shares; cost
 $212,820)..............                   $303,187
 International Portfolio
 (9,944 shares; cost
 $153,283)..............                            $157,140
 Emerging Markets
 Portfolio (1,471
 shares; cost $11,689)..                                     $10,072
 Brandes International
 Equity Portfolio (1)
 (140 shares;
 cost $1,454)...........                                               $1,522
 Turner Core Growth
 Portfolio (165 shares;
 cost $2,467)...........                                                        $2,948
 Frontier Capital
 Appreciation Portfolio
 (295 shares;
 cost $4,191)...........                                                                 $4,452
 Enhanced U.S. Equity
 Portfolio (276 shares;
 cost $4,437)...........                                                                          $4,986
Receivables:
 Due from Pacific Life
 Insurance Company......      11       13       161       81      11
 Fund shares redeemed...                                                   23        9       19       32
                         --------------------------------------------------------------------------------
Total Assets............  18,077    5,295   303,348  157,221  10,083    1,545    2,957    4,471    5,018
                         --------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                                                   23        9       19       32
 Fund shares purchased..      11       13       161       81      11
                         --------------------------------------------------------------------------------
Total Liabilities.......      11       13       161       81      11       23        9       19       32
                         --------------------------------------------------------------------------------
NET ASSETS.............. $18,066   $5,282  $303,187 $157,140 $10,072   $1,522   $2,948   $4,452   $4,986
                         ================================================================================

(1) Formerly named Edinburgh Overseas Equity Portfolio

See Notes to Financial Statements

                                                                                                     57

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                    High             Govern-
                          Money    Yield   Managed     ment              Aggressive  Growth   Equity   Multi-
                          Market    Bond     Bond   Securities  Growth     Equity      LT     Income  Strategy
                         Variable Variable Variable  Variable  Variable   Variable  Variable Variable Variable
                         Account  Account  Account   Account   Account    Account   Account  Account  Account
                         -------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............  $3,392   $3,403   $5,533      $881   $20,232         $5    $6,250  $18,901  $12,030
                         -------------------------------------------------------------------------------------
Net Investment Income...   3,392    3,403    5,533       881    20,232          5     6,250   18,901   12,030
                         -------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........      (3)     (87)     663       164    10,581        653     5,163    5,470    3,108
 Net unrealized
 appreciation
 (depreciation) on
 investments............      14   (2,165)   1,408        59   (23,983)     1,132    63,381    9,750    5,144
                         -------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on Investments...      11   (2,252)   2,071       223   (13,402)     1,785    68,544   15,220    8,252
                         -------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS
RESULTING FROM
OPERATIONS..............  $3,403   $1,151   $7,604    $1,104    $6,830     $1,790   $74,794  $34,121  $20,282
                         =====================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                  Bond and  Equity   Inter-   Emerging
                          Equity   Income   Index   national  Markets   Variable Variable Variable Variable
                         Variable Variable Variable Variable  Variable  Account  Account  Account  Account
                         Account  Account  Account  Account   Account      I        II      III       IV
                         ----------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............    $507    $147    $4,853  $11,985      $117      $87      $52     $21      $154
                         ----------------------------------------------------------------------------------
Net Investment Income...     507     147     4,853   11,985       117       87       52      21       154
                         ----------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........     369      19    11,629    5,435    (1,951)       8       96     (64)      183
 Net unrealized
 appreciation
 (depreciation) on
 investments............   1,989      13    43,404  (10,085)     (935)      72      460      44       366
                         ----------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on Investments...   2,358      32    55,033   (4,650)   (2,886)      80      556     (20)      549
                         ----------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM
OPERATIONS..............  $2,865    $179   $59,886   $7,335   $(2,769)    $167     $608      $1      $703
                         ==================================================================================

See Notes to Financial Statements

                                                                                                         59

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                      High               Govern-
                           Money     Yield    Managed      ment              Aggressive  Growth    Equity    Multi-
                           Market     Bond      Bond    Securities  Growth     Equity      LT      Income   Strategy
                          Variable  Variable  Variable   Variable  Variable   Variable  Variable  Variable  Variable
                          Account   Account   Account    Account   Account    Account   Account   Account   Account
                          -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..    $3,392   $3,403     $5,533      $881    $20,232        $5     $6,250   $18,901   $12,030
 Net realized gain
 (loss) from security
 transactions...........        (3)     (87)       663       164     10,581       653      5,163     5,470     3,108
 Net unrealized
 appreciation
 (depreciation) on
 investments............        14   (2,165)     1,408        59    (23,983)    1,132     63,381     9,750     5,144
                          -------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Resulting from
Operations..............     3,403    1,151      7,604     1,104      6,830     1,790     74,794    34,121    20,282
                          -------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............   164,872    7,612     13,456     2,186     31,972     4,086     29,295    24,939    14,554
 Transfers--policy
 charges and
 deductions.............    (6,168)  (2,255)    (3,939)     (699)   (10,609)     (969)    (9,146)   (7,949)   (5,260)
 Transfers in (from
 other variable
 accounts)..............   268,634   34,691     52,698    10,097     89,840    20,958     82,877    46,109    13,875
 Transfers out (to other
 variable accounts).....  (399,943) (29,075)   (36,135)   (5,218)   (87,886)  (16,962)   (53,981)  (35,074)  (17,159)
 Transfers--other.......   (13,775)  (2,461)    (4,332)     (742)   (10,466)     (610)    (7,000)   (5,765)   (5,646)
                          -------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............    13,620    8,512     21,748     5,624     12,851     6,503     42,045    22,260       364
                          -------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    17,023    9,663     29,352     6,728     19,681     8,293    116,839    56,381    20,646
                          -------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Year.......    52,084   33,707     72,512    10,421    179,989     9,473    110,438   131,486   113,352
                          -------------------------------------------------------------------------------------------
End of Year.............   $69,107  $43,370   $101,864   $17,149   $199,670   $17,766   $227,277  $187,867  $133,998
                          ===========================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                    Bond and  Equity    Inter-   Emerging
                           Equity    Income   Index    national  Markets   Variable Variable Variable Variable
                          Variable  Variable Variable  Variable  Variable  Account  Account  Account  Account
                          Account   Account  Account   Account   Account      I        II      III       IV
                          ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..     $507      $147    $4,853   $11,985     $117       $87      $52      $21     $154
 Net realized gain
 (loss) from security
 transactions...........      369        19    11,629     5,435   (1,951)        8       96      (64)     183
 Net unrealized
 appreciation
 (depreciation) on
 investments............    1,989        13    43,404   (10,085)    (935)       72      460       44      366
                          ------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............    2,865       179    59,886     7,335   (2,769)      167      608        1      703
                          ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............    2,976     1,056    44,705    28,077    3,183       238      408    1,305    1,358
 Transfers--policy
 charges and
 deductions.............     (633)     (197)  (12,955)   (8,359)    (663)      (62)     (93)    (245)    (156)
 Transfers in (from
 other variable
 accounts)..............   17,627     6,550   108,028    71,891   27,300       749    2,159    1,700    1,697
 Transfers out (to other
 variable accounts).....   (8,527)   (2,820)  (73,002)  (64,225) (25,040)      (97)    (880)  (1,374)    (481)
 Transfers--other.......     (432)     (171)  (10,763)   (6,520)    (355)      (12)     (37)     (44)     111
                          ------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............   11,011     4,418    56,013    20,864    4,425       816    1,557    1,342    2,529
                          ------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................   13,876     4,597   115,899    28,199    1,656       983    2,165    1,343    3,232
                          ------------------------------------------------------------------------------------

NET ASSETS
Beginning of Year.......    4,190       685   187,288   128,941    8,416       539      783    3,109    1,754
                          ------------------------------------------------------------------------------------
End of Year.............  $18,066    $5,282  $303,187  $157,140  $10,072    $1,522   $2,948   $4,452   $4,986
                          ====================================================================================

See Notes to Financial Statements
                                                                                                           61

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                      High               Govern-
                           Money     Yield    Managed      ment              Aggressive  Growth    Equity    Multi-
                           Market     Bond      Bond    Securities  Growth     Equity      LT      Income   Strategy
                          Variable  Variable  Variable   Variable  Variable   Variable  Variable  Variable  Variable
                          Account   Account   Account    Account   Account    Account   Account   Account   Account
                          ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..    $2,072   $2,559    $3,893       $498    $14,427               $4,656    $7,127    $7,530
 Net realized gain from
 security transactions..        94      454       367         96      6,822      $101      3,899     3,288       695
 Net unrealized
 appreciation
 (depreciation) on
 investments............      (121)    (335)    1,844        306     15,323       230      1,609    16,626     8,279
                          ------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Resulting from
Operations..............     2,045    2,678     6,104        900     36,572       331     10,164    27,041    16,504
                          ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............   114,902    6,516    11,008      2,026     28,003     2,091     27,890    20,805    20,699
 Transfers--policy
 charges and
 deductions.............    (4,303)  (1,844)   (2,926)      (587)    (9,059)     (469)    (6,771)   (5,873)   (4,507)
 Transfers in (from
 other variable
 accounts)..............   133,629   17,591    15,603      5,190     61,551    12,131     34,622    27,826     9,864
 Transfers out (to other
 variable accounts).....  (214,125) (15,732)  (11,609)    (4,376)   (46,874)   (7,838)   (39,146)  (18,793)   (5,914)
 Transfers--other.......    (7,489)  (1,439)  (14,668)      (562)   (10,114)     (104)    (5,388)   (5,380)   (2,426)
                          ------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions............    22,614    5,092    (2,592)     1,691     23,507     5,811     11,207    18,585    17,716
                          ------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    24,659    7,770     3,512      2,591     60,079     6,142     21,371    45,626    34,220
                          ------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......    27,425   25,937    69,000      7,830    119,910     3,331     89,067    85,860    79,132
                          ------------------------------------------------------------------------------------------
End of Year.............   $52,084  $33,707   $72,512    $10,421   $179,989    $9,473   $110,438  $131,486  $113,352
                          ==========================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                       Bond and    Equity    Inter-   Emerging
                            Equity      Income     Index    national  Markets  Variable Variable Variable Variable
                           Variable    Variable   Variable  Variable  Variable Account  Account  Account  Account
                          Account (1) Account (1) Account   Account   Account     I        II      III      IV
                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..       $30        $11       $7,400    $4,347      $41      $8      $71       $73      $63
 Net realized gain from
 security transactions..        13          5       12,511     4,938      187       2        7        42        7
 Net unrealized
 appreciation
 (depreciation) on
 investments............        16         19       21,545       (62)    (644)     (4)      31       222      201
                          ----------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............        59         35       41,456     9,223     (416)      6      109       337      271
                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............       466         56       28,526    26,039    2,039      80      172       656      372
 Transfers--policy
 charges and
 deductions.............       (87)       (13)      (8,168)   (7,142)    (479)    (25)     (28)     (149)     (54)
 Transfers in (from
 other variable
 accounts)..............     4,237        659       51,709    54,246   10,615     408      537     3,409      976
 Transfers out (to other
 variable accounts).....      (438)       (53)     (25,760)  (45,867)  (6,460)     (3)    (163)   (1,636)    (217)
 Transfers--other.......       (47)         1      (25,672)   (4,997)    (162)     (4)     (17)      (51)      (9)
                          ----------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............     4,131        650       20,635    22,279    5,553     456      501     2,229    1,068
                          ----------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................     4,190        685       62,091    31,502    5,137     462      610     2,566    1,339
                          ----------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......                           125,197    97,439    3,279      77      173       543      415
                          ----------------------------------------------------------------------------------------
End of Year.............    $4,190       $685     $187,288  $128,941   $8,416    $539     $783    $3,109   $1,754
                          ========================================================================================

(1) For the period from January 10, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements
                                                                                                               63

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and during 1998 was comprised of eighteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, the Emerging Markets Variable Account, and the Variable Accounts I through IV. The assets in each of the first fourteen Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts are invested in shares of the corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Section B of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account was established by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company--see Note 1 to Financial Statements of the Fund on B-58) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 1998, the Funds declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES

 The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). The cost and market value of total Separate Account's investments in the Funds as of December 31, 1998 were as follows (amounts in thousands):

                                              Variable Accounts
                         ----------------------------------------------------------------
                                                        Govern-
                          Money    High Yield Managed     ment             Aggressive
                          Market      Bond      Bond   Securities  Growth    Equity
                         ----------------------------------------------------------------

Total cost of
 investments at
 beginning of year        $52,208    $33,305   $69,581  $10,008   $143,503    $9,176
Add: Total net proceeds
 from policy
 transactions             180,669     23,481    32,416    8,675     56,862    15,473
  Reinvested
   distributions from
   the Funds:
  (a) Net investment
   income                   3,392      3,082     4,503      663        214         5
  (b) Net realized gain                  321     1,030      218     20,018
                         ----------------------------------------------------------------
Sub-Total                 236,269     60,189   107,530   19,564    220,597    24,654
Less: Cost of
 investments disposed
 during the year          167,051     15,055    10,005    2,887     33,430     8,316
                         ----------------------------------------------------------------
Total cost of
 investments at end of
 year                      69,218     45,134    97,525   16,677    187,167    16,338
Add: Unrealized
 appreciation
 (depreciation)              (111)    (1,764)    4,339      472     12,503     1,428
                         ----------------------------------------------------------------
Total market value of
 investments at end of
 year                     $69,107    $43,370  $101,864  $17,149   $199,670   $17,766
                         ================================================================

                          Growth     Equity    Multi-             Bond and   Equity
                            LT       Income   Strategy   Equity    Income    Index
                         ----------------------------------------------------------------
Total cost of
 investments at
 beginning of year        $99,059   $100,762   $97,141   $4,174       $666  $140,325
Add: Total net proceeds
 from policy
 transactions              60,881     40,603    16,738   15,633      5,455    84,675
  Reinvested
   distributions from
   the Funds:
  (a) Net investment
   income                     327      1,300     3,405       40        145     3,133
  (b) Net realized gain     5,923     17,601     8,625      467          2     1,720
                         ----------------------------------------------------------------
Sub-Total                 166,190    160,266   125,909   20,314      6,268   229,853
Less: Cost of
 investments disposed
 during the year           13,674     12,873    13,266    4,253      1,018    17,033
                         ----------------------------------------------------------------
Total cost of
 investments at end of
 year                     152,516    147,393   112,643   16,061      5,250   212,820
Add: Unrealized
 appreciation              74,761     40,474    21,355    2,005         32    90,367
                         ----------------------------------------------------------------
Total market value of
 investments at end of
 year                    $227,277   $187,867  $133,998  $18,066     $5,282  $303,187
                         ================================================================

                          Inter-    Emerging
                         national   Markets      I         II       III        IV
                         ----------------------------------------------------------------
Total cost of
 investments at
 beginning of year       $115,000   $9,098      $544     $762      $2,892    $1,571
Add: Total net proceeds
 from policy
 transactions              47,705      9,932     1,047    1,994      2,546     3,239
  Reinvested
   distributions from
   the Funds:
  (a) Net investment
   income                   1,485        117        87       52                  146
  (b) Net realized gain    10,500                                       21         8
                         ----------------------------------------------------------------
Sub-Total                 174,690     19,147     1,678    2,808      5,459     4,964
Less: Cost of
 investments disposed
 during the year           21,407      7,458       224      341      1,268       527
                         ----------------------------------------------------------------
Total cost of
 investments at end of
 year                     153,283     11,689     1,454    2,467      4,191     4,437
Add: Unrealized
 appreciation
 (depreciation)             3,857     (1,617)       68      481        261       549
                         ----------------------------------------------------------------
Total market value of
 investments at end of
 year                    $157,140    $10,072    $1,522   $2,948     $4,452    $4,986
                         ================================================================

                                                                                       65

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the year ended December 31, 1998 and the selected accumulation unit information as of December 31, 1998 were as follows:

                                                 Variable Accounts
                         -----------------------------------------------------------------------
                                                               Govern-
                            Money     High Yield   Managed       ment                 Aggressive
                           Market        Bond        Bond     Securities    Growth      Equity
                         -----------------------------------------------------------------------
Total units outstanding
 at beginning of year      3,242,630   1,272,728   3,186,015    479,603    4,678,660     840,837
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                 9,998,490     280,788     567,458     95,603      858,593     345,960
 (b) Transfers--policy
  charges and deductions    (373,932)    (84,466)   (165,049)   (30,660)    (283,438)    (82,024)
 (c) Transfers in (from
  other variable
  accounts)               16,112,581   1,251,759   2,162,298    411,892    2,206,806   1,764,520
 (d) Transfers out (to
  other variable
  accounts)              (24,064,758) (1,034,962) (1,475,354)  (204,814)  (2,150,435) (1,425,259)
 (e) Transfers--other       (828,850)    (87,604)   (176,871)   (29,124)    (256,086)    (51,258)
                         -----------------------------------------------------------------------
Sub-Total                    843,531     325,515     912,482    242,897      375,440     551,939
                         -----------------------------------------------------------------------
Total units outstanding
 at end of year            4,086,161   1,598,243   4,098,497    722,500    5,054,100   1,392,776
                         =======================================================================

Accumulation Unit
 Value: At beginning of
 year                         $16.06      $26.48      $22.76     $21.73       $38.47      $11.27
At end of year                $16.91      $27.14      $24.85     $23.74       $39.51      $12.76

                           Growth       Equity      Multi-                 Bond and     Equity
                             LT         Income     Strategy     Equity      Income      Index
                         -----------------------------------------------------------------------
Total units outstanding
 at beginning of year      5,452,479   3,609,629   3,897,779    365,186       57,616   5,696,188
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                 1,193,031     621,209     459,357    229,214       83,678   1,213,083
 (b) Transfers--policy
  charges and deductions    (371,549)   (198,432)   (168,061)   (48,132)     (15,662)   (350,651)
 (c) Transfers in (from
  other variable
  accounts)                3,139,545     984,220     372,455  1,338,126      518,911   2,722,051
 (d) Transfers out (to
  other variable
  accounts)               (2,057,690)   (741,626)   (498,426)  (643,218)    (223,441) (1,831,867)
 (e) Transfers--other       (266,828)   (121,899)   (164,002)   (32,588)     (13,550)   (270,080)
                         -----------------------------------------------------------------------
Sub-Total                  1,636,509     543,472       1,323    843,402      349,936   1,482,536
                         -----------------------------------------------------------------------
Total units outstanding
 at end of year            7,088,988   4,153,101   3,899,102  1,208,588      407,552   7,178,724
                         =======================================================================

Accumulation Unit
 Value: At beginning of
 year                         $20.25      $36.43      $29.08     $11.47       $11.89      $32.88
At end of year                $32.06      $45.24      $34.37     $14.95       $12.96      $42.23

                           Inter-      Emerging
                          national     Markets          I         II         III          IV
                         -----------------------------------------------------------------------
Total units outstanding
 at beginning of year      6,224,372     871,397      52,300     59,984      243,373     132,506
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                 1,264,542     393,994      21,062     27,463      107,709      92,938
 (b) Transfers--policy
  charges and deductions    (378,357)    (82,543)     (5,624)    (6,243)     (20,099)    (10,607)
 (c) Transfers in (from
  other variable
  accounts)                3,056,270   3,699,775      70,147    145,602      141,760     118,099
 (d) Transfers out (to
  other variable
  accounts)               (2,708,392) (3,409,238)     (8,799)   (56,670)    (125,903)    (23,033)
 (e) Transfers--other       (274,952)    (48,335)     (1,088)    (2,384)      (4,033)     (5,315)
                         -----------------------------------------------------------------------
Sub-Total                    959,111     553,653      75,698    107,768       99,434     172,082
                         -----------------------------------------------------------------------
Total units outstanding
 at end of year            7,183,483   1,425,050     127,998    167,752      342,807     304,588
                         =======================================================================

Accumulation Unit
 Value: At beginning of
 year                         $20.72       $9.66      $10.31     $13.06       $12.77      $13.23
At end of year                $21.88       $7.07      $11.89     $17.57       $12.99      $16.37

------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.

   INDEPENDENT AUDITORS' REPORT
   ----------------------------

   Pacific Life Insurance Company and Subsidiaries:

   We have audited the accompanying consolidated statements of financial condition of Pacific Life Insurance Company and Subsidiaries (the "Company") as of December 31, 1998 and 1997, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

   DELOITTE & TOUCHE LLP

   Costa Mesa, California
   February 22, 1999

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                              December 31,
                                                             1998      1997
------------------------------------------------------------------------------
                                                              (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair value:
    Fixed maturity securities                              $13,617.0 $13,938.5
    Equity securities                                          547.5     346.4
  Mortgage loans                                             2,788.7   1,922.1
  Real estate                                                  172.7     192.1
  Policy loans                                               3,901.2   3,769.2
  Short-term investments                                        99.9      83.8
  Other investments                                            948.0     432.4
------------------------------------------------------------------------------
TOTAL INVESTMENTS                                           22,075.0  20,684.5
Cash and cash equivalents                                      150.1     110.4
Deferred policy acquisition costs                              889.7     716.9
Accrued investment income                                      252.3     255.4
Other assets                                                   672.8     636.5
Separate account assets                                     15,844.0  11,605.1
------------------------------------------------------------------------------
TOTAL ASSETS                                               $39,883.9 $34,008.8
==============================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life, annuity and other investment contract
   deposits                                                $17,973.0 $16,644.5
  Future policy benefits                                     2,131.6   2,133.8
  Short-term and long-term debt                                445.1     253.6
  Other liabilities                                          1,162.2   1,224.5
  Separate account liabilities                              15,844.0  11,605.1
------------------------------------------------------------------------------
TOTAL LIABILITIES                                           37,555.9  31,861.5
------------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares authorized,
   issued and outstanding                                       30.0      30.0
  Paid-in capital                                              126.2     120.1
  Retained earnings                                          1,663.5   1,422.0
  Accumulated other comprehensive income -
   Unrealized gain on securities available for sale, net       508.3     575.2
------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                   2,328.0   2,147.3
------------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                 $39,883.9 $34,008.8
==============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                     Years Ended December 31,
                                                      1998     1997     1996
------------------------------------------------------------------------------
                                                          (In Millions)
REVENUES
Policy fees from universal life, annuity and other
 investment contract deposits                       $  525.3 $  431.2 $  348.6
Insurance premiums                                     514.7    504.3    465.4
Net investment income                                1,293.8  1,225.3  1,087.3
Net realized capital gains                              38.7     85.3     44.0
Commission revenue                                     220.1    146.6     79.6
Other income                                           216.6    181.7    123.1
------------------------------------------------------------------------------
TOTAL REVENUES                                       2,809.2  2,574.4  2,148.0
------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life, annuity and
 other investment contract deposits                    880.8    797.8    665.0
Policy benefits paid or provided                       719.5    675.7    652.9
Commission expenses                                    386.1    303.7    233.6
Operating expenses                                     467.8    507.7    316.2
------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                          2,454.2  2,284.9  1,867.7
------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES               355.0    289.5    280.3
Provision for income taxes                             113.5    113.5    113.7
------------------------------------------------------------------------------

NET INCOME                                          $  241.5 $  176.0 $  166.6
==============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                     Accumulated
                                    Common Stock                        Other
                                    ------------- Paid-in Retained  Comprehensive
                                    Shares Amount Capital Earnings     Income      Total
-------------------------------------------------------------------------------------------
                                                        (In Millions)

BALANCES,
 JANUARY 1, 1996                                          $1,151.4     $ 482.0    $1,633.4
Comprehensive income:
  Net income                                                 166.6                   166.6
  Change in unrealized gain on
   securities available for sale,
   net                                                                  (102.8)     (102.8)
                                                                                  --------
Total comprehensive income                                                            63.8
-------------------------------------------------------------------------------------------

BALANCES,
 DECEMBER 31, 1996                                         1,318.0       379.2     1,697.2
Comprehensive income:
  Net income                                                 176.0                   176.0
  Change in unrealized gain on
   securities available for sale,
   net                                                                   196.0       196.0
                                                                                  --------
Total comprehensive income                                                           372.0
Issuance of partnership units by
 affiliate                                        $ 85.1                              85.1
Initial member capitalization
 of Pacific Mutual Holding Company                            (2.0)                   (2.0)
Issuance of common stock             0.6   $30.0    35.0     (65.0)
Dividend paid to parent                                       (5.0)                   (5.0)
-------------------------------------------------------------------------------------------

BALANCES,
 DECEMBER 31, 1997                   0.6    30.0   120.1   1,422.0       575.2     2,147.3
Comprehensive income:
  Net income                                                 241.5                   241.5
  Change in unrealized gain on
   securities available for sale,
   net                                                                   (66.9)      (66.9)
                                                                                  --------
Total comprehensive income                                                           174.6
Issuance of partnership units by
 affiliate                                           6.1                               6.1
-------------------------------------------------------------------------------------------

BALANCES,
 DECEMBER 31, 1998                   0.6   $30.0  $126.2  $1,663.5     $ 508.3    $2,328.0
===========================================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                  Years Ended December 31,
                                                  1998       1997       1996
--------------------------------------------------------------------------------
                                                        (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                      $   241.5  $   176.0  $   166.6
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Amortization on fixed maturities                  (39.4)     (26.6)     (45.2)
  Depreciation and other amortization                26.0       38.3       43.8
  Deferred income taxes                             (20.6)     (14.4)     (49.8)
  Net realized capital gains                        (38.7)     (85.3)     (44.0)
  Net change in deferred policy acquisition
   costs                                           (172.8)    (185.4)    (140.4)
  Interest credited to universal life, annuity
   and other investment contract deposits           880.8      797.8      665.0
Change in accrued investment income                   3.1      (52.9)      (3.7)
Change in future policy benefits                     (2.2)    (372.7)      62.3
Change in other assets and liabilities               99.4      577.4      158.1
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES           977.1      852.2      812.7
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                      (4,302.3)  (6,272.3)  (4,525.0)
  Sales                                           2,201.9    2,224.1    2,511.0
  Maturities and repayments                       2,196.1    2,394.6    1,184.7
Repayments of mortgage loans                        334.9      179.3      220.4
Proceeds from sales of mortgage loans and real
 estate                                              43.3      104.4       14.5
Purchases of mortgage loans and real estate      (1,246.3)    (643.7)    (414.3)
Distributions from partnerships                     119.5       91.6       78.8
Change in policy loans                             (132.0)    (637.4)    (338.5)
Change in short-term investments                    (16.1)     (17.7)      37.2
Other investing activity, net                      (564.2)      43.5     (144.5)
--------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES            (1,365.2)  (2,533.6)  (1,375.7)
--------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                Years Ended December 31,
(Continued)                                     1998       1997       1996
------------------------------------------------------------------------------
                                                      (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                    $ 4,007.0  $ 4,373.6  $ 2,105.0
  Withdrawals                                  (3,770.7)  (2,667.3)  (1,756.6)
Net change in short-term debt                     191.5        8.5       42.5
Repayment of long-term debt                                  (25.0)      (5.0)
Initial capitalization of Pacific Mutual
 Holding Company                                              (2.0)
Dividend paid to parent                                       (5.0)
------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES         427.8    1,682.8      385.9
------------------------------------------------------------------------------

Net change in cash and cash equivalents            39.7        1.4     (177.1)
Cash and cash equivalents, beginning of year      110.4      109.0      286.1
------------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF YEAR        $   150.1  $   110.4  $   109.0
==============================================================================

SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING ACTIVITIES
In connection with the acquisition of an insurance block of business in 1997, as discussed in Note 5, the following assets and liabilities were assumed:

Cash                                                     $ 1,215.9
Policy loans                                                 440.3
Other assets                                                  43.4
                                                         ---------
  Total assets assumed                                   $ 1,699.6
                                                         =========

Policyholder account values                              $ 1,693.8
Other liabilities                                              5.8
                                                         ---------
  Total liabilities assumed                              $ 1,699.6
                                                         =========

==============================================================================
SUPPLEMENTAL SCHEDULE OF NON CASH FINANCING ACTIVITIES
As a result of the Conversion in 1997, as discussed in Note 1, $65 million of retained earnings was allocated for the issuance of 600,000 shares of common stock with a par value totaling $30 million and $35 million to paid-in capital.

==============================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Income taxes paid                             $   127.9  $   153.0  $   189.6
Interest paid                                 $    24.0  $    26.1  $    27.3
==============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   CONVERSION TO MUTUAL HOLDING COMPANY STRUCTURE

   Pursuant to consent received from the Insurance Department of the State of California, Pacific Mutual Life Insurance Company ("Pacific Mutual") implemented a plan of conversion to form a mutual holding company structure (the "Conversion") on September 1, 1997. The Conversion created Pacific LifeCorp, an intermediate stock holding company and Pacific Mutual Holding Company ("PMHC"), a mutual holding company. Pacific Mutual was converted to a stock life insurance company and renamed Pacific Life Insurance Company ("Pacific Life"). Under their respective charters, PMHC must always own at least 51% of the outstanding voting stock of Pacific LifeCorp, and Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in PMHC, consisting principally of the right to vote on the election of the Board of Directors of PMHC and on other matters, and certain rights upon liquidation or dissolution of PMHC.

   As a result of the Conversion, $65 million of retained earnings was allocated for the issuance of 600,000 shares of common stock with a par value totaling $30 million and $35 million to paid-in capital.

   DESCRIPTION OF BUSINESS

   Pacific Life was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life conducts business in every state except New York.

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans. Additionally, through its major subsidiaries and affiliates, Pacific Life provides a variety of group employee benefits, broker-dealer operations and investment management and advisory services.

   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the "Company") have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of Pacific Life and its wholly-owned insurance subsidiaries, PM Group Life Insurance Company ("PM Group") and World-Wide Holdings Limited, and its wholly-owned noninsurance subsidiaries, Pacific Asset Management LLC ("PAM"), Pacific Mutual Distributors, Inc. ("PMD"), Pacific Mutual Realty Finance, Inc. and Pacific Mezzanine Associates, L.L.C. (50% owned). All significant intercompany transactions and balances have been eliminated. Pacific Life prepares its regulatory financial statements based on accounting practices prescribed or permitted by the Insurance Department of the State of California. These consolidated financial statements differ from those followed in reports to regulatory authorities (Note 2).

   PAM was initially capitalized on December 31, 1997, when Pacific Life completed a subsidiary restructuring in which all the assets and liabilities of Pacific Financial Asset Management Corporation ("PFAMCo") were contributed into this newly formed limited liability company. PFAMCo was then merged into Pacific Life. On October 30, 1997, Pacific Corinthian Life Insurance Company ("PCL"-Note 4), a wholly-owned insurance subsidiary, was merged into Pacific Life, with Pacific Life as the surviving entity.

   NEW ACCOUNTING PRONOUNCEMENTS

   During 1998, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 130, "Reporting Comprehensive Income," SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information," and SFAS No. 132, "Employers' Disclosures about Pensions and Other
   Postretirement Benefits."

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   SFAS No. 130 established standards for the reporting and display of comprehensive income and its components in financial statements (Note 11). SFAS No. 131 established standards for the way information about operating segments is reported in financial statements. It also established standards for related disclosures about products and services, geographic areas and major customers (Note 13). SFAS No. 132 standardized disclosure requirements for employers' pensions and other retiree benefits (Note 14). Adoption of these accounting standards did not have a significant impact on the consolidated financial position or results of operations of the Company.

   On January 1, 1998, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. Adoption of this accounting standard did not have a significant impact on the consolidated financial position or results of operations of the Company.

   In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 is effective for fiscal years beginning after June 15, 1999. SFAS No. 133 establishes accounting and reporting standards for derivative instruments and hedging activities. The Company currently plans to adopt SFAS No. 133 on January 1, 2000. The impact on the consolidated financial position or results of operations of the Company due to the adoption of this statement has not yet been determined.

   In March 1998, the AICPA issued SOP 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use." SOP 98-1 requires that certain costs incurred in developing internal use computer software be capitalized. The Company currently plans to adopt SOP 98-1 on January 1, 1999. The adoption is not expected to have a significant impact on the consolidated financial position or results of operations of the Company.

   INVESTMENTS

   Available for sale fixed maturity and equity securities are reported at estimated fair value, with unrealized gains and losses, net of deferred income tax and adjustments related to deferred policy acquisition costs, included as a separate component of equity on the accompanying consolidated statements of financial condition. Trading securities, which are included in short-term investments, are reported at estimated fair value with unrealized gains and losses included in net realized capital gains on the accompanying consolidated statements of operations.

   For mortgage-backed securities included in fixed maturity securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income on the accompanying consolidated statements of operations.

   Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized capital gains on the accompanying consolidated statements of operations.

   Short-term investments are carried at estimated fair value and include all trading securities.

   Derivative financial instruments are carried at estimated fair value. Unrealized gains and losses of derivatives used to hedge securities classified as available for sale are reflected in a separate component of equity on the accompanying consolidated statements of financial condition, similar to the accounting of the underlying hedged assets. Realized gains and losses on derivatives used for hedging are deferred and amortized over the average life of the related hedged assets or insurance liabilities. Unrealized gains and losses of other derivatives are included in net realized capital gains on the accompanying consolidated statements of operations.

   Mortgage loans and policy loans are stated at unpaid principal balances.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)


   Real estate is carried at depreciated cost, or for real estate acquired in satisfaction of debt, estimated fair value less estimated selling costs at the date of acquisition if lower than the related unpaid balance.

   On November 15, 1994, certain of the Company's investment management and advisory subsidiaries entered into an agreement and plan of consolidation with Thomson Advisory Group L.P., a Delaware limited partnership with publicly traded units, to merge into a newly capitalized partnership named PIMCO Advisors L.P. ("PIMCO Advisors"). In December 1997, PIMCO Advisors completed a transaction in which it acquired the assets of Oppenheimer Capital, L.P., including its interest in Oppenheimer Capital, by issuing approximately 33 million PIMCO Advisors General and Limited Partner units. In connection with this transaction, the Company increased its investment in PIMCO Advisors to reflect the excess of the Company's pro rata share of PIMCO Advisors partners' capital subsequent to this transaction over the carrying value of the Company's investment in PIMCO Advisors. The net result of this transaction was to directly increase stockholder's equity by $85.1 million. The Company's beneficial ownership in PIMCO Advisors was approximately 42% prior to this transaction and 31% as of December 31, 1997. During 1998, the Company increased its investment in PIMCO Advisors to reflect its pro rata share of the increase to PIMCO Advisors partners' capital due to the issuance of additional partnership units. For the year ended December 31, 1998, there was a direct increase to the Company's stockholder's equity of $6.1 million. During 1998, the Company also acquired the beneficial ownership of additional partnership units which increased its ownership to 33% as of December 31, 1998. Deferred taxes resulting from these transactions have been included in the accompanying consolidated financial statements. The Company's investment in PIMCO Advisors, which is included in other investments on the accompanying consolidated statements of financial condition, is accounted for using the equity method.

   CASH AND CASH EQUIVALENTS

   Cash and cash equivalents include all liquid debt instruments with an original maturity of three months or less.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new insurance business, principally commissions, medical examinations, underwriting, policy issue and other expenses, all of which vary with and are primarily related to the production of new business, have been deferred. For universal life, annuity and other investment contract products, such costs are generally amortized in proportion to the present value of expected gross profits using the assumed crediting rate. Adjustments are reflected in earnings or equity in the period the Company experiences deviations in gross profit assumptions. Adjustments directly affecting equity result from experience deviations due to changes in unrealized gains and losses in investments classified as available for sale. For life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions consistent with those used in computing policy reserves. For the years ended December 31, 1998, 1997 and 1996, net amortization of deferred policy acquisition costs included in commission expenses amounted to $73.0 million, $50.2 million and $42.6 million, respectively, and included in operating expenses amounted to $33.5 million, $29.4 million and $27.4 million, respectively, on the accompanying consolidated statements of operations.

   PRESENT VALUE OF FUTURE PROFITS

   In connection with the rehabilitation of First Capital Life Insurance Company ("FCL"-Note 4), an asset was established which represented the present value of estimated future profits of the acquired business. The future profits were discounted to provide an appropriate rate of return and were amortized over the rehabilitation plan period. Amortization for the years ended December 31, 1997 and 1996 amounted to $16.1 million and $24.2 million, respectively, and is included in commission expenses on the accompanying consolidated statements of operations. During 1996, the Company changed certain assumptions regarding the estimated life which resulted in an increase in amortization in 1996 of approximately $17.0 million.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)


   UNIVERSAL LIFE, ANNUITY AND OTHER INVESTMENT CONTRACT DEPOSITS

   Universal life, annuity and other investment contract deposits are valued using the retrospective deposit method and consist principally of deposits received plus interest credited less accumulated assessments. Interest credited to these policies primarily ranged from 4.0% to 8.4% during 1998, 1997 and 1996.

   FUTURE POLICY BENEFITS

   Life insurance reserves are valued using the net level premium method. Interest rate assumptions ranged from 4.5% to 9.3% for 1998, 1997 and 1996. Mortality, morbidity and withdrawal assumptions are generally based on the Company's experience, modified to provide for possible unfavorable deviations. Future dividends for participating business are provided for in the liability for future policy benefits. Dividends to policyholders are included in policy benefits paid or provided on the accompanying consolidated statements of operations.

   Dividends are accrued based on dividend formulas approved by the Board of Directors and reviewed for reasonableness and equitable treatment of policyholders by an independent consulting actuary. As of December 31, 1998 and 1997, participating experience rated policies paying dividends represented approximately 1% of direct written life insurance in force.

   REVENUES AND EXPENSES

   Insurance premiums are recognized as revenue when due. Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

   Generally, receipts for universal life, annuities and other investment contracts are classified as deposits. Policy fees from these contracts include mortality charges, surrender charges and earned policy service fees. Expenses related to these products include interest credited to account balances and benefit amounts in excess of account balances.

   Commission revenue from Pacific Life's broker-dealer subsidiaries is generally recorded on the trade date.

   DEPRECIATION AND AMORTIZATION

   Depreciation of investment real estate is computed on the straight-line method over the estimated useful lives which range from 5 to 30 years. Certain other assets are depreciated or amortized on the straight-line method over periods ranging from 3 to 40 years. Depreciation of investment real estate is included in net investment income on the accompanying consolidated statements of operations. Depreciation and amortization of other assets is included in operating expenses on the accompanying consolidated statements of operations.

   INCOME TAXES

   Pacific Life is taxed as a life insurance company for income tax purposes and is included in the consolidated income tax returns of PMHC. Prior to 1998, Pacific Life was subject to an equity tax calculated by a prescribed formula that incorporated a differential earnings rate between stock and mutual life insurance companies. In December 1998, the Internal Revenue Service released Revenue Ruling 99-3 which exempts Pacific Life from this tax for taxable years beginning in 1998. Deferred income taxes are provided for timing differences in the recognition of revenues and expenses for financial reporting and income tax purposes.

   SEPARATE ACCOUNTS

   Separate account assets are recorded at market value and the related liabilities represent segregated contract owner funds maintained in accounts with individual investment objectives. The investment results of separate account assets generally pass through to separate account contract owners.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair value of financial instruments disclosed in Notes 6 and 7 has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

   BUSINESS RISKS

   The Company operates in a business environment that is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, credit risk, and legal and regulatory changes.

   Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. The Company controls its exposure to this risk by, among other things, asset/liability matching techniques which attempt to match the duration of assets and liabilities and utilization of derivative instruments. Additionally, the Company includes contractual provisions limiting withdrawal rights for certain of its products. A substantial portion of the Company's liabilities are not subject to surrender or can be surrendered only after deduction of a surrender charge or a market value adjustment.

   Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. The credit risk of financial instruments is controlled through credit approval procedures, limits and ongoing monitoring. Real estate and mortgage loan investment risks are limited by diversification of geographic location and property type. Management does not believe that significant concentrations of credit risk exist.

   The Company is also exposed to credit loss in the event of nonperformance by the counterparties to interest rate swap contracts and other derivative securities. The Company manages this risk through credit approvals and limits on exposure to any specific counterparty. However, the Company does not anticipate nonperformance by the counterparties.

   The Company is subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives that can result in additional, unanticipated expense to the Company. Existing Federal laws and regulations affect the taxation of life insurance or annuity products and insurance companies. There can be no assurance as to what, if any, cases might be decided or future legislation might be enacted, or if decided or enacted, whether such cases or legislation would contain provisions with possible negative effects on the Company's life insurance or annuity products.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   RECLASSIFICATIONS

   Certain prior year amounts have been reclassified to conform to the 1998 financial statement presentation.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS

   The following are reconciliations of statutory capital and surplus and statutory net income for Pacific Life as calculated in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of California, to the amounts reported as stockholder's equity and net income included on the accompanying consolidated financial statements:

                                                          December 31,
                                                          1998      1997
                                                        ------------------
                                                          (In Millions)
         Statutory capital and surplus                  $1,157.4  $  944.8
           Deferred policy acquisition costs               908.0     730.7
           Unrealized gain on securities available for
            sale, net                                      508.3     575.2
           Deferred income tax                             307.1     289.2
           Asset valuation reserve                         298.7     252.4
           Non admitted assets                              40.4      25.2
           Subsidiary equity                                26.5      60.4
           Surplus notes                                  (149.6)   (149.6)
           Insurance and annuity reserves                 (654.4)   (511.5)
           Other                                          (114.4)    (69.5)
                                                        ------------------
         Stockholder's equity as reported herein        $2,328.0  $2,147.3
                                                        ==================

                                                Years Ended December 31,
                                                 1998     1997     1996
                                                ------------------------
                                                    (In Millions)
         Statutory net income                   $ 187.6  $ 121.5  $113.1
           Deferred policy acquisition costs      177.3    160.4   111.2
           Interest maintenance reserve            24.1      7.6     3.8
           Deferred income tax                     17.9     41.2    70.9
           Net realized gain (loss) on trading
            securities                              9.2     (5.8)  (11.6)
           Earnings of subsidiaries               (32.8)   (40.6)  (33.0)
           Insurance and annuity reserves        (145.1)  (107.0)  (91.3)
           Other                                    3.3     (1.3)    3.5
                                                ------------------------
         Net income as reported herein          $ 241.5  $ 176.0  $166.6
                                                ========================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)

   RISK-BASED CAPITAL

   Risk-based capital is a method developed by the National Association of Insurance Commissioners ("NAIC") to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. The adequacy of a company's actual capital is measured by comparing it to the risk-based capital as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 1998 and 1997, Pacific Life and PM Group exceeded the minimum risk-based capital requirements.

   CODIFICATION

   In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the states of California and Arizona will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

   DIVIDEND RESTRICTIONS

   Dividend payments by Pacific Life to its parent in any 12-month period cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Insurance Department of the State of California. Based on this limitation and 1998 statutory results, Pacific Life could pay approximately $240.9 million in dividends in 1999 without prior approval. No dividends were paid during 1998.

   Extraordinary dividends to Pacific Life from PM Group are subject to regulatory restrictions and approvals by the Insurance Department of the State of Arizona, PM Group's state of domicile. The maximum amount of ordinary dividends that can be paid by PM Group without restriction cannot exceed the lesser of 10% of surplus as regards policyholders, or the statutory net gain from operations. PM Group received approval to pay dividends of $14 million and $25 million for the years ended December 31, 1997 and 1996 of which $8 million and $18 million, respectively, were considered extraordinary. No dividends were paid during 1998.

   PERMITTED PRACTICE

   As discussed in Note 1, the Company beneficially owns approximately 33% of the outstanding General and Limited Partner units in PIMCO Advisors L.P. as of December 31, 1998. Net cash distributions received on these units are recorded as income as permitted by the Insurance Department of the State of California for statutory accounting purposes.

3. CLOSED BLOCK

   In connection with the Conversion, an arrangement known as a closed block (the "Closed Block"), was established, for dividend purposes only, for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997. The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change solely as a result of the Conversion.

   Assets of Pacific Life have been allocated to the Closed Block in an amount that produces cash flows, which, together with anticipated revenues, are expected to be sufficient to support the policies. Pacific Life is not

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. CLOSED BLOCK (Continued)

   required to support the payment of dividends on these policies from its general funds. The Closed Block will continue in effect until either the last policy is no longer in force, or the dissolution of the Closed Block. Total assets of $311.6 million and $316.2 million and total liabilities of $352.8 million and $356.0 million for the Closed Block are included in other assets and other liabilities, respectively, on the accompanying consolidated statements of financial condition as of December 31, 1998 and 1997, respectively. The contribution to income from the Closed Block of $5.1 million and $5.7 million, consisting of net revenues and expenses generated by the Closed Block, is included in other income on the accompanying consolidated statements of operations for the years ended December 31, 1998 and 1997, respectively.

4. REHABILITATION OF FIRST CAPITAL LIFE INSURANCE COMPANY

   On September 30, 1997, PCL completed the rehabilitation of FCL pursuant to a five-year rehabilitation plan approved by the California Superior Court and the Insurance Department of the State of California (the "Rehabilitation Plan"). Under the terms of the Rehabilitation Plan, FCL's insurance policies in force, primarily individual annuities and universal life insurance, were restructured and assumed by PCL on December 31, 1992, pursuant to an assumption reinsurance agreement and asset purchase agreement. On October 30, 1997, PCL was merged into Pacific Life, with Pacific Life as the surviving entity.

5. ACQUISITION OF INSURANCE BLOCKS OF BUSINESS

   On June 1, 1997, Pacific Life acquired a block of corporate-owned life insurance ("COLI") policies from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation ("Confederation Life"), which consisted of approximately 38,000 policies having a face amount of insurance of $8.6 billion and reserves of approximately $1.7 billion. The assets received as part of this acquisition amounted to approximately $1.2 billion in cash and approximately $0.4 billion in policy loans. This block is primarily non-leveraged COLI.

   The remaining cost of acquiring this business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, amounted to $36.5 million and $43.4 million as of December 31, 1998 and 1997, respectively, and is included in deferred policy acquisition costs on the accompanying consolidated statements of financial condition. Amortization of this asset for the years ended December 31, 1998 and 1997 was $7.7 million and $0.9 million, respectively, and is included in commission expenses on the accompanying consolidated statements of operations.

   In January 1999, Pacific Life signed a definitive agreement to acquire a payout annuity block of business from Confederation Life. This block of business consists of approximately 18,000 policies, having reserves amounting to approximately $2.0 billion. The transaction is subject to various regulatory and Court approvals and is anticipated to close during 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities are shown below. The estimated fair value of publicly traded securities is based on quoted market prices. For securities not actively traded, estimated fair values were provided by independent pricing services specializing in "matrix pricing" and modeling techniques. The Company also estimates certain fair values based on interest rates, credit quality and average maturity or from securities with comparable trading characteristics.

                                                 Gross Unrealized
                                       Amortized ----------------- Estimated
                                         Cost     Gains    Losses  Fair Value
                                       --------------------------------------
                                                   (In Millions)
    Securities Available for Sale:
    -----------------------------
    As of December 31, 1998:
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies          $    94.0 $   24.9          $   118.9
    Obligations of states, political
     subdivisions and foreign govern-
     ments                                 726.0    118.0 $   16.1     827.9
    Corporate securities                 7,766.0    438.0    122.4   8,081.6
    Mortgage-backed and asset-backed
     securities                          4,391.7    139.6     52.9   4,478.4
    Redeemable preferred stock             104.0     11.3      5.1     110.2
                                       -------------------------------------
    Total fixed maturity securities    $13,081.7 $  731.8 $  196.5 $13,617.0
                                       =====================================
    Total equity securities            $   364.4 $  202.6 $   19.5 $   547.5
                                       =====================================

    Securities Available for Sale:
    -----------------------------
    As of December 31, 1997:
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies          $    85.4 $   17.5          $   102.9
    Obligations of states, political
     subdivisions and foreign govern-
     ments                                 730.2     89.4 $    3.0     816.6
    Corporate securities                 7,658.6    594.3     72.7   8,180.2
    Mortgage-backed and asset-backed
     securities                          4,597.2    147.1     15.5   4,728.8
    Redeemable preferred stock             102.3     10.3      2.6     110.0
                                       -------------------------------------
    Total fixed maturity securities    $13,173.7 $  858.6 $   93.8 $13,938.5
                                       =====================================
    Total equity securities            $   226.4 $  122.5 $    2.5 $   346.4
                                       =====================================

                                                                          81

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES (Continued)

   The amortized cost and estimated fair value of fixed maturity securities as of December 31, 1998, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        Amortized Estimated
                                                          Cost    Fair Value
                                                        --------------------
                                                           (In Millions)
         Securities Available for Sale:
         -----------------------------
         Due in one year or less                        $   479.8 $   482.6
         Due after one year through five years            3,131.7   3,236.6
         Due after five years through ten years           2,923.1   3,033.4
         Due after ten years                              2,155.4   2,386.0
                                                        -------------------
                                                          8,690.0   9,138.6
         Mortgage-backed and asset-backed securities      4,391.7   4,478.4
                                                        -------------------
         Total                                          $13,081.7 $13,617.0
                                                        ===================

   Gross gains of $110.6 million, $69.1 million and $89.3 million and gross losses of $35.9 million, $32.9 million and $29.9 million on securities available for sale were realized during 1998, 1997 and 1996, respectively.

   Major categories of investment income are summarized as follows:

                                               Years Ended December 31,
                                                1998     1997     1996
                                              --------------------------
                                                    (In Millions)
        Fixed maturity securities             $  915.9 $  925.4 $  820.7
        Equity securities                         17.5     12.8     17.8
        Mortgage loans                           174.6    129.5    109.4
        Real estate                               38.1     53.6     51.3
        Policy loans                             154.5    137.1    113.0
        Other                                    100.2     75.5     82.6
                                              --------------------------
          Gross investment income              1,400.8  1,333.9  1,194.8
        Investment expense                       107.0    108.6    107.5
                                              --------------------------
          Net investment income               $1,293.8 $1,225.3 $1,087.3
                                              ==========================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES (Continued)

   The change in gross unrealized gain on investments in available for sale and trading securities is as follows:

                                                        December 31,
                                                    1998     1997    1996
                                                   ------------------------
                                                       (In Millions)
        Available for sale securities:
          Fixed maturity                           $(229.5) $223.5  $(168.6)
          Equity                                      63.1    85.7      6.3
                                                   ------------------------
        Total                                      $(166.4) $309.2  $(162.3)
                                                   ========================

        Trading securities:
          Fixed maturity                           $  (2.5) $ (1.1) $  (0.5)
          Equity                                                        0.2
                                                   ------------------------
        Total                                      $  (2.5) $ (1.1) $  (0.3)
                                                   ========================

   As of December 31, 1998 and 1997, investments in fixed maturity securities with a carrying value of $13.0 million and $14.4 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

   No investment, aggregated by issuer, exceeded 10% of total stockholder's equity as of December 31, 1998.

7. FINANCIAL INSTRUMENTS

   The estimated fair values of the Company's financial instruments are as follows:

                                       December 31, 1998    December 31, 1997
                                      -------------------- --------------------
                                      Carrying  Estimated  Carrying  Estimated
                                       Amount   Fair Value  Amount   Fair Value
                                      ----------------------------------------
                                                    (In Millions)
    Assets:
      Fixed maturity and equity
       securities (Note 6)            $14,164.5 $14,164.5  $14,284.9 $14,284.9
      Mortgage loans                    2,788.7   2,911.2    1,922.1   1,990.9
      Policy loans                      3,901.2   3,901.2    3,769.2   3,769.2
      Cash and cash equivalents           150.1     150.1      110.4     110.4
      Derivative financial
       instruments:
        Interest rate floors, caps,
         options and swaptions             67.9      67.9       22.9      22.9
        Interest rate swap contracts                             0.5       0.5
        Foreign currency derivatives      108.2     108.2        4.1       4.1
    Liabilities:
      Guaranteed interest contracts     5,665.3   5,751.0    3,982.0   4,035.7
      Deposit liabilities                 599.9     626.7      733.5     737.4
      Annuity liabilities               1,448.0   1,430.1    1,883.5   1,872.6
      Short-term debt                     295.5     295.5      104.0     104.0
      Surplus notes                       149.6     176.0      149.6     164.7
      Derivative financial
       instruments:
        Options written                                          1.6       1.6
        Interest rate swap contracts       23.3      23.3
        Asset swap contracts                3.6       3.6       12.6      12.6
        Credit default and total
         return swaps                       9.1       9.1        4.0       4.0

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7. FINANCIAL INSTRUMENTS (Continued)

   The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 1998 and 1997:

   MORTGAGE LOANS

   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality and average maturity of the composite portfolio.

   POLICY LOANS

   The carrying amounts of policy loans are a reasonable estimate of their fair values.

   CASH AND CASH EQUIVALENTS

   The carrying amounts of these items are a reasonable estimate of their fair values.

   DERIVATIVE FINANCIAL INSTRUMENTS

   Derivatives are financial instruments whose value or cash flows are "derived" from another source, such as an underlying security. They can facilitate total return and, when used for hedging, they achieve the lowest cost and most efficient execution of positions. Derivatives can also be used to leverage by using very large notional amounts or by creating formulas that multiply changes in the underlying security. The Company's approach is to avoid highly leveraged or overly complex investments. The Company utilizes certain derivative financial instruments to diversify its business risk and to minimize its exposure to fluctuations in market prices, interest rates or basis risk as well as for facilitating total return. Risk is limited through modeling derivative performance in product portfolios for hedging and setting loss limits in total return portfolios.

   Derivatives used by the Company involve elements of credit risk and market risk in excess of amounts recognized in the accompanying consolidated financial statements. The notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. The estimated fair values of these instruments are based on dealer quotations or internal price estimates believed to be comparable to dealer quotations. These amounts estimate what the Company would have to pay or receive if the contracts were terminated at that time. The Company determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with off-balance sheet counterparty risk.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. FINANCIAL INSTRUMENTS (Continued)


   A reconciliation of the notional or contract amounts and discussion of the various derivative instruments is as follows:

                                    Balance               Terminations Balance
                                   Beginning                  and        End
                                    of Year  Acquisitions  Maturities  of Year
                                    -------------------------------------------
                                                  (In Millions)
    December 31, 1998:
    ------------------
      Interest rate floors, caps,
       options and swaptions       $2,730.0    $  160.6     $  237.6   $2,653.0
      Interest rate swap
       contracts                    2,026.1       960.8        378.3    2,608.6
      Asset swap contracts             67.4        30.3         34.5       63.2
      Credit default and total
       return swaps                   288.5       771.5        410.4      649.6
      Financial futures contracts     214.1     4,108.4      3,713.6      608.9
      Foreign currency
       derivatives                    207.0       959.4         35.2    1,131.2

    December 31, 1997:
    ------------------
      Interest rate floors, caps,
       options and swaptions        4,538.2     1,644.2      3,452.4    2,730.0
      Interest rate swap
       contracts                      988.3     1,356.0        318.2    2,026.1
      Asset swap contracts             30.0        47.4         10.0       67.4
      Credit default and total
       return swaps                   356.5        98.9        166.9      288.5
      Financial futures contracts     609.2     3,930.6      4,325.7      214.1
      Foreign currency
       derivatives                     41.4       217.0         51.4      207.0

   Interest Rate Floors, Caps, Options and Swaptions
   -------------------------------------------------

   The Company uses interest rate floors, caps, options and swaptions to hedge against fluctuations in interest rates and to take positions in its total return portfolios. Interest rate floor agreements entitle the Company to receive the difference when the current rate of the underlying index is below the strike rate. Interest rate cap agreements entitle the Company to receive the difference when the current rate of the underlying index is above the strike rate. Options purchased involve the right, but not the obligation, to purchase the underlying securities at a specified price during a given time period. Swaptions are options to enter into a swap transaction at a specified price. The Company uses written covered call options on a limited basis. Gains and losses on covered calls are offset by gains and losses on the underlying position. Floors, caps and options are reported as assets and options written are reported as liabilities in the accompanying consolidated statements of financial condition. Cash requirements for these instruments are generally limited to the premium paid by the Company at acquisition. The purchase premium of these instruments is amortized on a constant effective yield basis and included as a component of net investment income in the accompanying consolidated statements of operations over the term of the agreement. Interest rate floors and caps, options and swaptions mature during the years 1999 through 2017.

   Interest Rate Swap Contracts
   ----------------------------

   The Company uses interest rate swaps to manage interest rate risk and to take positions in its total return portfolios. The interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments or the exchange of floating to floating interest payments tied to different indexes. Generally, no premium is paid to enter into the contract and no principal payments are made by either party. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income in the accompanying consolidated statements of operations over the life of the agreements. The interest rate swap contracts mature during the years 1999 through 2021.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7. FINANCIAL INSTRUMENTS (Continued)

   Asset Swap Contracts
   --------------------

   The Company uses asset swap contracts to manage interest rate and equity risk to better match portfolio duration to liabilities. Asset swap contracts involve the exchange of upside equity potential for fixed income streams. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income in the accompanying consolidated statements of operations over the life of the agreements. The asset swap contracts mature during the years 2000 through 2005.

   Credit Default and Total Return Swaps
   -------------------------------------

   The Company uses credit default and total return swaps to take advantage of market opportunities. Credit default swaps involve the receipt of fixed rate payments in exchange for assuming potential credit exposure of an underlying security. Total return swaps involve the exchange of floating rate payments for the total return performance of a specified index or market. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income in the accompanying consolidated statements of operations over the life of the agreements. Credit default and total return swaps mature during the years 1999 through 2028.

   Financial Futures Contracts
   ---------------------------

   The Company uses exchange-traded financial futures contracts to hedge cash flow timing differences between assets and liabilities and overall portfolio duration. Assets and liabilities are rarely acquired or sold at the same time, which creates a need to hedge their change in value during the unmatched period. In addition, foreign currency futures may be used to hedge foreign currency risk on non-U.S. dollar denominated securities. Financial futures contracts obligate the holder to buy or sell the underlying financial instrument at a specified future date for a set price and may be settled in cash or by delivery of the financial instrument. Price changes on futures are settled daily through the required margin cash flows. The notional amounts of the contracts do not represent future cash requirements, as the Company intends to close out open positions prior to expiration.

   Foreign Currency Derivatives
   ----------------------------

   The Company enters into foreign exchange forward contracts and swaps to hedge against fluctuations in foreign currency exposure. Foreign currency derivatives involve the exchange of foreign currency denominated payments for U.S. dollar denominated payments. Gains and losses on foreign exchange forward contracts offset losses and gains, respectively, on the related foreign currency denominated assets. The amounts to be received or paid under the foreign currency swaps are accrued and recognized through an adjustment to net investment income in the accompanying consolidated statements of operations over the life of the agreements. Foreign currency derivatives expire during the years 1999 through 2013.

   GUARANTEED INTEREST CONTRACTS AND DEPOSIT LIABILITIES

   The estimated fair value of fixed maturity guaranteed interest contracts is estimated using the rates currently offered for deposits of similar remaining maturities. The estimated fair value of deposit liabilities with no defined maturities is the amount payable on demand.

   ANNUITY LIABILITIES

   The estimated fair value of annuity liabilities approximates carrying value and primarily includes policyholder deposits and accumulated credited interest.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. FINANCIAL INSTRUMENTS (Continued)

   SHORT-TERM DEBT

   The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market values.

   SURPLUS NOTES

   The estimated fair value of surplus notes is based on market quotes.

   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   Pacific Life has issued certain contracts to 401(k) plans totaling $1.6 billion as of December 31, 1998, pursuant to the terms of which the 401(k) plan retains direct ownership and control of the assets related to these contracts. Pacific Life agrees to provide benefit responsiveness in the event that plan benefit requests exceed plan cash flows. In return for this guarantee, Pacific Life receives a fee which varies by contract. Pacific Life sets the investment guidelines to provide for appropriate credit quality and cash flow matching.

8. UNIVERSAL LIFE, ANNUITY AND OTHER INVESTMENT CONTRACT DEPOSITS

   The detail of universal life, annuity and other investment contract deposit liabilities is as follows:

                                                   December 31,
                                                  1998      1997
                                                -------------------
                                                   (In Millions)
          Universal life                        $10,218.0 $10,012.0
          Annuity                                 1,429.0   1,817.4
          Other investment contract deposits      6,326.0   4,815.1
                                                -------------------
                                                $17,973.0 $16,644.5
                                                ===================

   The detail of universal life, annuity and other investment contract deposits policy fees and interest credited net of reinsurance ceded is as follows:

                                                 Years Ended December 31,
                                                  1998     1997     1996
                                                --------------------------
                                                      (In Millions)
          Policy fees:
            Universal life                      $  439.9 $  377.5 $  318.4
            Annuity                                 82.1     50.3     26.6
            Other investment contract deposits       3.3      3.4      3.6
                                                --------------------------
          Total policy fees                     $  525.3 $  431.2 $  348.6
                                                ==========================

          Interest credited:
            Universal life                      $  440.8 $  368.2 $  284.3
            Annuity                                 79.8    116.8    138.7
            Other investment contract deposits     360.2    312.8    242.0
                                                --------------------------
          Total interest credited               $  880.8 $  797.8 $  665.0
                                                ==========================

                                                                              87

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  SHORT-TERM AND LONG-TERM DEBT

    Pacific Life borrows for short-term needs by issuing commercial paper. Principal of $234.9 million and interest payable of $0.6 million was outstanding as of December 31, 1998, bearing an average interest rate of 5.22%, and was repaid in January 1999. There was no commercial paper debt outstanding as of December 31, 1997. Pacific Life has a revolving credit facility available of $350 million as of December 31, 1998 and 1997. There was no debt outstanding under the revolving credit facility as of December 31, 1998 and 1997.

    PAM had bank borrowings outstanding of $60 million and $104 million as of December 31, 1998 and 1997, respectively. The interest rate averaged 5.8%, 5.8% and 5.6% for the years ended December 31, 1998, 1997 and 1996, respectively. Outstanding debt is due and payable in 1999 and subject to renewal. The borrowing limit for PAM as of December 31, 1998 and 1997 was $200 million.

    Pacific Life has $150 million of long-term debt which consists of surplus notes outstanding at an interest rate of 7.9% maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. The surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. Each payment of interest on and the payment of principal of the surplus notes may be made only with the prior approval of the Insurance Commissioner of the State of California. Interest expense amounted to $11.8 million for each of the years ended December 31, 1998, 1997 and 1996 and is included in net investment income on the accompanying consolidated statements of operations.

10. INCOME TAXES

    The Company accounts for income taxes using the liability method. The deferred tax consequences of changes in tax rates or laws must be computed on the amounts of temporary differences and carryforwards existing at the date a new tax law is enacted. Recording the effects of a change involves adjusting deferred tax liabilities and assets with a corresponding charge or credit recognized in the provision for income taxes. The objective is to measure a deferred tax liability or asset using the enacted tax rates and laws expected to apply to taxable income in the periods in which the deferred tax liability or asset is expected to be settled or realized.

    The provision for income taxes is as follows:

                                               Years Ended December 31,
                                                1998      1997      1996
                                              ----------------------------
                                                    (In Millions)
        Current                               $  134.1  $  127.9  $  163.5
        Deferred                                 (20.6)    (14.4)    (49.8)
                                              ----------------------------
                                              $  113.5  $  113.5  $  113.7
                                              ============================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. INCOME TAXES (Continued)

    The sources of the Company's provision for deferred taxes are as follows:

                                                Years Ended December 31,
                                                1998      1997      1996
                                              ----------------------------
                                                     (In Millions)
        Non deductible reserves               $   28.2  $  (27.6) $   (6.4)
        Duration hedging                          20.8      (2.6)    (14.9)
        Partnership income                        20.8
        Deferred policy acquisition costs        (12.6)    (18.0)      2.1
        Investment valuation                     (24.5)      3.9      (7.3)
        Policyholder reserves                    (29.5)     20.1     (28.5)
        Other                                     (2.6)      9.8       5.2
                                              ----------------------------
        Deferred taxes from operations             0.6     (14.4)    (49.8)
        Release of subsidiary deferred taxes     (21.2)
                                              ----------------------------
        Deferred tax provision                $  (20.6) $  (14.4) $  (49.8)
                                              ============================

    The Company's acquisition of a controlling interest in a subsidiary allowed such subsidiary to be included in PMHC's consolidated income tax return. That inclusion resulted in the release of certain deferred taxes.

    A reconciliation of the provision for income taxes based on the prevailing corporate statutory tax rate to the provision reflected in the consolidated financial statements is as follows:

                                                  Years Ended December 31,
                                                   1998      1997      1996
                                                 ----------------------------
                                                       (In Millions)
        Income taxes at the statutory rate       $  124.2  $  101.3  $   98.1
          Equity tax                                 (5.0)      5.0      16.3
          Amortization of intangibles on equity
           method investments                         4.3       7.6       6.5
          Non-taxable investment income              (3.6)     (2.6)     (2.1)
          Other                                      (6.4)      2.2      (5.1)
                                                 ----------------------------
        Provision for income taxes               $  113.5  $  113.5  $  113.7
                                                 ============================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. INCOME TAXES (Continued)

    The net deferred tax liability is comprised of the following tax effected temporary differences:

                                                          December 31,
                                                         1998     1997
                                                        ----------------
                                                          (In Millions)
        Policyholder reserves                           $ 254.3  $ 224.8
        Investment valuation                               44.7     20.2
        Deferred compensation                              33.7     25.9
        Dividends                                           7.6      7.7
        Non deductible reserves                             5.9     34.1
        Depreciation                                       (2.4)    (2.5)
        Duration hedging                                   (8.5)    12.3
        Deferred policy acquisition costs                 (13.3)   (25.9)
        Partnership income                                (20.8)
        Other                                              (1.4)     3.8
                                                        ----------------
        Deferred taxes from operations                    299.8    300.4
        Deferred taxes assumed in acquisition of
         subsidiary                                         4.8
        Issuance of partnership units by affiliate        (74.9)   (47.9)
        Unrealized gain on securities available for
         sale                                            (272.3)  (307.8)
                                                        ----------------
        Net deferred tax liability                      $ (42.6) $ (55.3)
                                                        ================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. COMPREHENSIVE INCOME

    The Company displays comprehensive income and its components in the accompanying consolidated statements of stockholder's equity and the note herein. The Company's only component of other comprehensive income, unrealized gain (loss) on securities available for sale, is shown net of reclassification adjustments, as defined by SFAS No. 130, and net of income tax in the accompanying consolidated statements of stockholder's equity. The disclosure of the gross components of other comprehensive income is as follows:

                                                          Years Ended December 31,
                                                          1998      1997      1996
                                                         ---------------------------
                                                                (In Millions)
        Calculation of Holding Gain (Loss):
        -----------------------------------
          Gross holding gain (loss) on securities
           available for sale                            $ (13.4) $  338.2  $  (75.7)
          Tax (expense) benefit                              4.5    (117.1)     26.5
                                                         ---------------------------
          Holding gain (loss) on securities
           available for sale, net of tax                $  (8.9) $  221.1  $  (49.2)
                                                         ===========================

        Calculation of Reclassification Adjustment:
        -------------------------------------------
          Realized gain on sale of securities
           available for sale                            $  89.3  $   38.9  $   82.6
          Tax expense                                      (31.3)    (13.8)    (29.0)
                                                         ---------------------------
          Reclassification adjustment, net of tax        $  58.0  $   25.1  $   53.6
                                                         ===========================

        Amounts Reported in Other Comprehensive Income:
        -----------------------------------------------
          Holding gain (loss) on securities
           available for sale, net of tax                $  (8.9) $  221.1  $  (49.2)
          Less reclassification adjustment, net of tax      58.0      25.1      53.6
                                                         ---------------------------
          Net unrealized gain (loss) recognized in
           other comprehensive income                    $ (66.9) $  196.0  $ (102.8)
                                                         ===========================

                                                                                   91

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. REINSURANCE

    The Company has reinsurance agreements with other insurance companies for the purpose of diversifying risk and limiting exposure on larger risks or, in the case of a producer-owned reinsurance company, to diversify risk and retain top producing agents. Amounts receivable from reinsurers for reinsurance on future policy benefits, universal life deposits, and unpaid losses is reported as an asset and included in other assets on the accompanying consolidated statements of financial condition. All assets associated with reinsured business remain with, and under the control of the Company. Approximate amounts recoverable (payable) from (to) reinsurers include the following amounts:

                                                     December 31,
                                                     1998    1997
                                                    --------------
                                                    (In Millions)
      Reinsured universal life deposits             $(46.0) $(39.6)
      Future policy benefits                         108.9    92.2
      Unpaid claims                                   12.5    14.0
      Paid claims                                     24.3    10.2

    As of December 31, 1998, 79% of the reinsurance recoverables were from one reinsurer, of which 100% is secured by payables to the reinsurer. To the extent that the assuming companies become unable to meet their obligations under these agreements, the Company remains contingently liable. The Company does not anticipate nonperformance by the assuming companies.

    Revenues and benefits are shown net of the following reinsurance transactions:

                                                           Years Ended December 31,
                                                              1998   1997   1996
                                                           ------------------------
                                                                (In Millions)
    Ceded reinsurance netted against insurance premiums      $ 82.7 $ 70.7 $ 44.3
    Assumed reinsurance included in insurance premiums         17.2   18.1   17.8
    Ceded reinsurance netted against policy fees               65.0   77.5   71.0
    Ceded reinsurance netted against net investment income    203.3  204.9  192.5
    Ceded reinsurance netted against interest credited        162.8  165.8  155.2
    Ceded reinsurance netted against policy benefits          121.3   93.4   56.7
    Assumed reinsurance included in policy benefits            17.7   12.7    9.9

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. SEGMENT INFORMATION

   The Company's six operating segments are Individual Insurance, Institutional Products Group, Annuities, Group Employee Benefits, Broker-Dealers and Investment Management. These segments have been identified based on differences in products and services offered. All other activity is included in Corporate and Other.

   The Individual Insurance segment offers universal life, variable universal life and other life insurance products to individuals, small businesses and corporations through a network of distribution channels that include branch offices, marketing organizations, national accounts and a national producer group. The Institutional Products Group segment offers investment and annuity products to pension fund sponsors and other institutional investors primarily through its home office marketing team. The Annuities segment offers variable and fixed annuities to individuals, small businesses and qualified plans through financial institutions, National Association of Securities Dealers ("NASD") firms, and regional and national wirehouses.

   The Group Employee Benefits segment offers group life, health and dental insurance, and stop loss insurance products to corporate, government and labor-management-negotiated plans. The group life, health and dental insurance is distributed through a network of sales offices and the stop loss insurance is distributed through a network of third party administrators. The Broker-Dealers segment includes five NASD registered firms that provide securities and affiliated insurance brokerage services and investment advisory services through more than 3,100 registered representatives. The Investment Management segment is primarily comprised of the Company's investment in PIMCO Advisors (Note 1). PIMCO Advisors offers a diversified range of investment products through separately managed accounts, and institutional, retail and offshore funds.

   Corporate and Other primarily includes investment income, expenses and assets not attributable to the major segments and the operations of the Company's reinsurance subsidiary located in the United Kingdom. Corporate and Other also includes the elimination of intersegment revenues, expenses and assets.

   The Company uses the same accounting policies and procedures to measure segment income and assets as it uses to measure its consolidated net income and assets. Net investment income and capital gains are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The income tax provision is allocated based on each segment's actual tax liability.

   Intersegment revenues include commissions paid by the Individual Insurance segment and the Annuities segment for variable product sales to the Broker-Dealers segment. Investment Management segment assets have been reduced by an intersegment note payable of $110 million as of December 31, 1998. The related intersegment note receivable is included in Corporate and Other segment assets.

   The Company generates substantially all of its revenues and income from customers located in the United States. Additionally, substantially all of the Company's assets are located in the United States.

   Depreciation expense and capital expenditures are not material and have not been reported herein. The Company's significant non cash item is interest credited to universal life, annuity and other investment contract deposits and is disclosed herein.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. SEGMENT INFORMATION (Continued)


   Financial information for each of the business segments is as follows:

                                     Institutional             Group
                          Individual   Products               Employee Broker- Investment Corporate
                          Insurance      Group     Annuities  Benefits Dealers Management and Other    Total
                ----------------------------------------------------------------------------------------------
External customers and                                      (In Millions)
 other revenue
 December 31, 1998        $   414.6    $    43.3   $  124.0    $521.2  $236.1    $ 17.1   $   17.4   $ 1,373.7
 December 31, 1997            379.2         61.6       83.3     480.6   154.0      21.8        3.2     1,183.7
 December 31, 1996            335.4         36.8       41.4     431.7    82.2      22.2        5.7       955.4
Intersegment revenues
 December 31, 1998                                                      185.3               (185.3)          -
 December 31, 1997                                                      143.3               (143.3)          -
 December 31, 1996                                                       98.0                (98.0)          -
Net investment income
 December 31, 1998            565.7        565.5       88.6      23.1     0.9       8.0       42.0     1,293.8
 December 31, 1997            485.2        509.6      149.4      24.9     0.8       6.2       49.2     1,225.3
 December 31, 1996            404.1        465.5      149.6      21.9     0.8       4.8       40.6     1,087.3
Net realized capital
 gains (losses)
 December 31, 1998              3.4        (13.6)       4.6       1.7               4.0       38.6        38.7
 December 31, 1997              9.8         12.8        0.6       2.0              20.8       39.3        85.3
 December 31, 1996              5.7          5.0       (4.5)      2.3               1.1       34.4        44.0
Net income of equity
 method investees
 December 31, 1998                                                                103.0                  103.0
 December 31, 1997                                                                 80.1                   80.1
 December 31, 1996                                                                 61.3                   61.3
Total revenues
 December 31, 1998            983.7        595.2      217.2     546.0   422.3     132.1      (87.3)    2,809.2
 December 31, 1997            874.2        584.0      233.3     507.5   298.1     128.9      (51.6)    2,574.4
 December 31, 1996            745.2        507.3      186.5     455.9   181.0      89.4      (17.3)    2,148.0

Segment profit (loss)
 before income tax
 provision
 December 31, 1998            151.1         74.6       34.1      10.3     9.9      60.1       14.9       355.0
 December 31, 1997            132.4         98.3       23.5      28.8     6.4      24.6      (24.5)      289.5
 December 31, 1996            109.3         80.7      (16.5)     26.3     4.3      34.1       42.1       280.3
Income tax provision
 (benefit)
 December 31, 1998             52.6         21.2       11.3       2.9     4.5       2.1       18.9       113.5
 December 31, 1997             55.8         33.9        9.4       9.1     2.7      10.1       (7.5)      113.5
 December 31, 1996             44.8         27.5       (0.4)      6.2     1.8      21.5       12.3       113.7
Segment net income
 (loss)
 December 31, 1998             98.5         53.4       22.8       7.4     5.4      58.0       (4.0)      241.5
 December 31, 1997             76.6         64.4       14.1      19.7     3.7      14.5      (17.0)      176.0
 December 31, 1996             64.5         53.2      (16.1)     20.1     2.5      12.6       29.8       166.6
Interest credited on
 universal life, annuity
 and other investment
 contract deposits
 December 31, 1998            449.6        354.1       71.0                                    6.1       880.8
 December 31, 1997            378.8        299.8      106.2                                   13.0       797.8
 December 31, 1996            290.3        232.9      132.8                                    9.0       665.0
Segment assets
 As of December 31, 1998   14,578.2     15,221.0    8,384.2     361.1    55.8     267.3    1,016.3    39,883.9
 As of December 31, 1997   13,426.7     12,241.7    6,310.8     368.6    52.4     305.4    1,303.2    34,008.8

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS


    PENSION PLANS

    Pacific Life has defined benefit pension plans which cover all eligible employees who have one year of continuous employment and have attained age
    21. The full-benefit vesting period for all participants is five years.

    Benefits for employees are based on years of service and the highest five consecutive years of compensation during the last ten years of employment. Pacific Life's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as may be determined appropriate. Contributions are intended to provide not only for benefits attributed to employment to date but also for those expected to be earned in the future. All such contributions are made to a tax-exempt trust. Plan assets consist primarily of group annuity contracts issued by Pacific Life, as well as mutual funds managed by an affiliate of Pacific Life.

    Components of net periodic pension cost are as follows:

                                                Years Ended December 31,
                                                 1998      1997      1996
                                               ----------------------------
                                                     (In Millions)
        Service cost - benefits earned during
         the year                              $    4.0  $    3.6  $    3.7
        Interest cost on projected benefit
         obligation                                10.9      10.4       9.8
        Expected return on plan assets            (15.0)    (12.8)    (11.2)
        Amortization of net obligations and
         prior service cost                        (1.4)     (1.4)     (1.4)
                                               ----------------------------
        Net periodic pension cost (benefit)    $   (1.5) $   (0.2) $    0.9
                                               ============================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)

    The following tables set forth the pension plans' reconciliation of benefit obligation, plan assets and funded status for the years ended:

                                                          December 31,
                                                          1998    1997
                                                         --------------
                                                         (In Millions)
        Change in Benefit Obligation:
        -----------------------------
        Benefit obligation, beginning of year            $157.9  $140.9
          Service cost                                      4.0     3.6
          Interest cost                                    10.9    10.4
          Plan expense                                     (0.3)   (0.2)
          Actuarial loss                                   11.9    10.1
          Benefits paid                                    (6.6)   (6.9)
                                                         --------------
        Benefit obligation, end of year                  $177.8  $157.9
                                                         ==============

        Change in Plan Assets:
        ----------------------
        Fair value of plan assets, beginning of year     $180.3  $154.2
          Actual return on plan assets                     21.9    33.2
          Plan expense                                     (0.3)   (0.2)
          Benefits paid                                    (6.6)   (6.9)
                                                         --------------
        Fair value of plan assets, end of year           $195.3  $180.3
                                                         ==============

        Funded Status Reconciliation:
        -----------------------------
        Funded status                                    $ 17.5  $ 22.4
        Unrecognized transition asset                      (3.6)   (4.8)
        Unrecognized prior service cost                    (1.0)   (1.2)
        Unrecognized actuarial gain                        (9.7)  (14.7)
                                                         --------------
        Prepaid pension cost                             $  3.2  $  1.7
                                                         ==============

    In determining the actuarial present value of the projected benefit obligation as of December 31, 1998 and 1997, the weighted average discount rate used was 6.5% and 7.0%, respectively, and the rate of increase in future compensation levels was 5.0% and 5.5%, respectively. The expected long-term rate of return on plan assets was 8.5% in 1998 and 1997.

    In connection with the merger of PCL into Pacific Life as discussed in Note 4, Pacific Life assumed sponsorship of PCL's defined benefit pension plan. This pension plan provides for retirement income benefits at age 65 with reduced benefits for early retirement. Effective December 31, 1997, PCL's defined benefit plan merged into Pacific Life's plan. All benefits associated with PCL's plan remain unchanged subsequent to the merger.

    POSTRETIREMENT BENEFITS

    Pacific Life sponsors a defined benefit health care plan and a defined benefit life insurance plan (the "Plans") that provide postretirement benefits for all eligible retirees and their dependents. Generally, qualified employees may become eligible for these benefits if they reach normal retirement age, have been covered under Pacific Life's policy as an active employee for a minimum continuous period prior to the date retired, and have an employment date before January 1, 1990. The Plans contain cost-sharing features such as deductibles and

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)

   coinsurance, and require retirees to make contributions which can be adjusted annually. Pacific Life's commitment to qualified employees who retire after April 1, 1994 is limited to specific dollar amounts. Pacific Life reserves the right to modify or terminate the Plans at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

   The net periodic postretirement benefit cost for the years ended December 31, 1998, 1997 and 1996 is $0.7 million, $0.8 million and $1.4 million, respectively. As of December 31, 1998 and 1997, the accumulated benefit obligation is $19.3 million and $20.0 million, respectively. The fair value of the plan assets as of December 31, 1998 and 1997 is zero. The amount of accrued benefit cost included in other liabilities on the accompanying consolidated statements of financial condition is $25.3 million and $26.0 million as of December 31, 1998 and 1997, respectively.

   The Plans include both indemnity and HMO coverage. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for indemnity coverage was 8% and 9% for 1998 and 1997, respectively, and is assumed to decrease gradually to 3.5% in 2003 and remain at that level thereafter. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for HMO coverage was 7% and 8% for 1998 and 1997, respectively, and is assumed to decrease gradually to 3% in 2003 and remain at that level thereafter.

   The amount reported is materially effected by the health care cost trend rate assumptions. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 1998 would be increased by 8.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would increase by 7.5%. If the health care cost trend rate assumptions were decreased by 1%, the accumulated postretirement benefit obligation as of December 31, 1998 would be decreased by 6.8%, and the aggregate of the service and interest cost components of the net periodic benefit cost would decrease by 6.5%.

   The discount rate used in determining the accumulated postretirement benefit obligation is 6.5% and 7.0% for 1998 and 1997, respectively.

   OTHER PLANS

   Pacific Life provides a voluntary Retirement Incentive Savings Plan ("RISP") pursuant to Section 401(k) of the Internal Revenue Code covering all eligible employees of the Company. Effective October 1, 1997, Pacific Life's RISP changed the matching percentage of each employee's contributions from 50% to 75%, up to a maximum of 6% of eligible employee compensation and restricted the matched investment to an Employee Stock Ownership Plan ("ESOP") sponsored by Pacific LifeCorp. The ESOP was formed at the time of the Conversion and is currently only available to the participants of the RISP in the form of matching contributions.

   Pacific Life also has a deferred compensation plan which permits certain employees to defer portions of their compensation and earn a guaranteed interest rate on the deferred amounts. The interest rate is determined annually and is guaranteed for one year. The compensation which has been deferred has been accrued and the primary expense, other than compensation, related to this plan is interest on the deferred amounts.

   The Company also has performance based incentive compensation plans for its employees.

15. TRANSACTIONS WITH AFFILIATES

   Pacific Life serves as the investment advisor for the Pacific Select Fund, the investment vehicle provided to the Company's variable life and variable annuity contractholders. Pacific Life charges fees based upon the net asset value of the portfolios of the Pacific Select Fund, which amounted to $42.1 million, $27.5 million and $14.3 million for the years ended December 31, 1998, 1997 and 1996, respectively. In addition, Pacific Life provides certain support services to the Pacific Select Fund for an administration fee which is based on an

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. TRANSACTIONS WITH AFFILIATES (Continued)

    allocation of actual costs. Such administration fees amounted to $232,000, $165,000 and $108,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

    PIMCO Advisors provides investment advisory services to the Company for which the fees amounted to $16.9 million, $11.4 million and $6.2 million for the years ended December 31, 1998, 1997 and 1996, respectively. Included in equity securities on the accompanying consolidated statements of financial condition are investments in mutual funds and other investments managed by PIMCO Advisors which amounted to $40.3 million and $46.5 million as of December 31, 1998 and 1997, respectively.

    Pacific Life provides certain support services to PIMCO Advisors. Charges for these services are based on an allocation of actual costs and amounted to $1.2 million, $1.2 million and $1.4 million for the years ended December 31, 1998, 1997 and 1996, respectively.

16. TERMINATION AND NON-COMPETITION AGREEMENTS

    Effective November 15, 1994, in connection with the PIMCO Advisors transaction (Note 1), termination and non-competition agreements were entered into with certain former key employees of PAM's subsidiaries. These agreements provide terms and conditions for the allocation of future proceeds received from distributions and sales of certain PIMCO Advisors units and other noncompete payments. When the amount of future obligations to be made to a key employee is determinable, a liability for such amount is established.

    For the years ended December 31, 1998, 1997 and 1996, approximately $49.4 million, $85.8 million and $35.3 million, respectively, is included in operating expenses on the accompanying consolidated statements of operations related to the termination and non-competition agreements. This includes payments of $43.1 million in 1997 to former key employees who elected to sell to PAM's subsidiaries their rights to the future proceeds from the PIMCO Advisors units.

17. COMMITMENTS

    The Company has outstanding commitments to make investments primarily in fixed maturities, mortgage loans, limited partnerships and other investments as follows (In Millions):

          Years Ending December 31:
          -------------------------
           1999                                        $172.7
           2000-2003                                    202.1
           2004 and thereafter                           55.9
                                                       ------
          Total                                        $430.7
                                                       ======

    The Company leases office facilities under various non-cancelable operating leases. Aggregate minimum future commitments as of December 31, 1998 through the term of the leases are approximately $37.5 million.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. LITIGATION

    The Company was named in civil litigation proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale of products, sometimes referred to as market conduct litigation. The class of plaintiffs included, with some exceptions, all persons who owned, as of December 31, 1997 (or as of the date of policy termination, if earlier), individual whole life, universal life or variable life insurance policies sold by the Company on or after January 1, 1982. The Company has settled this litigation pursuant to a finalsettlement agreement approved by the Court in November 1998. The settlement agreement is currently being implemented. The cost of the settlement has been included in the accompanying consolidated statements of operations during the three years ended December 31, 1998.

    Further, the Company is a respondent in a number of other legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.
   ----------------------------------------------------------------------------

ILLUSTRATIONS

                                                   ---------------------------------------------------------------------------------
                                                   Illustrations 1 through 10, which appear on the following pages, illustrate how the death benefit, accumulated value and net cash surrender value of a hypothetical policy may vary over an extended period of time, based on certain hypothetical rates of return.

                                                   These illustrations are based on a hypothetical policy with the following characteristics:

                                                   . the face amount is $1,500,000
If you ask us, we'll provide you with              . the annual premium for Illustrations 1, 2, 5, 6, 7, 8, 9 and 10 is $32,132
different kinds of illustrations:                  . the annual premium for Illustrations 3 and 4 is $120,584
                                                   . on the policy date, the people insured by the policy are:
 . Illustrations similar to the ones in this          - a 55-year old male non-smoker
  prospectus, but based on information you           - a 55-year old female non-smoker
  give us about the ages of the two people
  to be insured by the policy, their               The death benefit option and the cost of insurance rates vary by illustration,
  risk classes, the face amount, the death         as follows:
  benefit and premium payments.
                                                   ---------------------------------------------------------------
 . Illustrations that show the allocation of                               Death benefit     Cost of insurance rate
  premium payments to specified variable           ---------------------------------------------------------------
  accounts. These will reflect the expenses        Illustration 1         Option A          Current
  of the portfolio of the fund in which the        Illustration 2         Option A          Guaranteed
  variable account invests.                        Illustration 3         Option B          Current
                                                   Illustration 4         Option B          Guaranteed
 . Illustrations that use a hypothetical gross      Illustration 5         Option C          Current
  rate of return that's greater than 12%.          Illustration 6         Option C          Guaranteed
  These are available only to certain large        Illustration 7         Option D          Current
  institutional investors.                         Illustration 8         Option D          Guaranteed
                                                   Illustration 9         Option A          Current
                                                   Illustration 10        Option A          Guaranteed
                                                   ---------------------------------------------------------------

                                                   Assumptions
                                                   The illustrations are based on the guideline premium test. Here are the assumptions we're using:

                                                   . The hypothetical rates of return are equal to constant gross annual rates of
                                                     0%, 6% and 12%.
                                                   . All premium payments are made at the beginning of the policy year.
                                                   . An amount equal to the annual premium, after taxes, is invested to earn interest at 5% compounded annually for the second column of each table, Total premiums paid plus interest at 5%, which shows the amount that would accumulate.
                                                   . No policy loans have been taken out.
                                                   . The amounts shown for the death benefits, accumulated values and net cash surrender values reflect charges deducted from the variable accounts. This means that the net investment return on the variable accounts is lower than the gross investment return on the assets.
                                                   . The amounts shown for the death benefits, accumulated values and net cash surrender values also reflect premium loads, administrative charges and
The fund's investment advisory fees and              mortality and expense risk charges.
expenses are shown in An overview of               . Illustrations 1 to 8 assume total annual advisory fees and expenses of .77%
Pacific Select Estate Preserver.                     of total average daily net assets of the fund. This reflects average advisory fees of .69% and average expenses of .08% based upon fees and expenses of portfolios available as investment options under the policy.
                                                   . Illustrations 9 and 10 assume total annual advisory fees and expenses of .72%
                                                     of total average daily net assets of the fund. This reflects weighted average advisory fees of .65% and weighted average expenses of .08% based upon fees and expenses of portfolios available as investment options under the policy.

                                                . There are no charges against the variable accounts for income taxes but we reserve the right to impose charges in the future.

                                                Things to keep in mind
                                                Here are a few things to keep in mind when reviewing the illustrations:

                                                . The values shown would be different if, although the gross annual investment rates of return averaged 0%, 6% or 12% over a period of years, they also rose above or fell below those averages for individual policy years.

                                                . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                  0%, 6% and 12% correspond to approximate net annual rates of return of -0.77%,
                                                  5.18%, and 11.14%, for illustrations 1 to 8 and  -0.72%,  5.24% and  11.19% for illustrations 9 and 10.

                                                . The amounts shown would be different if unisex insurance rates were used or if the people insured by the policy were females and insurance rates for females were used.

                                                . For the illustrations that assume current cost of insurance rates, the amounts shown would be different if either person insured by the policy was a smoker and rates for smokers were used.

                                                . The fund expenses used in the illustrations do not include foreign taxes.
                                                  Here's what foreign taxes were for the year ended December 31, 1998:

                                                --------------------------------------------------
                                                                             Percentage of average
                                                Portfolio                    daily net assets
                                                --------------------------------------------------
                                                Aggressive Equity            0.01%
                                                Growth LT                    0.01%
                                                Equity Income                0.01%
                                                Equity Index                 0.01%
                                                International                0.23%
                                                Emerging Markets             0.26%
                                                --------------------------------------------------

                                                                                                                             101

ILLUSTRATIONS

                                                   ---------------------------------------------------------------------------------

                                                   Illustration 1
                                                   Death benefit Option A at current cost of insurance rates
                                                   Based on average annual advisory fees and expenses of the portfolios

                                                   DEATH BENEFIT OPTION:A
                                                   FACE AMOUNT:$1,500,000
                                                   MALE NONSMOKER ISSUE AGE 55
                                                   FEMALE NONSMOKER ISSUE AGE 55
                                                   GUIDELINE PREMIUM TEST
                                                   ANNUAL PREMIUM:$32,132

                                                   ---------------------------------------------------------------------------------
Flexible premium survivorship                                    Total
variable universal life                                          premiums
Illustration of death benefits, accumulated        End of        paid plus           End of year DEATH BENEFIT assuming
values and net cash surrender values.              policy        interest at         hypothetical gross annual investment return of
                                                   year              5%                  0%                 6%               12%
All premium payments are illustrated as if         ---------------------------------------------------------------------------------
made at the beginning of the policy year.           1               $33,739          $1,500,000         $1,500,000        $1,500,000
                                                    2               $69,164          $1,500,000         $1,500,000        $1,500,000
This illustration assumes no policy loans or        3              $106,361          $1,500,000         $1,500,000        $1,500,000
partial withdrawals have been made.                 4              $145,418          $1,500,000         $1,500,000        $1,500,000
                                                    5              $186,427          $1,500,000         $1,500,000        $1,500,000
The death benefits, accumulated values              6              $229,487          $1,500,000         $1,500,000        $1,500,000
and cash surrender values will differ if            7              $274,700          $1,500,000         $1,500,000        $1,500,000
premiums are paid in different amounts or           8              $322,174          $1,500,000         $1,500,000        $1,500,000
frequencies.                                        9              $372,021          $1,500,000         $1,500,000        $1,500,000
                                                   10              $424,360          $1,500,000         $1,500,000        $1,500,000
The hypothetical investment rates shown            15              $728,031          $1,500,000         $1,500,000        $1,500,000
above and elsewhere in this prospectus             20            $1,115,599          $1,500,000         $1,500,000        $2,012,881
are illustrative only and should not be            25            $1,610,245          $1,500,000         $1,500,000        $3,545,044
interpreted as a representation of past or         30            $2,241,554          $1,500,000         $1,989,949        $6,175,755
future investment results. Actual rates of         35            $3,047,281          $1,500,000         $2,706,105       $10,535,204
return may be more or less than those              ---------------------------------------------------------------------------------
shown and will depend on a number of                         End of year                         End of year
factors, including the investment                            ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
allocations made to variable accounts by           End of    assuming hypothetical gross         assuming hypothetical gross
the owner and the experience of the                policy    annual investment return of         annual investment return of
accounts. No representation can be made            year         0%         6%          12%          0%          6%           12%
by us, the separate account or the fund            ---------------------------------------------------------------------------------
that these hypothetical rates of return can         1         $26,544     $28,205      $29,867    $14,192      $15,852       $17,514
be achieved for any one year or sustained           2         $52,600     $57,571      $62,743    $41,620      $46,591       $51,763
over any period of time.                            3         $78,139     $88,124      $98,923    $68,532      $78,517       $89,316
                                                    4        $103,135    $119,890     $138,735    $94,900     $111,655      $130,500
This is an illustration only. An illustration       5        $127,557    $152,895     $182,543   $120,695     $146,032      $175,680
is not intended to predict actual performance.      6        $151,486    $187,283     $230,875   $145,996     $181,793      $225,385
Interest rates, dividends, and values set           7        $175,125    $223,325     $284,430   $171,008     $219,208      $280,312
forth in the illustration are not guaranteed.       8        $198,510    $261,137     $343,810   $195,765     $258,392      $341,065
                                                    9        $221,642    $300,807     $409,657   $220,270     $299,434      $408,284
                                                   10        $244,526    $342,430     $482,678   $244,526     $342,430      $482,678
                                                   15        $368,975    $599,475   $1,004,918   $368,975     $599,475    $1,004,918
                                                   20        $484,340    $925,181   $1,881,197   $484,340     $925,181    $1,881,197
                                                   25        $584,714  $1,349,195   $3,376,232   $584,714   $1,349,195    $3,376,232
                                                   30        $640,372  $1,895,189   $5,881,671   $640,372   $1,895,189    $5,881,671
                                                   35        $585,891  $2,577,243  $10,033,528   $585,891   $2,577,243   $10,033,528
                                                   ---------------------------------------------------------------------------------

                                                --------------------------------------------------------------------------------

                                                Illustration 2
                                                Death benefit Option A at guaranteed cost of insurance rates
                                                Based on average annual advisory fees and expenses of the portfolios

                                                DEATH BENEFIT OPTION:A
                                                FACE AMOUNT:$1,500,000
                                                MALE NONSMOKER ISSUE AGE 55
                                                FEMALE NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$32,132

                                                ---------------------------------------------------------------------------------
Flexible premium survivorship                             Total
variable universal life                                   premiums
Illustration of death benefits, accumulated     End of    paid plus            End of year DEATH BENEFIT assuming
values and net cash surrender values.           policy    interest at          hypothetical gross annual investment return of
                                                year          5%                   0%                  6%                 12%
All premium payments are illustrated as if      ---------------------------------------------------------------------------------
if made at the beginning of the policy year.     1           $33,739           $1,500,000          $1,500,000          $1,500,000
                                                 2           $69,164           $1,500,000          $1,500,000          $1,500,000
This illustration assumes no policy loans        3          $106,361           $1,500,000          $1,500,000          $1,500,000
or partial withdrawals have been made.           4          $145,418           $1,500,000          $1,500,000          $1,500,000
                                                 5          $186,427           $1,500,000          $1,500,000          $1,500,000
*Additional payment will be required to          6          $229,487           $1,500,000          $1,500,000          $1,500,000
prevent policy termination.                      7          $274,700           $1,500,000          $1,500,000          $1,500,000
                                                 8          $322,174           $1,500,000          $1,500,000          $1,500,000
The death benefits, accumulated values and       9          $372,021           $1,500,000          $1,500,000          $1,500,000
cash surrender values will differ if            10          $424,360           $1,500,000          $1,500,000          $1,500,000
premiums are paid in different amounts or       15          $728,031           $1,500,000          $1,500,000          $1,500,000
frequencies.                                    20        $1,115,599           $1,500,000          $1,500,000          $1,920,933
                                                25        $1,610,245           $1,500,000          $1,500,000          $3,368,180
The hypothetical investment rates shown         30        $2,241,554                   $0*         $1,584,499          $5,794,020
above and elsewhere in this prospectus are      35        $3,047,281                   $0*         $2,137,393          $9,646,953
illustrative only and should not be             ---------------------------------------------------------------------------------
interpreted as a representation of past                  End of year                           End of year
or future investment results. Actual rates               ACCUMULATED VALUE                     NET CASH SURRENDER VALUE
of return may be more or less than              End of   assuming hypothetical gross           assuming hypothetical gross
those shown and will depend on a number of      policy   annual investment return of           annual investment return of
factors, including the investment               year        0%          6%          12%           0%          6%          12%
allocations made to variable accounts by        ---------------------------------------------------------------------------------
the owner and the experience of the              1        $26,528      $28,188      $29,849     $14,176      $15,836      $17,497
accounts. No representation can be made by       2        $52,532      $57,500      $62,668     $41,552      $46,520      $51,688
us, the separate account or the fund that        3        $77,977      $87,952      $98,741     $68,370      $78,345      $89,133
these hypothetical rates of return can be        4       $102,832     $119,564     $138,384     $94,597     $111,329     $130,149
achieved for any one year or sustained over      5       $127,060     $152,352     $181,952    $120,198     $145,490     $175,089
any period of time.                              6       $150,735     $186,452     $229,957    $145,245     $180,962     $224,467
                                                 7       $173,672     $221,744     $282,710    $169,555     $217,627     $278,593
This is an illustration only. An                 8       $195,790     $258,211     $340,672    $193,045     $255,466     $337,927
illustration is not intended to predict          9       $216,975     $295,809     $404,345    $215,602     $294,436     $402,972
actual performance. Interest rates,             10       $237,100     $334,491     $474,303    $237,100     $334,491     $474,303
dividends, and values set forth in the          15       $331,076     $559,271     $965,526    $331,076     $559,271     $965,526
illustration are not guaranteed.                20       $370,820     $812,046   $1,795,264    $370,820     $812,046   $1,795,264
                                                25       $291,273   $1,106,051   $3,207,790    $291,273   $1,106,051   $3,207,790
                                                30             $0*  $1,509,046   $5,518,114          $0*  $1,509,046   $5,518,114
                                                35             $0*  $2,035,613   $9,187,575          $0*  $2,035,613   $9,187,575
                                                ---------------------------------------------------------------------------------

                                                                                                                            103

ILLUSTRATIONS

                                                --------------------------------------------------------------------------------

                                                Illustration 3
                                                Death benefit Option B at current cost of insurance rates
                                                Based on average annual advisory fees and expenses of the portfolios

                                                DEATH BENEFIT OPTION:B
                                                FACE AMOUNT:$1,500,000
                                                MALE NONSMOKER ISSUE AGE 55
                                                FEMALE NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$120,584

                                                --------------------------------------------------------------------------------
Flexible premium survivorship                                Total
variable universal life                                      premiums
Illustration of death benefits, accumulated     End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.           policy       interest at        hypothetical gross annual investment return of
                                                year             5%                0%                  6%                12%
All premium payments are illustrated as if      --------------------------------------------------------------------------------
made at the beginning of the policy year.        1              $126,613        $1,606,307         $1,612,753         $1,619,201
                                                 2              $259,557        $1,711,264         $1,730,774         $1,751,052
This illustration assumes no policy loans        3              $399,148        $1,814,844         $1,854,276         $1,896,877
or partial withdrawals have been made.           4              $545,719        $1,917,017         $1,983,479         $2,058,137
                                                 5              $699,618        $2,017,748         $2,118,611         $2,236,447
The death benefits, accumulated values and       6              $861,212        $2,117,109         $2,260,018         $2,433,711
cash surrender values will differ if             7            $1,030,886        $2,215,343         $2,408,241         $2,652,219
premiums are paid in different amounts or        8            $1,209,043        $2,312,495         $2,563,647         $2,894,300
frequencies.                                     9            $1,396,109        $2,408,575         $2,726,583         $3,162,503
                                                10            $1,592,527        $2,503,595         $2,897,417         $3,459,648
The hypothetical investment rates shown         15            $2,732,131        $2,985,347         $3,910,309         $5,532,318
above and elsewhere in this prospectus are      20            $4,186,586        $3,437,127         $5,189,705         $8,988,544
illustrative only and should not be             25            $6,042,881        $3,862,356         $6,835,779        $14,861,418
interpreted as a representation of past or      30            $8,412,035        $4,195,832         $8,861,756        $24,678,612
future investment results. Actual rates of      35           $11,435,743        $4,327,673        $11,247,376        $41,458,168
return may be more or less than those shown     --------------------------------------------------------------------------------
and will depend on a number of factors,                 End of year                          End of year
including the investment allocations made               ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
to variable accounts by the owner and the       End of  assuming hypothetical gross          assuming hypothetical gross
experience of the accounts. No                  policy  annual investment return of          annual investment return of
representation can be made by us, the           year        0%           6%          12%         0%          6%           12%
separate account or the fund that these         --------------------------------------------------------------------------------
hypothetical rates of return can be
achieved for any one year or sustained           1        $106,307    $112,753     $119,200     $93,954    $100,400     $106,848
over any period of time.                         2        $211,264    $230,774     $251,052    $200,284    $219,794     $240,072
                                                 3        $314,844    $354,276     $396,876    $305,236    $344,668     $387,269
This is an illustration only. An                 4        $417,017    $483,479     $558,137    $408,782    $475,244     $549,902
illustration is not intended to predict          5        $517,748    $618,611     $736,447    $510,885    $611,748     $729,585
actual performance. Interest rates,              6        $617,109    $760,018     $933,711    $611,619    $754,528     $928,221
dividends, and values set forth in the           7        $715,343    $908,241   $1,152,218    $711,225    $904,124   $1,148,101
illustration are not guaranteed.                 8        $812,495  $1,063,647   $1,394,300    $809,750  $1,060,902   $1,391,555
                                                 9        $908,575  $1,226,583   $1,662,503    $907,203  $1,225,211   $1,661,130
                                                10      $1,003,595  $1,397,417   $1,959,648  $1,003,595  $1,397,417   $1,959,648
                                                15      $1,485,347  $2,410,309   $4,032,318  $1,485,347  $2,410,309   $4,032,318
                                                20      $1,937,127  $3,689,705   $7,488,544  $1,937,127  $3,689,705   $7,488,544
                                                25      $2,362,356  $5,335,779  $13,361,418  $2,362,356  $5,335,779  $13,361,418
                                                30      $2,695,832  $7,361,756  $23,178,612  $2,695,832  $7,361,756  $23,178,612
                                                35      $2,827,673  $9,747,376  $39,483,972  $2,827,673  $9,747,376  $39,483,972
                                                --------------------------------------------------------------------------------

                                                -----------------------------------------------------------------------------------

                                                Illustration 4
                                                Death benefit Option B at guaranteed cost of insurance rates
                                                Based on average annual advisory fees and expenses of the portfolios

                                                DEATH BENEFIT OPTION:B
                                                FACE AMOUNT:$1,500,000
                                                MALE NONSMOKER ISSUE AGE 55
                                                FEMALE NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$120,584

                                                -----------------------------------------------------------------------------------
Flexible premium survivorship                              Total
variable universal life                                    premiums
Illustration of death benefits, accumulated     End of     paid plus            End of year DEATH BENEFIT assuming
values and net cash surrender values.           policy     interest at          hypothetical gross annual investment return of
                                                year           5%                  0%                  6%                   12%
All premium payments are illustrated as if      -----------------------------------------------------------------------------------
made at the beginning of the policy year.        1            $126,613          $1,606,290          $1,612,736           $1,619,183
                                                 2            $259,557          $1,711,193          $1,730,700           $1,750,975
This illustration assumes no policy loans        3            $399,148          $1,814,674          $1,854,095           $1,896,685
or partial withdrawals have been made.           4            $545,719          $1,916,696          $1,983,132           $2,057,762
                                                 5            $699,618          $2,017,215          $2,118,025           $2,235,803
The death benefits, accumulated values and       6            $861,212          $2,116,294          $2,259,106           $2,432,691
cash surrender values will differ if             7          $1,030,886          $2,213,734          $2,406,457           $2,650,235
premiums are paid in different amounts or        8          $1,209,043          $2,309,428          $2,560,254           $2,890,535
frequencies.                                     9          $1,396,109          $2,403,230          $2,720,641           $3,155,876
                                                10          $1,592,527          $2,494,973          $2,887,747           $3,448,765
The hypothetical investment rates shown         15          $2,732,131          $2,938,468          $3,854,290           $5,464,757
above and elsewhere in this prospectus are      20          $4,186,586          $3,290,348          $5,002,491           $8,744,322
illustrative only and should not be             25          $6,042,881          $3,487,092          $6,329,002          $14,148,365
interpreted as a representation of past or      30          $8,412,035          $3,378,076          $7,691,532          $22,894,142
future investment results. Actual rates of      35         $11,435,743          $2,735,687          $8,827,744          $37,228,220
return may be more or less than those shown     -----------------------------------------------------------------------------------
and will depend on a number of factors,                   End of year                           End of year
including the investment allocations made                 ACCUMULATED VALUE                     NET CASH SURRENDER VALUE
to variable accounts by the owner and the       End of    assuming hypothetical gross           assuming hypothetical gross
experience of the accounts. No                  policy    annual investment return of           annual investment return of
representation can be made by us, the           year          0%          6%           12%          0%          6%          12%
separate account or the fund that these         -----------------------------------------------------------------------------------
hypothetical rates of return can be              1          $106,290    $112,736     $119,183      $93,937    $100,383     $106,830
achieved for any one year or sustained over      2          $211,193    $230,700     $250,974     $200,213    $219,720     $239,994
any period of time.                              3          $314,674    $354,095     $396,685     $305,066    $344,487     $387,077
                                                 4          $416,696    $483,132     $557,762     $408,461    $474,897     $549,527
This is an illustration only. An                 5          $517,215    $618,025     $735,803     $510,353    $611,162     $728,940
illustration is not intended to predict          6          $616,294    $759,106     $932,691     $610,804    $753,616     $927,201
actual performance. Interest rates,              7          $713,734    $906,457   $1,150,235     $709,616    $902,339   $1,146,117
dividends, and values set forth in the           8          $809,428  $1,060,254   $1,390,535     $806,683  $1,057,509   $1,387,790
illustration are not guaranteed.                 9          $903,230  $1,220,641   $1,655,875     $901,858  $1,219,269   $1,654,503
                                                10          $994,973  $1,387,747   $1,948,764     $994,973  $1,387,747   $1,948,764
                                                15        $1,438,468  $2,354,290   $3,964,757   $1,438,468  $2,354,290   $3,964,757
                                                20        $1,790,348  $3,502,491   $7,244,322   $1,790,348  $3,502,491   $7,244,322
                                                25        $1,987,092  $4,829,002  $12,648,365   $1,987,092  $4,829,002  $12,648,365
                                                30        $1,878,076  $6,191,532  $21,394,142   $1,878,076  $6,191,532  $21,394,142
                                                35        $1,235,687  $7,327,744  $35,455,448   $1,235,687  $7,327,744  $35,455,448
                                                -----------------------------------------------------------------------------------

                                                                                                                              105

ILLUSTRATIONS
                                                --------------------------------------------------------------------------------

                                                Illustration 5
                                                Death benefit Option C at current cost of insurance rates
                                                Based on average annual advisory fees and expenses of the portfolios

                                                DEATH BENEFIT OPTION:C
                                                FACE AMOUNT:$1,500,000
                                                MALE NONSMOKER ISSUE AGE 55
                                                FEMALE NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$32,132

                                                ----------------------------------------------------------------------------------
Flexible premium survivorship                             Total
variable universal life                                   premiums
Illustration of death benefits, accumulated     End of    paid plus       End of year DEATH BENEFIT assuming
values and net cash surrender values.           policy    interest at     hypothetical gross annual investment return of
                                                year          5%                  0%                  6%                   12%
All premium payments are illustrated as if      ----------------------------------------------------------------------------------
made at the beginning of the policy year.        1           $33,739           $1,532,132          $1,532,132           $1,532,132
                                                 2           $69,164           $1,564,263          $1,564,263           $1,564,263
This illustration assumes no policy loans        3          $106,361           $1,596,395          $1,596,395           $1,596,395
or partial withdrawals have been made.           4          $145,418           $1,628,527          $1,628,527           $1,628,527
                                                 5          $186,427           $1,660,658          $1,660,658           $1,660,658
The death benefits, accumulated values and       6          $229,487           $1,692,790          $1,692,790           $1,692,790
cash surrender values will differ if             7          $274,700           $1,724,922          $1,724,922           $1,724,922
premiums are paid in different amounts or        8          $322,174           $1,757,054          $1,757,054           $1,757,054
frequencies.                                     9          $372,021           $1,789,185          $1,789,185           $1,789,185
                                                10          $424,360           $1,821,317          $1,821,317           $1,821,317
The hypothetical investment rates shown         15          $728,031           $1,981,975          $1,981,975           $1,981,975
above and elsewhere in this prospectus          20        $1,115,599           $2,142,634          $2,142,634           $2,142,634
are illustrative only and should not be         25        $1,610,245           $2,303,292          $2,303,292           $3,512,488
interpreted as a representation of past         30        $2,241,554           $2,463,951          $2,463,951           $6,121,027
or future investment results. Actual rate's     35        $3,047,281           $2,624,609          $2,624,609          $10,443,754
of return may be more or less than those        ----------------------------------------------------------------------------------
shown and will depend on a number of                      End of year                           End of year
factors, including the investment                         ACCUMULATED VALUE                     NET CASH SURRENDER VALUE
allocations made to variable accounts by        End of    assuming hypothetical gross           assuming hypothetical gross
the owner and the experience of the             policy    annual investment return of           annual investment return of
accounts. No representation can be made by      year         0%           6%          12%          0%           6%          12%
us, the separate account or the fund that       ----------------------------------------------------------------------------------
these hypothetical rates of return can be        1         $26,542      $28,203      $29,864     $14,190      $15,850      $17,512
achieved for any one year or sustained           2         $52,585      $57,556      $62,727     $41,605      $46,576      $51,747
over any period of time.                         3         $78,088      $88,070      $98,866     $68,481      $78,463      $89,259
                                                 4        $103,010     $119,756     $138,593     $94,775     $111,521     $130,358
This is an illustration only. An                 5        $127,302     $152,620     $182,246    $120,440     $145,757     $175,384
illustration is not intended to predict          6        $151,023     $186,777     $230,322    $145,533     $181,287     $224,832
actual performance. Interest rates,              7        $174,412     $222,531     $283,545    $170,294     $218,413     $279,427
dividends, and values set forth in the           8        $197,505     $259,995     $342,512    $194,760     $257,250     $339,767
illustration are not guaranteed.                 9        $220,306     $299,256     $407,853    $218,933     $297,883     $406,480
                                                10        $242,815     $340,401     $480,265    $242,815     $340,401     $480,265
                                                15        $364,707     $593,856     $997,384    $364,707     $593,856     $997,384
                                                20        $474,643     $911,618   $1,863,087    $474,643     $911,618   $1,863,087
                                                25        $555,348   $1,308,944   $3,345,227    $555,348   $1,308,944   $3,345,227
                                                30        $538,614   $1,779,821   $5,829,550    $538,614   $1,779,821   $5,829,550
                                                35        $227,872   $2,347,097   $9,946,433    $227,872   $2,347,097   $9,946,433
                                                ----------------------------------------------------------------------------------

                                                --------------------------------------------------------------------------------

                                                Illustration 6
                                                Death benefit Option C at guaranteed cost of insurance rates
                                                Based on average annual advisory fees and expenses of the portfolios

                                                DEATH BENEFIT OPTION:C
                                                FACE AMOUNT:$1,500,000
                                                MALE NONSMOKER ISSUE AGE 55
                                                FEMALE NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$32,132

Flexible premium survivorship                   ---------------------------------------------------------------------------------
variable universal life                                   Total
Illustration of death benefits, accumulated               premiums
values and net cash surrender values.           End of    paid plus            End of year DEATH BENEFIT assuming
                                                policy    interest at          hypothetical gross annual investment return of
All premium payments are illustrated as if      year          5%                   0%                  6%                 12%
made at the beginning of the policy year.       ---------------------------------------------------------------------------------
                                                 1           $33,739           $1,532,132          $1,532,132          $1,532,132
This illustration assumes no policy loans        2           $69,164           $1,564,263          $1,564,263          $1,564,263
or partial withdrawals have been made.           3          $106,361           $1,596,395          $1,596,395          $1,596,395
                                                 4          $145,418           $1,628,527          $1,628,527          $1,628,527
*Additional payment will be required to          5          $186,427           $1,660,658          $1,660,658          $1,660,658
prevent policy termination.                      6          $229,487           $1,692,790          $1,692,790          $1,692,790
                                                 7          $274,700           $1,724,922          $1,724,922          $1,724,922
The death benefits, accumulated values and       8          $322,174           $1,757,054          $1,757,054          $1,757,054
cash surrender values will differ if             9          $372,021           $1,789,185          $1,789,185          $1,789,185
premiums are paid in different amounts or       10          $424,360           $1,821,317          $1,821,317          $1,821,317
frequencies.                                    15          $728,031           $1,981,975          $1,981,975          $1,981,975
                                                20        $1,115,599           $2,142,634          $2,142,634          $2,142,634
The hypothetical investment rates shown         25        $1,610,245           $2,303,292          $2,303,292          $3,182,846
above and elsewhere in this prospectus          30        $2,241,554                   $0*         $2,463,951          $5,486,990
are illustrative only and should not be         35        $3,047,281                   $0*                 $0*         $9,146,974
interpreted as a representation of past or      ---------------------------------------------------------------------------------
future investment results. Actual rates of               End of year                           End of year
return may be more or less than those shown              ACCUMULATED VALUE                     NET CASH SURRENDER VALUE
and will depend on a number of factors,         End of   assuming hypothetical gross           assuming hypothetical gross
including the investment allocations made       policy   annual investment return of           annual investment return of
to variable accounts by the owner and the       year        0%          6%           12%          0%          6%           12%
experience of the accounts. No                  ---------------------------------------------------------------------------------
representation can be made by us, the            1        $26,526     $28,186       $29,847     $14,173     $15,833       $17,494
separate account or the fund that these          2        $52,514     $57,481       $62,649     $41,534     $46,501       $51,669
hypothetical rates of return can be              3        $77,917     $87,888       $98,674     $68,309     $78,281       $89,066
achieved for any one year or sustained           4       $102,685    $119,407      $138,217     $94,450    $111,172      $129,982
over any period of time.                         5       $126,761    $152,029      $181,602    $119,898    $145,166      $174,740
                                                 6       $150,190    $185,857      $229,307    $144,700    $180,367      $223,817
This is an illustration only. An                 7       $172,757    $220,731      $281,588    $168,639    $216,613      $277,471
illustration is not intended to predict          8       $194,331    $256,576      $338,839    $191,586    $253,831      $336,094
actual performance. Interest rates,              9       $214,738    $293,276      $401,470    $213,366    $291,904      $400,097
dividends, and values set forth in the          10       $233,776    $330,686      $469,931    $233,776    $330,686      $469,931
illustration are not guaranteed.                15       $313,780    $538,436      $940,102    $313,780    $538,436      $940,102
                                                20       $305,276    $729,241    $1,698,783    $305,276    $729,241    $1,698,783
                                                25        $65,462    $806,798    $3,031,282     $65,462    $806,798    $3,031,282
                                                30             $0*   $464,239    $5,225,705          $0*   $464,239    $5,225,705
                                                35             $0*         $0*   $8,711,404          $0*         $0*   $8,711,404
                                                ---------------------------------------------------------------------------------

                                                                                                                              107

ILLUSTRATIONS

                                                --------------------------------------------------------------------------------

                                                Illustration 7
                                                Death benefit Option D at current cost of insurance rates
                                                Based on average annual advisory fees and expenses of the portfolios

                                                DEATH BENEFIT OPTION:D
                                                FACE AMOUNT:$1,500,000
                                                MALE NONSMOKER ISSUE AGE 55
                                                FEMALE NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$32,132

                                                --------------------------------------------------------------------------------
Flexible premium survivorship                                 Total
variable universal life                                       premiums
Illustration of death benefits, accumulated     End of        paid plus           End of year DEATH BENEFIT assuming
values and net cash surrender values.           policy        interest at         hypothetical gross annual investment return of
                                                year              5%                  0%                6%               12%
All premium payments are illustrated as if      --------------------------------------------------------------------------------
made at the beginning of the policy year.        1               $33,739          $1,500,000        $1,500,000        $1,500,000
                                                 2               $69,164          $1,503,000        $1,503,000        $1,503,000
This illustration assumes no policy loans        3              $106,361          $1,506,000        $1,506,000        $1,506,000
or partial withdrawals have been made.           4              $145,418          $1,510,500        $1,510,500        $1,510,500
                                                 5              $186,427          $1,516,500        $1,516,500        $1,516,500
The death benefits, accumulated values and       6              $229,487          $1,522,500        $1,522,500        $1,522,500
cash surrender values will differ if             7              $274,700          $1,530,000        $1,530,000        $1,530,000
premiums are paid in different amounts or        8              $322,174          $1,539,000        $1,539,000        $1,539,000
frequencies.                                     9              $372,021          $1,549,500        $1,549,500        $1,549,500
                                                10              $424,360          $1,563,000        $1,563,000        $1,563,000
The hypothetical investment rates shown         15              $728,031          $1,675,500        $1,675,500        $1,675,500
above and elsewhere in this prospectus are      20            $1,115,599          $1,903,500        $1,903,500        $2,007,872
illustrative only and should not be             25            $1,610,245          $2,317,500        $2,317,500        $3,536,761
interpreted as a representation of past or      30            $2,241,554          $2,766,000        $2,766,000        $6,161,831
future investment results. Actual rates of      35            $3,047,281          $3,000,000        $3,000,000       $10,511,937
return may be more or less than those shown     --------------------------------------------------------------------------------
and will depend on a number of factors,                    End of year                         End of year
including the investment allocations made                  ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
to variable accounts by the owner and the       End of     assuming hypothetical gross         assuming hypothetical gross
experience of the accounts. No                  policy     annual investment return of         annual investment return of
representation can be made by us, the           year          0%         6%          12%          0%         6%          12%
separate account or the fund that these         --------------------------------------------------------------------------------
hypothetical rates of return can be              1          $26,544     $28,205      $29,867    $14,192     $15,852      $17,514
achieved for any one year or sustained           2          $52,599     $57,571      $62,742    $41,619     $46,591      $51,762
over any period of time.                         3          $78,137     $88,121      $98,920    $68,529     $78,514      $89,312
                                                 4         $103,126    $119,881     $138,725    $94,891    $111,646     $130,490
This is an illustration only. An                 5         $127,535    $152,871     $182,518   $120,672    $146,008     $175,655
illustration is not intended to predict          6         $151,439    $187,232     $230,821   $145,949    $181,742     $225,331
actual performance. Interest rates,              7         $175,045    $223,237     $284,333   $170,928    $219,120     $280,216
dividends, and values set forth in the           8         $198,385    $260,998     $343,655   $195,640    $258,253     $340,910
illustration are not guaranteed.                 9         $221,461    $300,601     $409,422   $220,088    $299,228     $408,050
                                                10         $244,270    $342,135     $482,338   $244,270    $342,135     $482,338
                                                15         $367,947    $598,210   $1,003,340   $367,947    $598,210   $1,003,340
                                                20         $480,352    $920,194   $1,876,515   $480,352    $920,194   $1,876,515
                                                25         $562,970  $1,322,691   $3,368,344   $562,970  $1,322,691   $3,368,344
                                                30         $529,954  $1,780,587   $5,868,411   $529,954  $1,780,587   $5,868,411
                                                35         $130,825  $2,249,181  $10,011,369   $130,825  $2,249,181  $10,011,369
                                                --------------------------------------------------------------------------------

                                                --------------------------------------------------------------------------------

                                                Illustration 8
                                                Death benefit Option D at guaranteed cost of insurance rates
                                                Based on average annual advisory fees and expenses of the portfolios

                                                DEATH BENEFIT OPTION:D
                                                FACE AMOUNT:$1,500,000
                                                MALE NONSMOKER ISSUE AGE 55
                                                FEMALE NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$32,132

                                                --------------------------------------------------------------------------------
Flexible premium survivorship                               Total
variable universal life                                     premiums
Illustration of death benefits, accumulated     End of      paid plus           End of year DEATH BENEFIT assuming
values and net cash surrender values.           policy      interest at         hypothetical gross annual investment return of
                                                year            5%                  0%                 6%                12%
All premium payments are illustrated as if      --------------------------------------------------------------------------------
made at the beginning of the policy year.        1             $33,739          $1,500,000         $1,500,000         $1,500,000
                                                 2             $69,164          $1,503,000         $1,503,000         $1,503,000
This illustration assumes no policy loans or     3            $106,361          $1,506,000         $1,506,000         $1,506,000
partial withdrawals have been made.              4            $145,418          $1,510,500         $1,510,500         $1,510,500
                                                 5            $186,427          $1,516,500         $1,516,500         $1,516,500
*Additional payment will be required to          6            $229,487          $1,522,500         $1,522,500         $1,522,500
prevent policy termination.                      7            $274,700          $1,530,000         $1,530,000         $1,530,000
                                                 8            $322,174          $1,539,000         $1,539,000         $1,539,000
The death benefits, accumulated values and       9            $372,021          $1,549,500         $1,549,500         $1,549,500
cash surrender values will differ if            10            $424,360          $1,563,000         $1,563,000         $1,563,000
premiums are paid in different amounts or       15            $728,031          $1,675,500         $1,675,500         $1,675,500
frequencies.                                    20          $1,115,599          $1,903,500         $1,903,500         $1,903,500
                                                25          $1,610,245          $2,317,500         $2,317,500         $3,308,987
The hypothetical investment rates shown         30          $2,241,554                  $0*        $2,766,000         $5,695,959
above and elsewhere in this prospectus          35          $3,047,281                  $0*                $0*        $9,487,267
are illustrative only and should not be         --------------------------------------------------------------------------------
interpreted as a representation of past or              End of year                           End of year
future investment results. Actual rates of              ACCUMULATED VALUE                     NET CASH SURRENDER VALUE
return may be more or less than those           End of  assuming hypothetical gross           assuming hypothetical gross
shown and will depend on a number of            policy  annual investment return of           annual investment return of
factors, including the investment               year       0%          6%          12%           0%          6%          12%
allocations made to variable accounts by        --------------------------------------------------------------------------------
the owner and the experience of the              1       $26,528     $28,188       $29,849     $14,176     $15,833       $17,497
accounts. No representation can be made by       2       $52,531     $57,499       $62,668     $41,551     $46,501       $51,688
us, the separate account or the fund that        3       $77,974     $87,949       $98,737     $68,366     $78,281       $89,129
these hypothetical rates of return can be        4      $102,822    $119,553      $138,373     $94,587    $111,172      $130,138
achieved for any one year or sustained           5      $127,034    $152,324      $181,922    $120,172    $145,166      $175,059
over any period of time.                         6      $150,680    $186,393      $229,894    $145,190    $180,367      $224,404
                                                 7      $173,568    $221,630      $282,586    $169,450    $216,613      $278,469
This is an illustration only. An                 8      $195,603    $258,005      $340,445    $192,858    $253,831      $337,700
illustration is not intended to predict          9      $216,654    $295,453      $403,949    $215,281    $291,904      $402,577
actual performance. Interest rates,             10      $236,565    $333,893      $473,633    $236,565    $330,686      $473,633
dividends, and values set forth in the          15      $326,223    $553,663      $958,994    $326,223    $538,436      $958,994
illustration are not guaranteed.                20      $340,232    $775,646    $1,762,208    $340,232    $729,241    $1,762,208
                                                25      $123,017    $899,648    $3,151,416    $123,017    $806,798    $3,151,416
                                                30            $0*   $537,209    $5,424,723          $0*   $464,239    $5,424,723
                                                35            $0*         $0*   $9,035,493          $0*         $0*   $9,035,493
                                                --------------------------------------------------------------------------------

                                                                                                                             109

ILLUSTRATIONS
                                                --------------------------------------------------------------------------------

                                                Illustration 9
                                                Death benefit Option A at current cost of insurance rates
                                                Based on a weighted average annual advisory fees and expenses of the portfolios

                                                DEATH BENEFIT OPTION:A
                                                FACE AMOUNT:$1,500,000
                                                MALE NONSMOKER ISSUE AGE 55
                                                FEMALE NONSMOKER ISSUE AGE 55
                                                GUIDELINE PREMIUM TEST
                                                ANNUAL PREMIUM:$32,132

                                                --------------------------------------------------------------------------------
Flexible premium survivorship                                Total
variable universal life                                      premiums
Illustration of death benefits, accumulated     End of       paid plus         End of year DEATH BENEFIT assuming
values and net cash surrender values.           policy       interest at       hypothetical gross annual investment return of
                                                year             5%                0%                 6%                 12%
All premium payments are illustrated as if      --------------------------------------------------------------------------------
made at the beginning of the policy year.        1              $33,739        $1,500,000         $1,500,000          $1,500,000
                                                 2              $69,164        $1,500,000         $1,500,000          $1,500,000
This illustration assumes no policy loans        3             $106,361        $1,500,000         $1,500,000          $1,500,000
or partial withdrawals have been made.           4             $145,418        $1,500,000         $1,500,000          $1,500,000
                                                 5             $186,427        $1,500,000         $1,500,000          $1,500,000
The death benefits, accumulated values           6             $229,487        $1,500,000         $1,500,000          $1,500,000
and cash surrender values will differ if         7             $274,700        $1,500,000         $1,500,000          $1,500,000
premiums are paid in different amounts or        8             $322,174        $1,500,000         $1,500,000          $1,500,000
frequencies.                                     9             $372,021        $1,500,000         $1,500,000          $1,500,000
                                                10             $424,360        $1,500,000         $1,500,000          $1,500,000
The hypothetical investment rates shown         15             $728,031        $1,500,000         $1,500,000          $1,500,000
above and elsewhere in this prospectus are      20           $1,115,599        $1,500,000         $1,500,000          $2,026,759
illustrative only and should not be             25           $1,610,245        $1,500,000         $1,500,000          $3,576,790
interpreted as a representation of past or      30           $2,241,554        $1,500,000         $2,009,316          $6,244,628
future investment results. Actual rates of      35           $3,047,281        $1,500,000         $2,737,390         $10,676,944
return may be more or less than those shown     --------------------------------------------------------------------------------
and will depend on a number of factors,                   End of year                          End of year
including the investment allocations made                 ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
to variable accounts by the owner and the       End of    assuming hypothetical gross          assuming hypothetical gross
experience of the accounts. No                  policy    annual investment return of          annual investment return of
representation can be made by us, the           year         0%         6%          12%           0%         6%          12%
separate account or the fund that these         --------------------------------------------------------------------------------
hypothetical rates of return can be              1         $26,558     $28,220      $29,882     $14,206     $15,867      $17,530
achieved for any one year or sustained over      2         $52,641     $57,617      $62,793     $41,661     $46,637      $51,813
any period of time.                              3         $78,220     $88,217      $99,029     $68,613     $78,609      $89,421
                                                 4        $103,268    $120,048     $138,923     $95,033    $111,813     $130,688
This is an illustration only. An                 5        $127,753    $153,139     $182,844    $120,891    $146,276     $175,981
illustration is not intended to predict          6        $151,757    $187,634     $231,326    $146,267    $182,144     $225,836
actual performance. Interest rates,              7        $175,484    $223,808     $285,075    $171,366    $219,690     $280,957
dividends, and values set forth in the           8        $198,966    $261,776     $344,700    $196,221    $259,031     $341,955
illustration are not guaranteed.                 9        $222,207    $301,631     $410,852    $220,835    $300,259     $409,479
                                                10        $245,209    $343,469     $484,249    $245,209    $343,469     $484,249
                                                15        $370,423    $602,163   $1,009,926    $370,423    $602,163   $1,009,926
                                                20        $486,823    $930,821   $1,894,167    $486,823    $930,821   $1,894,167
                                                25        $588,543  $1,359,929   $3,406,467    $588,543  $1,359,929   $3,406,467
                                                30        $645,970  $1,913,635   $5,947,265    $645,970  $1,913,635   $5,947,265
                                                35        $594,268  $2,607,039  $10,168,519    $594,268  $2,607,039  $10,168,519
                                                --------------------------------------------------------------------------------

                                                   --------------------------------------------------------------------------------

                                                   Illustration 10
                                                   Death benefit Option A at guaranteed cost of insurance rates
                                                   Based on a weighted average annual advisory fees and expenses of the portfolios

                                                   DEATH BENEFIT OPTION:A
                                                   FACE AMOUNT:$1,500,000
                                                   MALE NONSMOKER ISSUE AGE 55
                                                   FEMALE NONSMOKER ISSUE AGE 55
                                                   GUIDELINE PREMIUM TEST
                                                   ANNUAL PREMIUM:$32,132

                                                   -------------------------------------------------------------------------------
Flexible premium survivorship                                    Total
variable universal life                                          premiums
Illustration of death benefits, accumulated        End of        paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.              policy        interest at        hypothetical gross annual investment return of
                                                   year            5%                   0%                6%                12%
All premium payments are illustrated as if         -------------------------------------------------------------------------------
made at the beginning of the policy year.           1               $33,739         $1,500,000        $1,500,000        $1,500,000
                                                    2               $69,164         $1,500,000        $1,500,000        $1,500,000
This illustration assumes no policy loans or        3              $106,361         $1,500,000        $1,500,000        $1,500,000
partial withdrawals have been made.                 4              $145,418         $1,500,000        $1,500,000        $1,500,000
                                                    5              $186,427         $1,500,000        $1,500,000        $1,500,000
*Additional payment will be required to             6              $229,487         $1,500,000        $1,500,000        $1,500,000
prevent policy termination.                         7              $274,700         $1,500,000        $1,500,000        $1,500,000
                                                    8              $322,174         $1,500,000        $1,500,000        $1,500,000
The death benefits, accumulated values              9              $372,021         $1,500,000        $1,500,000        $1,500,000
and cash surrender values will differ if           10              $424,360         $1,500,000        $1,500,000        $1,500,000
premiums are paid in different amounts or          15              $728,031         $1,500,000        $1,500,000        $1,500,000
frequencies.                                       20            $1,115,599         $1,500,000        $1,500,000        $1,934,924
                                                   25            $1,610,245         $1,500,000        $1,500,000        $3,399,495
The hypothetical investment rates shown            30            $2,241,554                 $0*       $1,610,310        $5,860,439
above and elsewhere in this prospectus             35            $3,047,281                 $0*       $2,174,607        $9,779,511
are illustrative only and should not be            -------------------------------------------------------------------------------
interpreted as a representation of past or                  End of year                          End of year
future investment results. Actual rates of                  ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
return may be more or less than those              End of   assuming hypothetical gross          assuming hypothetical gross
shown and will depend on a number of               policy   annual investment return of          annual investment return of
factors, including the investment                  year        0%          6%           12%         0%          6%           12%
allocations made to variable accounts by           --------------------------------------------------------------------------------
the owner and the experience of the                 1        $26,542      $28,203      $29,865    $14,190      $15,850      $17,512
accounts. No representation can be made             2        $52,572      $57,545      $62,718    $41,592      $46,565      $51,738
by us, the separate account or the fund             3        $78,058      $88,044      $98,846    $68,450      $78,437      $89,239
that these hypothetical rates of return can         4       $102,965     $119,722     $138,572    $94,730     $111,487     $130,337
be achieved for any one year or sustained           5       $127,256     $152,596     $182,252   $120,394     $145,733     $175,390
over any period of time.                            6       $151,006     $186,803     $230,408   $145,516     $181,313     $224,918
                                                    7       $174,030     $222,226     $283,354   $169,912     $218,108     $279,236
This is an illustration only. An illustration       8       $196,245     $258,848     $341,560   $193,500     $256,103     $338,815
is not intended to predict actual performance.      9       $217,536     $296,630     $405,537   $216,164     $295,258     $404,165
Interest rates, dividends, and values set          10       $237,779     $335,526     $475,870   $237,779     $335,526     $475,870
forth in the illustration are not guaranteed.      15       $332,498     $561,949     $970,566   $332,498     $561,949     $970,566
                                                   20       $373,237     $817,797   $1,808,340   $373,237     $817,797   $1,808,340
                                                   25       $295,054   $1,118,015   $3,237,614   $295,054   $1,118,015   $3,237,614
                                                   30             $0*  $1,533,628   $5,581,371         $0*  $1,533,628   $5,581,371
                                                   35             $0*  $2,071,054   $9,313,820         $0*  $2,071,054   $9,313,820
                                                   --------------------------------------------------------------------------------

                                                                                                                                111

APPENDIX A - JOINT EQUAL AGE

                                                   --------------------------------------------------------------------------------

An example                                         Joint equal age is a calculation that combines the ages and insurance risks of two people insured by a policy. It changes many possible combinations of ages,
This example assumes a male smoker                 risk classes, nonstandard ratings and genders for the two people insured by the
who is age 65 and a female nonsmoker               policy into a two life status. With joint equal age, we assume that both people
who is age 55 and has a Table D                    have the same age, gender (both always male), and risk class (both smoker or
nonstandard rating.                                both nonsmoker).

Here's how we calculate the joint equal            How we use joint equal age
age.                                               Using the joint equal age of the two people insured by the policy eliminates many of the tables needed when age rates are used. We use the joint equal age
Step 1                                             for calculating the following:
                                                   . certain policy charges. We use joint equal age to determine the rates per
Add 6 to the male age of 65 because he               $1000 of initial face amount for the sales surrender target, underwriting
is a smoker. For the female, add 0 to age            surrender charge and the face amount component of the mortality and expense
55 because she is a nonsmoker.                       risk charge.

Adjusted ages after Step 1:                        . cost of insurance rates. Age is used for cost of insurance rates, both current
 . Male 71                                            and guaranteed.
 . Female 55
                                                   . the death benefit under Option D.
Step 2
                                                   How we calculate joint equal age
Subtract 0 from the male age of 65. For            Here are the five steps we use to calculate joint equal age. We start with the
the female, subtract 5 from age 55.                actual ages of the two people insured by the policy on the policy date.

Adjusted ages after Step 2:                        Step 1 Adjust ages for smoker status
 . Male 71
 . Female 50                                        If one person is a smoker and the other is a nonsmoker, we add a specified number of years to the age of the smoker. We do not adjust the age of the
Step 3                                             nonsmoker. The table below shows how we make the adjustment.

The male's age is not adjusted here                -----------------------------------------------------------
because he does not have a nonstandard             Number of smokers                 Add to actual age (years)
table rating. Add 8 to the female's age of         -----------------------------------------------------------
50 because her table rating is D.                  None                                                     0
                                                   One female                                               4
Adjusted ages after Step 3:                        One male                                                 6
 . Male 71                                          One unisex                                               5
 . Female 58                                        Two                                                      0
                                                   -----------------------------------------------------------
Step 4
                                                   If both people insured by the policy are smokers, or if both people are
Subtract 58 from 71. The difference is 13.         nonsmokers, we do not adjust the age in this step.
The add-on factor for 13 is 6 in the table.
                                                   Step 2 Adjust ages for gender
Step 5
                                                   We subtract years from the adjusted age we calculated in Step 1, based on
Add 6, the add-on factor to 58, the                gender. The table below shows how we make the adjustment.
younger adjusted age.
                                                   -----------------------------------------------------------
The joint equal age is 64.                         Gender                   Subtract from adjusted age (years)
                                                   -----------------------------------------------------------
                                                   Female                                                   5
                                                   Male                                                     0
                                                   Unisex                                                   1
                                                   -----------------------------------------------------------

                                                   Step 3 Adjust ages for table ratings

                                                   We add years to the adjusted age in Step 2, based on the nonstandard table rating for each person insured by the policy. The table below shows how we make the adjustment.

                                                   Table ratings represent a multiple of standard mortality rates. Ratings other than 0 represent nonstandard ratings.

                                                   --------------------------------------------------------------------------------
                                                   Table rating            0    A    B    C    D    E    F    H    J    L    N    P
                                                   Add to adjusted         0    2    4    6    8   10   12   14   15   16   18   19
                                                    age (years)
                                                   --------------------------------------------------------------------------------

                                                   We cap the adjusted age for nonstandard at age 100.

                                                   For people who are uninsurable, the adjusted age will always be 100, regardless of their age and gender. We reserve the right to reject an application for a policy.

                                                   After Steps 1 through 3, we have each person's adjusted age.

                                                   Step 4 Determine the add-on factor

                                                   We subtract the younger adjusted age from the older adjusted age. We find the difference between the two in the table below and go across the row to determine the add-on factor.

                                                   --------------------------        ---------------------------
                                                   Difference in       Add-on        Difference in        Add-on
                                                   adjusted age        factor        adjusted age         factor
                                                   (years)            (years)        (years)             (years)
                                                   --------------------------        ---------------------------
                                                   0                        0        40-44                    12
                                                   1-2                      1        45-47                    13
                                                   3-4                      2        48-50                    14
                                                   5-6                      3        51-53                    15
                                                   7-9                      4        54-56                    16
                                                   10-12                    5        57-60                    17
                                                   13-15                    6        61-64                    18
                                                   16-18                    7        65-69                    19
                                                   19-23                    8        70-75                    20
                                                   24-28                    9        76-82                    21
                                                   29-34                   10        83-91                    22
                                                   35-39                   11        92-100                   23
                                                   --------------------------        ---------------------------

                                                   Step 5 Calculate joint equal age

                                                   We add the add-on factor to the younger adjusted age (from Step 3).

                                                   The sum is the joint equal age.

                                                                                                                                113

APPENDIX B - RATES PER $1,000 OF INITIAL FACE AMOUNT

------------------------------------------------     ------------------------------------------------
                                    Face amount                                          Face amount
Joint        Sales   Underwriting     component       Joint       Sales   Underwriting     component
equal    surrender      surrender      of M & E       equal   surrender      surrender        of M&E
  age       target         charge   risk charge         age      target         charge   risk charge
------------------------------------------------     ------------------------------------------------
   15         2.28            2.0         0.051          58       16.74            7.0         0.208
   16         2.35            2.1         0.052          59       18.04            7.3         0.230
   17         2.43            2.1         0.053          60       19.35            7.6         0.253
   18         2.50            2.2         0.054          61       20.64            7.9         0.275
   19         2.57            2.3         0.055          62       21.89            8.2         0.298
   20         2.65            2.3         0.056          63       23.08            8.5         0.320
   21         2.73            2.4         0.056          64       24.20            8.9         0.341
   22         2.81            2.4         0.057          65       25.26            9.3         0.362
   23         2.89            2.5         0.058          66       26.25            9.7         0.382
   24         2.98            2.6         0.059          67       27.20           10.1         0.401
   25         3.07            2.7         0.060          68       28.12           10.5         0.420
   26         3.16            2.8         0.061          69       29.00           10.9         0.439
   27         3.25            2.9         0.062          70       29.87           11.3         0.457
   28         3.35            3.0         0.063          71       30.73           11.7         0.475
   29         3.45            3.1         0.064          72       31.59           12.1         0.492
   30         3.55            3.2         0.065          73       32.46           12.5         0.510
   31         3.66            3.3         0.066          74       33.35           12.9         0.528
   32         3.77            3.4         0.067          75       34.26           13.3         0.547
   33         3.88            3.5         0.068          76       35.19           13.7         0.566
   34         4.04            3.6         0.069          77       36.14           14.1         0.585
   35         4.21            3.7         0.070          78       37.09           14.5         0.605
   36         4.38            3.8         0.072          79       38.06           14.9         0.626
   37         4.56            3.9         0.073          80       39.04           15.3         0.647
   38         4.75            4.0         0.074          81       40.02           15.7         0.668
   39         4.95            4.1         0.075          82       41.01           16.1         0.689
   40         5.15            4.2         0.076          83       42.00           16.5         0.711
   41         5.37            4.3         0.078          84       43.00           16.9         0.733
   42         5.59            4.4         0.079          85       44.00           17.3         0.756
   43         5.82            4.5         0.080          86       45.00           17.7         0.778
   44         6.20            4.6         0.082          87       46.00           18.1         0.801
   45         6.60            4.7         0.085          88       47.00           18.5         0.824
   46         7.03            4.8         0.087          89       48.00           18.9         0.848
   47         7.49            4.9         0.090          90       49.00           19.3         0.871
   48         7.98            5.0         0.093          91       50.00           19.7         0.895
   49         8.50            5.1         0.097          92       51.00           20.1         0.919
   50         9.05            5.2         0.102          93       52.00           20.5         0.944
   51         9.64            5.3         0.107          94       53.00           20.9         0.968
   52        10.27            5.4         0.113          95       54.00           21.3         0.993
   53        10.94            5.5         0.120          96       55.00           21.7         1.018
   54        11.94            5.8         0.134          97       56.00           22.1         1.044
   55        13.03            6.1         0.150          98       57.00           22.5         1.069
   56        14.21            6.4         0.168          99       58.00           22.9         1.095
   57        15.45            6.7         0.188         100       59.00           23.3         1.121
------------------------------------------------     ------------------------------------------------

APPENDIX C - DEATH BENEFIT PERCENTAGES

                                           ---------------   ---------------    ---------------   -----------------
                                           Age  Percentage   Age  Percentage    Age  Percentage    Age   Percentage
                                           ---------------   ---------------    ---------------   -----------------
                                           0-40        250    50         185     60         130      70         115
                                             41        243    51         178     61         128      71         113
                                             42        236    52         171     62         126      72         111
                                             43        229    53         164     63         124      73         109
                                             44        222    54         157     64         122      74         107
                                             45        215    55         150     65         120   75-90         105
                                             46        209    56         146     66         119      91         104
                                             47        203    57         142     67         118      92         103
                                             48        197    58         138     68         117      93         102
                                             49        191    59         134     69         116   (greater
                                                                                                  than) 93      101
                                           ---------------    --------------     --------------   -----------------


                                                                                                                115

APPENDIX D - DEATH BENEFIT FACTOR TABLE

------------------------------------------------------------------------------------------------
Rate per $1.00 of Face Amount
------------------------------------------------------------------------------------------------
Joint
equal
  age                                        Policy years*
------------------------------------------------------------------------------------------------
           5    10    15    20    25    30    35    40    45    50    55    60    65    70   75+
------------------------------------------------------------------------------------------------
   15  1.000 1.000 1.000 1.001 1.002 1.005 1.010 1.022 1.048 1.102 1.210 1.415 1.702 1.957 2.000
   20  1.000 1.000 1.001 1.002 1.004 1.009 1.021 1.046 1.100 1.207 1.411 1.700 1.957 2.000 2.000
   25  1.000 1.000 1.001 1.003 1.008 1.019 1.044 1.097 1.204 1.408 1.697 1.956 2.000 2.000 2.000
   30  1.000 1.001 1.003 1.007 1.018 1.042 1.094 1.200 1.404 1.694 1.955 2.000 2.000 2.000 2.000
   35  1.000 1.002 1.006 1.016 1.039 1.091 1.197 1.400 1.692 1.954 2.000 2.000 2.000 2.000 2.000
   40  1.001 1.005 1.014 1.036 1.087 1.192 1.395 1.688 1.953 2.000 2.000 2.000 2.000 2.000 2.000
   45  1.002 1.011 1.032 1.081 1.185 1.388 1.682 1.952 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   50  1.006 1.025 1.072 1.174 1.376 1.674 1.949 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   55  1.015 1.058 1.157 1.358 1.660 1.945 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   60  1.035 1.128 1.327 1.636 1.936 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   65  1.079 1.274 1.595 1.920 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   70  1.175 1.519 1.891 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   75  1.357 1.822 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   80  1.620 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   85  1.894 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   90  1.969 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   95  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   99  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
------------------------------------------------------------------------------------------------


* Factors are portrayed for both joint equal ages and policy anniversaries, at five year intervals. See your policy for one year increments in death benefit factors.


PACIFIC SELECT
ESTATE PRESERVER                              WHERE TO GO FOR MORE INFORMATION

The Pacific Select Estate Preserver           For more information about Pacific Select Estate Preserver, please call or
variable life insurance policy is             write to us at the address below. You should also use this address to send us
underwritten by Pacific Life Insurance        any notices, forms or requests about your policy.
Company.
                                              --------------------------------------------------------------------------------
How to contact us                             Pacific Life Insurance Company
                                              Client Services Department
                                              700 Newport Center Drive
                                              P.O. Box 7500
                                              Newport Beach, California 92658-7500

                                              1-800-800-7681
                                              7 a.m. through 5 p.m. Pacific time

                                              --------------------------------------------------------------------------------
                                              You can also find reports and other information about the policy and separate account from the SEC. The SEC may charge you a fee for this information.

                                              --------------------------------------------------------------------------------
How to contact the SEC                        Public Reference Section of the SEC
                                              Washington, D.C. 20549-6009
                                              1-800-SEC-0330
                                              Internet: www.sec.gov


                Supplement to Prospectus Dated May 1, 1999 for
                 Pacific Select Estate Preserver Last Survivor
               Flexible Premium Variable Life Insurance Policies
                   Issued by Pacific Life Insurance Company



In this supplement, you                        This supplement provides information about four additional variable investment
and your mean the                              options offered under the policy. Each of these investment options is set up as
policyholder or owner.                         a variable account under our separate account and invests in a corresponding
Pacific Life, we, us, and our                  portfolio of the M Fund.
refer to Pacific Life
Insurance Company.                             Variable Account I :     Brandes International Equity Fund
M Fund refers to M Fund,                       Variable Account II:     Turner Core Growth Fund
Inc. You'll find an explanation                Variable Account III:    Frontier Capital Appreciation Fund
of what terms used in this                     Variable Account IV:     Enhanced U.S. Equity Fund
supplement mean in the
accompanying variable life                     You can allocate premium payments and transfer accumulated value to these
insurance prospectus or                        variable investment options, as well as to the other investment options
the M Fund prospectus.                         described in the accompanying Pacific Select Estate Preserver prospectus.

The M Fund is described in
detail in its prospectus
and in its Statement of
Additional Information
(SAI).

Pacific Select Estate
Preserver is described in
detail in the accompanying
variable life insurance
prospectus. Except as described
below, all features and
procedures of the policy
described in its prospectus
remain intact.

Supplement dated May 1, 1999


                                   About the variable investment options
Your policy's accumulated          The following chart is a summary of the M Fund portfolios. Each M Fund portfolio
value will fluctuate               invests in different securities and has its own investment goals, strategies and
depending on the investment        risks. The value of each portfolio will fluctuate with the value of the investments
options you've chosen.             it holds and returns are not guaranteed. You'll find detailed descriptions of the portfolios, including the risks associated with investing in the portfolios, in the accompanying M Fund prospectus. There's no guarantee that a portfolio will achieve its investment objective. You should read the M Fund prospectus carefully before investing.

                                                     The portfolio's     The portfolio's main
                                   Portfolio         investment goal     investments                          Portfolio manager

                                   Brandes           Long-term capital   Equity securities of foreign         Brandes Investment
                                   International     appreciation.       issuers, including common stocks,    Partners, L.P.
                                   Equity                                preferred stocks and securities
                                                                         that are convertible into common
                                                                         stocks. Focuses on stocks with
                                                                         capitalizations of $1 billion or
                                                                         more.

                                   Turner Core       Long-term capital   Common stocks that show strong       Turner Investment
                                   Growth Fund       appreciation.       earnings potential and also have     Partners, Inc.
                                                                         reasonable valuations.

                                   Frontier Capital  Maximum capital     Common stock of companies of all     Frontier Capital
                                   Appreciation      appreciation.       sizes with emphasis on stocks        Management
                                                                         companies with capitalizations of    Company, Inc.
                                                                         less than $3 billion.

                                   Enhanced U.S.     Above-market        Common stocks of U.S. companies      Franklin Portfolio
                                   Equity            total return        which the portfolio manager          Associates LLC
                                                                         believes have the potential for
                                                                         higher rates of return than the
                                                                         Standard & Poor's 500 Composite
                                                                         Stock Price Index while having
                                                                         risks similar to those of the
                                                                         index.

We are not responsible for         M Financial Investment Advisers, Inc. (MFIA) is the investment adviser for each
the operation of the M             portfolio of the M Fund, and has retained other firms to manage the portfolios.
Fund or any of its                 MFIA and the M Fund's Board of Directors oversee the management of all of the M Fund's
portfolios. We also are not        portfolios.
responsible for ensuring
that the M Fund and its
portfolios comply with any
laws that apply.



You'll find more                               Fees and expenses paid by the M Fund
information about policy                       The M Fund pays advisory fees and other expenses. These are deducted from the
charges in An Overview of                      assets of each portfolio and may vary from year to year. They are not fixed and
Pacific Select Estate                          are not part of the terms of your policy. If you choose a variable investment
Preserver in the accompanying                  option, these fees and expenses affect you indirectly because they reduce
variable life insurance                        portfolio returns.
prospectus.
                                               M Fund's expenses are assessed at the Fund level and are not direct charges against the Variable Accounts or the Policy's Accumulated Value. The unit value of a variable account will change with the value of its corresponding
                                               M Fund portfolio.

You'll find more about M                       . Advisory fee
Fund fees and expenses in                      MFIA is the investment adviser to the M Fund. The M Fund pays an advisory fee to
the accompanying M Fund                        MFIA for these services. The table below shows the advisory fee as an annual
prospectus.                                    percentage of each portfolio's average daily net assets.

                                               . Other expenses
                                               The table also shows expenses the M Fund paid in 1998 as an annual percentage of each portfolio's average daily net assets. MFIA has agreed to pay operating expenses of the M Fund (not including brokerage or other portfolio transaction expenses, expenses for litigation, indemnification, taxes, or other extraordinary expenses) that exceed 0.25% of each portfolio's average daily net assets. MFIA does this voluntarily, but does not guarantee that it will continue to do so after December 31, 1999.

                                               M Fund Expenses after Expense Limitation/1/

                                                                                   Advisory     Other       Total
                                                                                     Fee       Expenses    Expenses
                                                                                   --------    --------    --------
                                               Brandes International Equity         1.05%       0.25%       1.30%
                                               Turner Core Growth                   0.45%       0.25%       0.70%
                                               Frontier Capital Appreciation        0.90%       0.25%       1.15%
                                               Enhanced U.S. Equity                 0.55%       0.25%       0.80%

                                               /1/ Actual expenses for 1998 were 3.57% for Brandes International Equity
                                               Portfolio, 3.42% for Turner Core Growth Portfolio, 1.75% for Frontier Capital
                                               Appreciation Portfolio, and 2.34% for Enhanced U.S. Equity. MFIA paid the difference.

                                               Statements and reports we'll send you
                                               We'll send you financial statements that we receive from M Fund.

The rights we describe in                      Voting rights
the accompanying                               We're the legal owner of the shares of the M Fund that are held by the variable
variable life insurance                        accounts. The voting rights we describe in the Voting rights section of the
prospectus under Making                        accompanying variable life insurance prospectus and how we'll exercise them
changes to the separate                        also apply to the M Fund.
account also apply to the
M Fund.

ILLUSTRATIONS

                                              Illustrations 1 and 2, which appear on the following pages, illustrate how the death benefit, accumulated value and net cash surrender value of a hypothetical policy may vary over an extended period of time, based on certain hypothetical rates of return.

                                              These illustrations are based on a hypothetical policy with the following characteristics:

If you ask us, we'll provide you with         . the death benefit option is Option A
different kinds of illustrations:             . the face amount is $1,500,000
                                              . the annual premium is $32,132
 . Illustrations similar to the ones in the    . on the policy date, the people insured by the policy are:
  prospectus and this supplement, but           - a 55-year old male non-smoker
  based on information you give us about the    - a 55-year old female non-smoker
  ages of the two people to be insured by
  the policy, their risk classes, the face    The cost of insurance rates vary by illustration, as follows:
  amount, the death benefit and premium       ----------------------------------------------
  payments.                                                           Cost of insurance rate
                                              ----------------------------------------------
 . Illustrations that show the allocation of   Illustration 1          Current
  premium payments to specified variable      Illustration 2          Guaranteed
  accounts. These will reflect the expenses   ----------------------------------------------
  of the portfolio in which the variable
  account invests.                            Assumptions
                                              The illustrations are based on the guideline premium test. Here are the
 . Illustrations that use a hypothetical       assumptions we're using:
  gross rate of return that's greater than
  12%. These are available only to certain    . The hypothetical rates of return are equal to constant gross annual rates of
  large institutional investors.                0%, 6% and 12%.
                                              . All premium payments are made at the beginning of the policy year.
                                              . An amount equal to the annual premium, after taxes, is invested to earn interest at 5% compounded annually for the second column of each table, Total premiums paid plus interest at 5%, which shows the amount that would accumulate.
                                              . No policy loans have been taken out.
                                              . The amounts shown for the death benefits, accumulated values and net cash surrender values reflect charges deducted from the variable accounts. This means that the net investment return on the variable accounts is lower than the gross investment return on the assets.
                                              . The amounts shown for the death benefits, accumulated values and net cash surrender values also reflect premium loads, administrative charges and mortality and expense risk charges.
The Pacific Select Fund's investment          . The illustrations assume total annual advisory fees and expenses of 80% of
advisory fees and expenses are shown in An      total average daily net assets of the portfolios. This reflects average
overview of Pacific Select Estate Preserver.    advisory fees of .69% and average expenses of .11% based upon fees and expenses of portfolios available as investment options under the policy.
The M Fund's investment advisory fees and
expenses are shown on page 3 of this
supplement.


                                              . There are no charges against the variable accounts for income taxes but we reserve the right to impose charges in the future.

                                              Things to keep in mind
                                              Here are a few things to keep in mind when reviewing the illustrations:

                                              . The values shown would be different if, although the gross annual investment rates of return averaged 0%, 6% or 12% over a period of years, they also rose above or fell below those averages for individual policy years.

                                              . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                0%, 6% and 12% correspond to approximate net annual rates of return of -.80%,
                                                5.15%, and 11.10%.

                                              . The amounts shown would be different if unisex insurance rates were used or if the people insured by the policy were females and insurance rates for females were used.

                                              . For the illustration that assumes current cost of insurance rates, the amounts shown would be different if either person insured by the policy was a smoker and rates for smokers were used.

                                              . The portfolio expenses used in the illustrations do not include foreign taxes. Here's what foreign taxes were for the year ended December 31, 1998:

                                              -----------------------------------------------------
                                                                              Percentage of average
                                              Portfolio                       daily net assets
                                              -----------------------------------------------------
                                              Pacific Select Fund:
                                               Aggressive Equity                  0.01%
                                               Growth LT                          0.01%
                                               Equity Income                      0.01%
                                               Equity Index                       0.01%
                                               International                      0.23%
                                               Emerging Markets                   0.26%
                                              M Fund:
                                               Brandes International Equity       0.18%
                                              -----------------------------------------------------


                                              --------------------------------------------------------------------------------

                                              Illustration 1
                                              Death benefit Option A at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:A
                                              FACE AMOUNT:$1,500,000
                                              MALE NONSMOKER ISSUE AGE 55
                                              FEMALE NONSMOKER ISSUE AGE 55
                                              GUIDELINE PREMIUM TEST
                                              ANNUAL PREMIUM:$32,132

Flexible premium survivorship variable        --------------------------------------------------------------------------------
universal life                                          Total
Illustration of death benefits, accumulated             premiums
values and net cash surrender values.         End of    paid plus       End of year DEATH BENEFIT assuming
                                              policy    interest at     hypothetical gross annual investment return of
All premium payments are illustrated as if    year         5%                 0%                6%                12%
made at the beginning of the policy year.     --------------------------------------------------------------------------------
                                               1           $33,739            $1,500,000         $1,500,000         $1,500,000
This illustration assumes no policy loans      2           $69,164            $1,500,000         $1,500,000         $1,500,000
or partial withdrawals have been made.         3          $106,361            $1,500,000         $1,500,000         $1,500,000
                                               4          $145,418            $1,500,000         $1,500,000         $1,500,000
The death benefits, accumulated values and     5          $186,427            $1,500,000         $1,500,000         $1,500,000
cash surrender values will differ if           6          $229,487            $1,500,000         $1,500,000         $1,500,000
premiums are paid in different amounts or      7          $274,700            $1,500,000         $1,500,000         $1,500,000
frequencies.                                   8          $322,174            $1,500,000         $1,500,000         $1,500,000
                                               9          $372,021            $1,500,000         $1,500,000         $1,500,000
The hypothetical investment rates shown       10          $424,360            $1,500,000         $1,500,000         $1,500,000
above and elsewhere in this prospectus are    15          $728,031            $1,500,000         $1,500,000         $1,500,000
illustrative only and should not be           20        $1,115,599            $1,500,000         $1,500,000         $2,004,601
interpreted as a representation of past or    25        $1,610,245            $1,500,000         $1,500,000         $3,526,138
future investment results. Actual rates of    30        $2,241,554            $1,500,000         $1,978,416         $6,134,810
return may be more or less than those shown   35        $3,047,281            $1,500,000         $2,687,510        $10,451,095
and will depend on a number of factors,       --------------------------------------------------------------------------------
including the investment allocations made              End of year                          End of year
to variable accounts by the owner and the              ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
experience of the accounts. No                End of   assuming hypothetical gross          assuming hypothetical gross
representation can be made by us, the         policy   annual investment return of          annual investment return of
separate account or the underlying funds      year        0%          6%          12%          0%          6%          12%
that these hypothetical rates of return       --------------------------------------------------------------------------------
can be achieved for any one year or            1        $26,536      $28,196      $29,857    $14,184      $15,843      $17,505
sustained over any period of time.             2        $52,575      $57,544      $62,713    $41,595      $46,564      $51,733
                                               3        $78,091      $88,069      $98,860    $68,484      $78,461      $89,252
This is an illustration only. An               4       $103,056     $119,795     $138,622    $94,821     $111,560     $130,387
illustration is not intended to predict        5       $127,439     $152,748     $182,362   $120,577     $145,886     $175,500
actual performance. Interest rates,            6       $151,323     $187,072     $230,605   $145,833     $181,582     $225,115
dividends, and values set forth in the         7       $174,911     $223,036     $284,043   $170,793     $218,919     $279,926
illustration are not guaranteed.               8       $198,237     $260,754     $343,277   $195,492     $258,009     $340,532
                                               9       $221,304     $300,313     $408,941   $219,932     $298,941     $407,569
                                              10       $244,117     $341,807     $481,738   $244,117     $341,807     $481,738
                                              15       $368,109     $597,868   $1,001,925   $368,109     $597,868   $1,001,925
                                              20       $482,857     $921,815   $1,873,459   $482,857     $921,815   $1,873,459
                                              25       $582,430   $1,342,800   $3,358,226   $582,430   $1,342,800   $3,358,226
                                              30       $637,039   $1,884,205   $5,842,677   $637,039   $1,884,205   $5,842,677
                                              35       $580,912   $2,559,533   $9,953,424   $580,912   $2,559,533   $9,953,424
                                              --------------------------------------------------------------------------------


                                              --------------------------------------------------------------------------------

                                              Illustration 2
                                              Death benefit Option A at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:A
                                              FACE AMOUNT:$1,500,000
                                              MALE NONSMOKER ISSUE AGE 55
                                              FEMALE NONSMOKER ISSUE AGE 55
                                              GUIDELINE PREMIUM TEST
                                              ANNUAL PREMIUM:$32,132

Flexible premium survivorship variable        --------------------------------------------------------------------------------
universal life                                          Total
Illustration of death benefits,                         premiums
accumulated values and net cash surrender     End of    paid plus       End of year DEATH BENEFIT assuming
values.                                       policy    interest at     hypothetical gross annual investment return of
                                              year         5%                 0%                  6%                12%
All premium payments are illustrated as if    --------------------------------------------------------------------------------
made at the beginning of the policy year.      1           $33,739           $1,500,000          $1,500,000        $1,500,000
                                               2           $69,164           $1,500,000          $1,500,000        $1,500,000
This illustration assumes no policy loans      3          $106,361           $1,500,000          $1,500,000        $1,500,000
or partial withdrawals have been made.         4          $145,418           $1,500,000          $1,500,000        $1,500,000
                                               5          $186,427           $1,500,000          $1,500,000        $1,500,000
*Additional payment will be required to        6          $229,487           $1,500,000          $1,500,000        $1,500,000
prevent policy termination.                    7          $274,700           $1,500,000          $1,500,000        $1,500,000
                                               8          $322,174           $1,500,000          $1,500,000        $1,500,000
The death benefits, accumulated values and     9          $372,021           $1,500,000          $1,500,000        $1,500,000
cash surrender values will differ if          10          $424,360           $1,500,000          $1,500,000        $1,500,000
premiums are paid in different amounts or     15          $728,031           $1,500,000          $1,500,000        $1,500,000
frequencies.                                  20        $1,115,599           $1,500,000          $1,500,000        $1,912,579
                                              25        $1,610,245           $1,500,000          $1,500,000        $3,349,520
The hypothetical investment rates shown       30        $2,241,554                  $0*          $1,569,155        $5,754,519
above and elsewhere in this prospectus are    35        $3,047,281                  $0*          $2,115,323        $9,568,272
illustrative only and should not be           --------------------------------------------------------------------------------
interpreted as a representation of past or             End of year                          End of year
future investment results. Actual rates of             ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
return may be more or less than those shown   End of   assuming hypothetical gross          assuming hypothetical gross
and will depend on a number of factors,       policy   annual investment return of          annual investment return of
including the investment allocations made     year        0%          6%          12%          0%          6%          12%
to variable accounts by the owner and the     --------------------------------------------------------------------------------
experience of the accounts. No
representation can be made by us, the          1        $26,520      $28,179      $29,840    $14,167      $15,827      $17,487
separate account or the underlying funds       2        $52,507      $57,473      $62,639    $41,527      $46,493      $51,659
that these hypothetical rates of return can    3        $77,929      $87,897      $98,677    $68,321      $78,289      $89,070
be achieved for any one year or sustained      4       $102,753     $119,469     $138,272    $94,518     $111,234     $130,037
over any period of time.                       5       $126,943     $152,206     $181,772   $120,080     $145,344     $174,909
                                               6       $150,572     $186,242     $229,687   $145,082     $180,752     $224,197
This is an illustration only. An               7       $173,458     $221,456     $282,325   $169,341     $217,338     $278,207
illustration is not intended to predict        8       $195,518     $257,829     $340,140   $192,773     $255,084     $337,395
actual performance. Interest rates,            9       $216,638     $295,317     $403,631   $215,266     $293,945     $402,259
dividends, and values set forth in the        10       $236,694     $333,872     $473,365   $236,694     $333,872     $473,365
illustration are not guaranteed.              15       $330,226     $557,671     $962,514   $330,226     $557,671     $962,514
                                              20       $369,377     $808,615   $1,787,457   $369,377     $808,615   $1,787,457
                                              25       $289,020   $1,098,927   $3,190,019   $289,020   $1,098,927   $3,190,019
                                              30             $0   $1,494,433   $5,480,495        $0*   $1,494,433   $5,480,495
                                              35             $0   $2,014,593   $9,112,640        $0*   $2,014,593   $9,112,640
                                              --------------------------------------------------------------------------------

PART II.  ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet.
     The cross-reference sheet.
     The Prospectus consisting of 117 pages (including illustrations). Supplement to prospectus dated May 1, 1999 consisting of 7 pages.
     The undertaking to file reports.
     Representation pursuant to Section 26(e) of the Investment Company Act of 1940.
     The signatures.

Written Consent of the following person (included in the exhibits shown below):

     Deloitte & Touche LLP, Independent Auditors
     Dechert Price & Rhoads, Outside Counsel

The following exhibits:

  1.  (1)   (a)  Resolution of the Board of Directors of the Depositor dated
                 November 22, 1989 and copies of the Memoranda concerning
                 Pacific Select Exec Separate Account dated May 12, 1988 and
                 January 26, 1993./1/
            (b)  Resolution of the Board of Directors of Pacific Life Insurance
                 Company authorizing conformity to the terms of the current
                 Bylaws./5/
      (2)   Inapplicable
      (3)   (a)  Distribution Agreement Between Pacific Mutual Life Insurance
                 Company and Pacific Equities Network/1/
            (b)  Form of Selling Agreement Between Pacific Equities Network and
                 Various Broker-Dealers/3/
      (4)   Inapplicable
      (5)   (a)  Last Survivor Flexible Premium Variable Life Insurance
                 Policy (Form 96-56)/2/
            (b)  Accelerated Living Benefit Rider/1/
            (c)  Policy Split Option Rider/1/
            (d)  Last Survivor Added Protection Benefit (Form R96-LSAPB)/2/
            (e)  Individual Annual Renewable Term Rider (Form R96-ART)/2/
            (f)  Enhanced Policy Split Option Rider (Form R96-EPSO)/2/
            (g)  Fixed LT Account Endorsement
      (6)   (a)  Articles of Incorporation of Pacific Life Insurance
                 Company/5/
            (b)  Bylaws of Pacific Life Insurance Company/5/
      (7)   Inapplicable
      (8)   Inapplicable
      (9)   (a)  Participation Agreement between Pacific Life Insurance
                 Company and Pacific Select Fund/3/
            (b)  M Fund Inc. Participation Agreement with Pacific Life
                 Insurance Company./4/
      (10)  Applications and General Questionnaire/1/

  2. Form of Opinion and consent of legal officer of Pacific Mutual as to legality of Policies being registered/1/ (Incorporated by reference to Exhibit No. 3 filed in Registrant's Registration Statement on Form S-6 filed via EDGAR on March 14, 1996, File No. 333-01713, Accession Number 0000898430-96-000838.)

  3.  Inapplicable

  4.  Inapplicable

  5.  Inapplicable

  6.  (a) Consent of Independent Auditors
      (b) Consent of Dechert Price & Rhoads/2/

  7.  Opinion of Actuary

  8.  Memorandum Describing Issuance, Transfer, and Redemption
      Procedures/1/

  9.  Powers of Attorney

_______________________

/1/ Filed as part of the Registration Statement on Form S-6 filed via EDGAR on March 14, 1996, File No. 333-01713, Accession Number 0000898430-96-000838.
/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed via EDGAR on October 25, 1996, File
       No. 333-01713 Accession Number 0001017062-96-000349.
/3/ Filed as part of Post-Effective Amendment No.1 to the Registration Statement on Form S-6 filed via EDGAR on January 15, 1997, File
       No. 333-01713 Accession Number 0001017062-97-000040.
/4/ Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed via EDGAR on April 25, 1997, File
       No. 333-01713, Accession Number 0001017062-97-000727.
/5/ Filed as part of Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File
       No. 333-01713, Accession Number 0001017062-98-000895.

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940


     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 9th day of April, 1999.



                                       PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                       (Registrant)

                                  BY:  PACIFIC MUTUAL LIFE INSURANCE COMPANY
                                       (Depositor)

                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/ DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact


(Power of Attorney is contained in Exhibit 9 in this Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-01713.)

SIGNATURES

     Pursuant to the requirements of the Securities act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 9th day of April, 1999.


                                       PACIFIC LIFE INSURANCE COMPANY
                                       (Registrant)


                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact


(Power of attorney is contained in Exhibit 9 in this Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-01713.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                              Title              Date

Thomas C. Sutton*             Director, Chairman          ____________, 1999
                              of the Board and
                              Chief Executive Officer

Glenn S. Schafer*             Director and President      ____________, 1999

Khanh T. Tran*                Director, Senior Vice       ____________, 1999
                              President and Chief
                              Financial Officer

David R. Carmichael*          Director, Senior Vice       ____________, 1999
                              President and General
                              Counsel

Audrey L. Milfs*              Director, Vice President    ____________, 1999
                              and Corporate Secretary

Richard M. Ferry*             Director                    ____________, 1999

Donald E. Guinn*              Director                    ____________, 1999

Ignacio E. Lozano, Jr.*       Director                    ____________, 1999

Charles D. Miller*            Director                    ____________, 1999

Donn B. Miller*               Director                    ____________, 1999

Richard M. Rosenberg*         Director                    ____________, 1999

James R. Ukropina*            Director                    ____________, 1999

Raymond L. Watson*            Director                    ____________, 1999

Edward R. Byrd*               Vice President and
                              Controller                  ____________, 1999

Brian D. Klemens*             Vice President and
                              Treasurer                   ____________, 1999


*BY: /s/ DAVID R. CARMICHAEL                                   April 9, 1999
David R. Carmichael
as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in this Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 of Pacific Select Exec
Separate Account, File No. 333-01713.)